UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518
                                                    ----------

                               The RBB Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-792-2555
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                   Date of reporting period: November 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 2005

                                                        PAR
                                                       (000)          VALUE
                                                   ------------  ---------------
CERTIFICATES OF DEPOSIT--9.0%
DOMESTIC CERTIFICATES OF DEPOSIT--4.8%
Credit Suisse First Boston New York
  (A-1,P-1)
  4.040%, 12/07/05                                 $     3,500   $    3,500,000
First Tennessee Bank (A-1,P-1)
  4.280%, 01/30/06                                      10,000       10,000,000
                                                                 ---------------
                                                                     13,500,000
                                                                 ---------------

YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.2%
Banque Nationale de Paris (A-1+,P-1)
  4.505%, 10/19/06                                       1,900        1,900,000
Barclays Bank P.L.C. (A-1+,P-1)
  4.035%, 12/08/05                                      10,000       10,000,000
                                                                 ---------------
                                                                     11,900,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $25,400,000)                                                25,400,000
                                                                 ---------------

COMMERCIAL PAPER--61.5%
ASSET BACKED SECURITIES--32.7%
Brahms Funding Corp. (A-1,P-1)
  4.100%, 12/08/05                                       7,884        7,877,715
Citigroup Funding, Inc. (A-1+,P-1)
  4.240%, 01/30/06                                      10,000        9,929,333
Crown Point Capital Co. (A-1,P-1)
  4.200%, 02/06/06                                       8,000        7,937,467
Emerald Certificates MBNA (A-1+, P-1)
  4.330%, 02/08/06                                       8,000        7,933,607
Giro Funding US Corp. (A-1,P-1)
  3.820%, 12/06/05                                      10,000        9,994,694
Greenwich Capital Holdings (A-1+,P-1)
  (A-1+, P-1)
  4.160%, 12/27/05                                      10,000       10,000,000
Lake Constance Funding LLC (A-1+,P-1)
  3.770%, 12/01/05                                       4,700        4,700,000
Liberty Street Funding Co. (A-1,P-1)
  4.020%, 12/05/05                                      13,826       13,819,824
Sigma Finance, Inc. (A-1+,P-1)
  4.230%, 01/31/06                                       4,600        4,567,029
Silver Tower US Funding (A-1,P-1)
  3.880%, 12/07/05                                       5,000        4,996,767
Victory Receivables Corp. (A-1,P-1)
  4.040%, 12/06/05                                      10,000        9,994,389
                                                                 ---------------
                                                                     91,750,825
                                                                 ---------------

                                                        PAR
                                                       (000)          VALUE
                                                   ------------  ---------------
BANKS--16.3%
Banco Santander Puerto Rico (A-1,P-1)
  4.000%, 12/15/05                                 $     9,100   $    9,085,844
Bank of America Corp. (A-1+,P-1)
  3.960%, 12/13/05                                       5,000        4,993,400
  4.213%, 01/31/06                                      10,000        9,928,613
Barclays US Funding LLC (A-1+,P-1)
  4.300%, 02/27/06                                       2,300        2,275,825
Depfa Bank P.L.C. (A-1+,P-1)
  4.210%, 01/18/06                                      12,510       12,439,777
Deutsche Bank Financial LLC (A-1+,P-1)
  3.910%, 12/13/05                                       7,000        6,990,877
                                                                 ---------------
                                                                     45,714,336
                                                                 ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--4.6%
General Electric Capital Services
  (A-1+,P-1)
  3.975%, 12/13/05                                       9,000        8,988,075
  4.230%, 01/27/06                                       4,000        3,973,210
                                                                 ---------------
                                                                     12,961,285
                                                                 ---------------

FINANCE SERVICES--2.5%
Credit Suisse First Boston USA, Inc.
  (A-1,P-1)
  4.150%, 01/26/06                                       7,175        7,128,681
                                                                 ---------------

MORTGAGE BANKERS & CORRESPONDENTS--5.4%
Countrywide Financial Corp. (A-1,P-2)
  4.070%, 12/09/05                                      15,000       14,986,433
                                                                 ---------------
TOTAL COMMERCIAL PAPER
  (Cost $172,541,560)                                               172,541,560
                                                                 ---------------

MUNICIPAL BONDS--0.7%
PENNSYLVANIA--0.7%
Franklin County, PA IDR (A-1, A+)
  4.240%, 12/01/05                                       1,945        1,945,000
                                                                 ---------------
TOTAL MUNICIPAL BONDS
   (Cost $1,945,000)                                                  1,945,000
                                                                 ---------------

VARIABLE RATE OBLIGATIONS--8.2%
ASSET BACKED SECURITIES--2.1%
Racers Trust 2004-6-MM (A1,P1) (P-1)++
  4.166%, 12/22/05                                       1,000        1,000,000
Racers-2005-17-0 (A-1,P-1)++
  4.390%, 02/21/06                                       5,000        5,000,000
                                                                 ---------------
                                                                      6,000,000
                                                                 ---------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                        PAR
                                                       (000)          VALUE
                                                   ------------  ---------------
BANKS--3.6%
HBOS Treasury Services P.L.C. (AA, Aa2)++
  4.011%, 12/27/05                                 $     8,000   $    8,000,000
Westpac Banking Corp. (AA-, Aa3)++
  3.844%, 12/12/05                                       2,000        2,000,000
                                                                 ---------------
                                                                     10,000,000
                                                                 ---------------

LIFE INSURANCE--1.8%
MetLife Global Funding, Inc. (AA, Aa2)
  4.261%, 12/28/05                                       5,000        5,000,000
                                                                 ---------------

SECURITY BROKERS & DEALERS--0.7%
Morgan Stanley (A-1, P-1)++
  4.143%, 12/01/05                                       2,000        2,000,000
                                                                 ---------------

TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $23,000,000)                                                 23,000,000
                                                                 ---------------

MEDIUM TERM NOTES--0.7%
Toyota Motor Credit Corp. (AAA,AAA)
  3.854%, 11/02/06                                       2,000        1,988,344
                                                                 ---------------

TOTAL MEDIUM TERM NOTES
   (Cost $1,988,344)                                                  1,988,344
                                                                 ---------------

MASTER NOTES--5.0%
Merrill Lynch Mortgage Capital, Inc.
  4.100%, 12/06/05                                       8,000        8,000,000
Morgan Stanley Mortgage Capital, Inc.
  (A1, P1)
  4.233%, 12/01/05                                       6,000        6,000,000
                                                                 ---------------
TOTAL MASTER NOTES
  (Cost $14,000,000)                                                 14,000,000
                                                                 ---------------

REPURCHASE AGREEMENTS--14.9%
Morgan Stanley & Co.
(Tri- Party Agreement dated
11/30/05 to be repurchased at $38,004,254
collateralized by $41,138,731 Federal
National Mortgage Association Bonds at a
rate of 5.50% to 6.50%, due 08/01/34 to
09/01/35. Market value of collateral is
$39,563,434.)
  4.030%, 12/01/05                                      38,000       38,000,000

                                                        PAR
                                                       (000)          VALUE
                                                   ------------  ---------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co.
(Tri- Party Agreement dated 11/30/05 to be
repurchased at $3,800,416 collateralized by
$4,068,666 Federal National Mortgage
Association Bonds at a rate of 5.50% to
6.50%, due 08/01/34 to 09/01/35. Market
value of collateral is $3,912,867.)
  3.940%, 12/01/05 ...........................     $     3,800   $    3,800,000
                                                                 ---------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $41,800,000)                                                41,800,000
                                                                 ---------------

TOTAL INVESTMENTS AT VALUE--100.0%
   (Cost $280,674,904)                                              280,674,904
                                                                 ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%                             (80,552)
                                                                 ---------------
NET ASSETS (APPLICABLE TO 115,412,542
BEDFORD SHARES AND 165,185,526 SANSOM
STREET SHARES)--100.0%                                           $  280,594,352
                                                                 ===============

NET ASSET VALUE, Offering and Redemption
Price Per Share ($280,594,352 / 280,597,068)                     $         1.00
                                                                 ===============

NET ASSET VALUE, Offering and Redemption
Price Per Bedford Shares ($115,410,470/ 115,412,542)             $         1.00
                                                                 ===============
NET ASSET VALUE, Offering and Redemption
Price Per Sansom Shares ($165,183,882 / 165,185,526)             $         1.00
                                                                 ===============
INVESTMENT ABBREVIATIONS
IDR     Industrial Development Revenue

++ Variable Rate Obligations -- The interest rate shown is the rate as of November 30, 2005 and the maturity date shown is the next interest rate readjustment date or the maturity date.

        For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS--97.4%

            AEROSPACE & DEFENSE--0.5%
  23,700    Allied Defense Group, Inc. (The)*                    $      533,961
  12,400    Kaman Corp., Class A                                        238,204
                                                                 ---------------
                                                                        772,165
                                                                 ---------------

            AIRLINES--1.9%
 105,500    ExpressJet Holdings, Inc.*                                  919,960
  74,267    Republic Airways Holdings, Inc.*                          1,079,099
 101,100    World Air Holdings, Inc.*                                 1,063,572
                                                                 ---------------
                                                                      3,062,631
                                                                 ---------------

            APPAREL--2.3%
  13,997    Buckle, Inc. (The)                                          459,102
  31,900    Children's Place Retail Stores, Inc. (The)*               1,582,240
  34,100    Guess?, Inc.*+                                            1,155,308
  91,700    Wilsons The Leather Experts, Inc.*                          408,065
                                                                 ---------------
                                                                      3,604,715
                                                                 ---------------

            AUTOMOBILE PARTS & EQUIPMENT--1.2%
  62,100    Accuride Corp.*                                             807,300
  75,056    Audiovox Corp., Class A*                                  1,039,526
                                                                 ---------------
                                                                      1,846,826
                                                                 ---------------

            BANKS--2.0%
   7,600    Community Bancorp*                                          246,012
  22,300    Corus Bankshares, Inc.+                                   1,310,794
  42,400    First BanCorp.                                              513,040
  16,700    First Busey Corp                                            351,034
  28,691    Intervest Bancshares Corp.*                                 729,612
   2,900    Wilshire Bancorp, Inc.                                       49,329
                                                                 ---------------
                                                                      3,199,821
                                                                 ---------------

            BIOTECH--3.5%
  11,400    Abgenix, Inc.*                                              156,294
  11,900    Alkermes, Inc.*                                             216,342
  12,000    Amylin Pharmaceuticals, Inc.*                               448,920
  17,060    Anika Therapeutics, Inc.*                                   201,479
  14,800    Arena Pharmaceuticals, Inc.*                                159,544
  44,623    BioMarin Pharmaceutical, Inc.*                              434,628

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            BIOTECH--(CONTINUED)
   5,700    CV Therapeutics, Inc.*                               $      140,961
  95,500    Gene Logic, Inc.*                                           343,800
  17,500    Human Genome Sciences, Inc.*+                               161,875
   7,100    ICOS Corp.*                                                 202,279
  60,600    Medarex, Inc.*                                              633,876
  13,200    Myogen, Inc.*                                               286,968
   4,800    Neurocrine Biosciences, Inc.*+                              285,696
  31,832    Regeneron Pharmaceuticals, Inc.*                            355,563
  15,300    Strategic Diagnostics, Inc.*                                 50,490
  74,700    SuperGen, Inc.*+                                            418,320
  61,765    ViroPharma, Inc.*                                         1,079,035
                                                                 ---------------
                                                                      5,576,070
                                                                 ---------------

            BUILDING & BUILDING MATERIALS--1.4%
  59,309    Builders FirstSource, Inc.*                               1,180,249
  26,552    Cavco Industries, Inc.*                                   1,042,166
                                                                 ---------------
                                                                      2,222,415
                                                                 ---------------

            BUILDING SUPPLIES--0.3%
  42,900    BlueLinx Holdings, Inc.                                     478,764
                                                                 ---------------

            BUSINESS SERVICES--2.1%
  43,850    Barrett Business Services, Inc.*                          1,105,020
  36,600    Fargo Electronics*+                                         699,426
  24,200    Forrester Research, Inc.*                                   451,088
  21,100    Marlin Business Services, Inc.*                             479,181
  23,100    On Assignment, Inc.*                                        255,255
  13,600    Plexus Corp.*                                               292,400
                                                                 ---------------
                                                                      3,282,370
                                                                 ---------------

            CELLULAR COMMUNICATIONS--0.4%
  29,700    Syniverse Holdings, Inc.*                                   574,398
                                                                 ---------------

            CHEMICALS - DIVERSIFIED--0.3%
  25,500    Rockwood Holdings, Inc.*                                    465,120
                                                                 ---------------

            CHEMICALS - SPECIALTY--1.0%
  14,500    Balchem Corp.                                               399,910
  64,165    UAP Holding Corp.+                                        1,217,852
                                                                 ---------------
                                                                      1,617,762
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMERCIAL SERVICES--1.3%
  34,700    Jackson Hewitt Tax Service, Inc.                     $      834,188
  30,674    Steiner Leisure Ltd.*                                     1,152,729
                                                                 ---------------
                                                                      1,986,917
                                                                 ---------------

            COMPUTER NETWORKING PRODUCTS--0.7%
  23,900    Black Box Corp.                                           1,116,369
                                                                 ---------------

            COMPUTER PERIPHERALS--0.8%
 144,500    Lexar Media, Inc.*+                                       1,232,585
                                                                 ---------------

            COMPUTER SERVICES--2.7%
  66,700    Advanced Digital Information Corp.*                         700,350
   5,900    CACI International, Inc., Class A*                          326,624
  96,235    Radiant Systems, Inc.*                                    1,253,942
  87,105    Sykes Enterprises, Inc.*                                  1,202,049
  40,435    Syntel, Inc.                                                831,344
                                                                 ---------------
                                                                      4,314,309
                                                                 ---------------

            COMPUTER SOFTWARE--2.7%
  45,800    American Reprographics Co.*                                 985,158
  28,600    Aspen Technology, Inc.*                                     211,640
  29,200    Embarcadero Technologies, Inc*                              220,168
 131,494    Informatica Corp.*                                        1,477,993
  10,200    LaserCard Corp.+                                            108,120
  91,400    Parametric Technology Corp.*                                534,690
  24,500    SSA Global Technologies, Inc.*+                             445,410
  19,100    StarTek, Inc.                                               317,251
                                                                 ---------------
                                                                      4,300,430
                                                                 ---------------

            COMPUTERS, SOFTWARE & SERVICING--1.3%
  99,830    Peerless Systems Corp.*                                     702,803
 151,900    RealNetworks, Inc.*                                       1,313,935
                                                                 ---------------
                                                                      2,016,738
                                                                 ---------------

            CONSTRUCTION & BUILDING MATERIALS--0.4%
  37,700    Insteel Industries, Inc.                                    609,609
                                                                 ---------------
            CONSUMER PRODUCTS--0.4%
  46,700    Playtex Products, Inc.*                                     653,800
                                                                 ---------------

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            DATA PROCESSING--2.4%
  51,759    CSG Systems International, Inc.*                     $    1,242,216
 106,132    infoUSA, Inc.                                             1,075,117
  47,700    Transaction Systems Architects, Inc.*                     1,388,070
                                                                 ---------------
                                                                      3,705,403
                                                                 ---------------

            DRUGS & MEDICAL PRODUCTS--0.1%
   9,500    Matrixx Initiatives, Inc.*                                  206,720
                                                                 ---------------

            ELECTRICAL EQUIPMENT--0.4%
  17,300    Regal-Beloit Corp.                                          610,517
                                                                 ---------------

            ELECTRONIC COMPONENTS--0.0%
   1,100    Sunpower Corp.*                                              27,500
                                                                 ---------------

            ELECTRONIC COMPONENTS & ACCESSORIES--1.5%
  18,400    ANADIGICS, Inc.                                              96,508
  24,315    Exar Corp.*                                                 300,533
  28,000    Multi-Fineline Electronix, Inc.*                          1,036,000
  74,300    Nu Horizons Electronics Corp.*                              742,257
  23,300    Planar Systems, Inc.*                                       226,010
                                                                 ---------------
                                                                      2,401,308
                                                                 ---------------

            ELECTRONIC MEASUREMENTS - INSTRUMENTS--1.0%
   6,800    Hypercom Corp.*                                              42,160
  31,100    Itron, Inc.*                                              1,453,925
                                                                 ---------------
                                                                      1,496,085
                                                                 ---------------

            ENERGY--0.2%
   4,600    Headwaters, Inc.*                                           163,898
   9,753    Hoku Scientific, Inc.*                                       85,826
                                                                 ---------------
                                                                        249,724
                                                                 ---------------

            FINANCIAL SERVICES--1.6%
  26,785    GFI Group, Inc.*+                                         1,193,004
  13,100    Hercules Technology Growth Capital, Inc.*                   148,685
   1,700    IntercontinentalExchange, Inc.*                              54,910
  26,600    Investment Technology Group, Inc.*                        1,034,474

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            FINANCIAL SERVICES--(CONTINUED)
  12,655    Nicholas Financial, Inc.                             $      131,865
                                                                 ---------------
                                                                      2,562,938
                                                                 ---------------

            FOOD & AGRICULTURE--1.6%
  60,900    Gold Kist, Inc.*                                            969,528
   4,901    Nash Finch Co.                                              131,690
  26,800    Performance Food Group Co.*                                 761,120
   7,400    Premium Standard Farms, Inc.*                               123,210
  50,900    Spartan Stores, Inc.*                                       509,509
                                                                 ---------------
                                                                      2,495,057
                                                                 ---------------

            FOOD & BEVERAGE--0.2%
  22,100    Mgp Ingredients, Inc.                                       249,067
                                                                 ---------------

            HEALTH CARE--3.0%
  20,770    Allied Healthcare International, Inc.*                      124,620
  32,890    IntegraMed America, Inc.*                                   359,159
  44,887    Kendle International, Inc.*                               1,072,799
   9,800    Magellan Health Services, Inc.*                             286,356
  44,181    NovaMed, Inc.*                                              302,198
  65,263    Odyssey HealthCare, Inc.*                                 1,208,671
  34,000    WellCare Health Plans, Inc.*                              1,342,320
                                                                 ---------------
                                                                      4,696,123
                                                                 ---------------

            HOSPITALS--0.5%
  21,600    United Surgical Partners International, Inc.*               749,736
                                                                 ---------------

            INDUSTRIAL PARTS--0.2%
  34,400    Gerber Scientific, Inc.*                                    328,176
                                                                 ---------------

            INSURANCE - PROPERTY & CASUALTY--1.5%
  11,600    Affirmative Insurance Holdings, Inc.                        156,600
  13,900    Arch Capital Group Ltd.*                                    729,194
 150,350    Capital Title Group, Inc.                                   929,163
   2,200    James River Group, Inc.*                                     41,272
   2,700    Platinum Underwriters Holdings Ltd.                          82,242

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY & CASUALTY--(CONTINUED)
  16,200    Procentury Corp.*                                    $      171,882
   6,999    Safety Insurance Group, Inc.                                280,730
                                                                 ---------------
                                                                      2,391,083
                                                                 ---------------

            INTERNET CONTENT--1.7%
 165,300    24/7 Real Media, Inc.*                                    1,223,220
  86,600    TriZetto Group, Inc. (The)*                               1,407,250
                                                                 ---------------
                                                                      2,630,470
                                                                 ---------------

            INTERNET SOFTWARE--0.1%
  31,143    AsiaInfo Holdings, Inc.*                                    118,032
  13,000    SonicWALL, Inc.*                                             96,590
                                                                 ---------------
                                                                        214,622
                                                                 ---------------

            LABORATORY ANALYTICAL INSTRUMENTS--0.0%
   1,900    Varian, Inc.*                                                79,724
                                                                 ---------------

            LEISURE & ENTERTAINMENT--2.5%
  67,800    Bluegreen Corp.*                                          1,008,186
  53,500    Dover Downs Gaming & Entertainment, Inc.                    671,960
  11,800    Escala Group, Inc.*                                         195,290
  16,300    Monarch Casino & Resort, Inc.*                              348,657
  19,200    Speedway Motorsports, Inc.                                  747,072
 183,138    Youbet.com, Inc.*                                         1,021,910
                                                                 ---------------
                                                                      3,993,075
                                                                 ---------------

            MACHINERY--4.7%
  41,300    Advanced Energy Industries, Inc.*                           551,768
  53,700    Columbus McKinnon Corp.*                                  1,126,626
  10,800    DXP Enterprises, Inc.*                                      176,472
 118,600    Flow International Corp.*                                 1,002,170
  41,700    JLG Industries, Inc.+                                     1,897,350
  20,100    Terex Corp.*+                                             1,238,562
  54,100    Wabtec Corp.                                              1,397,403
                                                                 ---------------
                                                                      7,390,351
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            MANUFACTURING--1.2%
  27,500    Albany International Corp., Class A                  $    1,048,575
  25,500    Valmont Industries, Inc.+                                   850,935
                                                                 ---------------
                                                                      1,899,510
                                                                 ---------------

            MEDICAL & MEDICAL SERVICES--3.3%
   9,200    Accelrys, Inc.                                               74,520
  64,188    AMICAS, Inc.*                                               304,893
 119,951    Durect Corp.*+                                              628,543
  17,600    Iridex Corp.*                                               126,894
  11,000    Nitinol Medical Technologies +*                             203,170
  20,200    Pediatrix Medical Group, Inc.*                            1,708,112
  42,000    PRA International*+                                       1,165,080
  48,700    U.S. Physical Therapy, Inc.*                                963,773
                                                                 ---------------
                                                                      5,174,985
                                                                 ---------------

            MEDICAL INSTRUMENTS & SUPPLIES--5.8%
  12,317    AngioDynamics, Inc.*                                        253,853
  15,100    Bruker Daltonics, Inc.**                                     75,047
  71,400    Candela Corp.*                                            1,028,160
 126,163    Cerus Corp.*                                              1,127,897
  62,604    Cholestech Corp.*                                           593,486
  28,600    Cutera, Inc.*+                                            1,131,988
  32,700    ICU Medical, Inc.*+                                       1,176,546
  18,826    Lifecore Biomedical, Inc.*                                  282,014
  64,497    Natus Medical, Inc.*                                      1,066,780
  17,900    Neurometrix, Inc.*                                          556,511
  84,400    Quidel Corp.*+                                            1,178,224
  24,300    Thoratec Corp.*                                             496,935
   3,164    Vital Signs, Inc.                                           151,018
                                                                 ---------------
                                                                      9,118,459
                                                                 ---------------

            METALS--0.6%
  91,500    Earle M. Jorgensen Co.*                                     878,400
                                                                 ---------------

            MORTGAGE--0.6%
  38,900    Fremont General Corp.+                                      910,649
                                                                 ---------------

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            MUSICAL INSTRUMENTS--0.1%
   6,200    Steinway Musical Instruments, Inc.                   $      155,000
                                                                 ---------------

            OFFICE & BUSINESS EQUIPMENT--0.6%
  20,800    United Stationers, Inc.*                                  1,019,200
                                                                 ---------------

            OIL & GAS EQUIPMENT & SERVICES--1.6%
 163,800    Abraxas Petroleum Corp.*+                                 1,085,994
     900    Dresser-Rand Group, Inc.*                                    19,953
  56,800    Mitcham Industries, Inc.*                                   834,392
  57,600    Parker Drilling Co.*                                        546,048
                                                                 ---------------
                                                                      2,486,387
                                                                 ---------------

            OIL & GAS FIELD EXPLORATION--3.9%
  25,600    Bois D'arc Energy, Inc.*                                    403,456
  11,300    Cabot Oil & Gas Corp.                                       476,973
  49,800    NATCO Group, Inc., Class A*                               1,155,360
  28,200    RPC, Inc.                                                   936,240
  13,600    St. Mary Ld & Expl Co.                                      484,432
  34,000    Todco, Class A*                                           1,413,380
  71,100    VAALCO Energy, Inc.*                                        286,533
  32,300    W&T Offshore, Inc.                                          944,775
                                                                 ---------------
                                                                      6,101,149
                                                                 ---------------

            OIL REFINING--2.0%
  54,400    Alon USA Energy, Inc.*                                    1,062,432
  46,000    Frontier Oil Corp.                                        1,733,280
   5,600    Giant Industries, Inc.*                                     300,440
                                                                 ---------------
                                                                      3,096,152
                                                                 ---------------

            OIL, GAS FIELD SERVICES, NEC--0.0%
   2,600    Superior Well Services*                                      54,756
                                                                 ---------------

            PACKAGING--0.6%
   1,300    Greif, Inc., Class A                                         78,065
  22,700    Silgan Holdings, Inc.                                       801,083
                                                                 ---------------
                                                                        879,148
                                                                 ---------------

            PAPER & ALLIED PRODUCTS--0.3%
  61,400    Xerium Technologies, Inc.*                                  545,232
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS--3.0%
  67,200    Albany Molecular Research, Inc.*                     $      822,528
  44,600    Alpharma, Inc., Class A                                   1,178,332
  30,900    Anadys Pharmaceuticals, Inc.*                               293,859
  52,300    Isis Pharmaceuticals, Inc.*                                 265,161
  10,200    Nektar Therapeutics*                                        171,564
  13,500    New River Pharmaceuticals, Inc.*                            637,875
  44,900    PetMed Express, Inc.*                                       528,922
  12,100    Rigel Pharmaceuticals, Inc.*                                265,232
  81,000    Savient Pharmaceuticals, Inc.*                              302,940
  66,495    SciClone Pharmaceuticals, Inc.*+                            260,660
                                                                 ---------------
                                                                      4,727,073
                                                                 ---------------

            PROPERTY & CASUALITY INSURANCE--0.3%
  32,699    Republic Companies Group, Inc.                              474,135
                                                                 ---------------

            REAL ESTATE INVESTMENT TRUSTS--2.9%
  26,500    Equity Lifestyle Properties, Inc.+                        1,228,540
  34,500    Glimcher Realty Trust                                       885,960
  38,500    OMEGA Healthcare Investors, Inc.                            462,770
  23,600    Tanger Factory Outlet Centers, Inc.                         648,764
  39,700    Taubman Centers, Inc.+                                    1,390,294
                                                                 ---------------
                                                                      4,616,328
                                                                 ---------------

            RESIDENTIAL CONSTRUCTION--1.3%
  13,500    Brookfield Homes Corp.+                                     667,305
  86,100    Champion Enterprises, Inc.*+                              1,245,867
   8,589    Comstock Homebuilding Cos., Inc., Class A*                  132,013
                                                                 ---------------
                                                                      2,045,185
                                                                 ---------------

            RESTAURANTS--1.8%
  46,500    Domino's Pizza, Inc.                                      1,162,500
 111,000    Main Street Restaurant Group, Inc.*                         546,120
  20,949    Papa John's International, Inc.*                          1,140,883
                                                                 ---------------
                                                                      2,849,503
                                                                 ---------------

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY--3.8%
  35,572    Conn's, Inc.*                                        $    1,202,689
   9,900    Deb Shops, Inc.                                             287,892
  61,850    EZCORP, Inc., Class A*                                      930,843
   6,900    FTD Group, Inc.*+                                            75,900
  12,900    REX Stores Corp.*                                           192,081
  45,200    Sportsman's Guide, Inc. (The)*                            1,186,048
  41,000    Steven Madden Ltd.*                                       1,116,430
  81,000    United Retail Group, Inc.*                                  835,110
  14,500    Wet Seal, Inc. (The), Class A                                72,790
                                                                 ---------------
                                                                      5,899,783
                                                                 ---------------

            RUBBER & MISC PLASTICS--0.6%
  47,300    Pw Eagle, Inc.*+                                            886,402
                                                                 ---------------

            SAVINGS & LOAN ASSOCIATIONS--0.0%
   2,500    Provident Financial Holdings, Inc.                           68,725
                                                                 ---------------

            SEMICONDUCTORS--5.7%
  38,002    BTU International, Inc.*                                    579,911
 174,307    Cirrus Logic, Inc.*                                       1,317,761
  50,251    Cohu, Inc.                                                1,340,194
  37,148    Cymer, Inc.*                                              1,419,797
  19,300    Genesis Microchip, Inc.*                                    432,320
   6,600    Mattson Technology, Inc.*                                    65,472
   8,100    Netlogic Microsystems, Inc.*                                211,086
  43,200    Standard Microsystems Corp.*+                             1,291,680
  29,188    Supertex, Inc.*                                           1,232,901
  24,087    White Electronic Designs Corp.*                             121,639
  64,500    Zygo Corp.*                                                 908,805
                                                                 ---------------
                                                                      8,921,566
                                                                 ---------------

            SERVICES - MANAGEMENT CONSULTING--0.5%
  11,200    Exponent, Inc.*                                             306,320
  42,200    Spherion Corp.*                                             413,560
                                                                 ---------------
                                                                        719,880
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            SERVICES - MEDICAL--0.1%
   5,100    Pediatric Svcs*                                      $       82,722
                                                                 ---------------

            TELECOMMUNICATIONS EQUIPMENT--0.4%
  60,476    Tollgrade Communications, Inc.                              659,188
                                                                 ---------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.3%
  51,700    CalAmp Corp.*                                               599,720
   2,200    Commonwealth Telephone Enterprises, Inc.*                    76,252
   2,500    EMS Technologies, Inc.*                                      42,400
  44,200    InterDigital Communications Corp.*                          861,016
 128,600    Lightbridge, Inc.*                                        1,269,282
  80,000    Radyne Corp.*                                             1,213,600
  81,800    Tekelec*                                                  1,063,400
                                                                 ---------------
                                                                      5,125,670
                                                                 ---------------

            TRANSPORTATION--2.7%
  20,300    Atlas Air Worldwide Holding-Wi*                             700,858
  12,900    EGL, Inc.*                                                  479,106
  62,316    Genco Shipping & Trading Ltd.                             1,076,820
   5,300    Maritrans, Inc.                                             153,117
  45,300    OMI Corp.                                                   878,820
   3,100    Overseas Shipholding Group, Inc.                            157,976
  30,705    Pacer International, Inc.*                                  811,533
                                                                 ---------------
                                                                      4,258,230
                                                                 ---------------
            Total Common Stocks
               (Cost $138,923,557)                                  153,064,910
                                                                 ---------------

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                              VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--2.7%

     522    Bear  Stearns & Co., Inc.
               (Agreement dated 11/30/05 to be repurchased at
               $521,535), 2.03%, 12/01/05, collaterized by
               $542,314 in U.S. Government Securities
               (Cost $521,506)**                                        521,506

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                              VALUE
--------------------------------------------------------------------------------
   3,656    Bear Stearns & Co., Inc.
               (Agreement dated 11/30/05 to be repurchased at
               $3,655,987), 3.94%, 12/01/05, collaterized by
               $3,765,728 in U.S. Government Securities
               (Cost $3,655,587)                                 $    3,655,587
                                                                 ---------------
            Total Repurchase Agreements
               (Cost $4,177,093)                                      4,177,093
                                                                 ---------------
Total Investments -- 100.1%
   (Cost $143,100,650)***                                           157,242,003
                                                                 ---------------
Liabilities in Excess of Other Assets -- (0.1)%                        (178,601)
                                                                 ---------------
Net Assets -- 100.0%                                             $  157,063,402
                                                                 ===============

----------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

+     Security position is either entirely or partially out on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $  143,649,980

      Gross unrealized appreciation                $   18,771,565
      Gross unrealized depreciation                    (5,179,542)
                                                   ---------------
      Net unrealized appreciation/(depreciation)   $   13,592,023

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                   [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS--97.6%

            AEROSPACE & DEFENSE--0.1%
   3,000    Kaman Corp., Class A                                 $       57,630
                                                                 ---------------

            AIRLINES--1.0%
  14,900    ExpressJet Holdings, Inc.*                                  129,928
   9,700    Republic Airways Holdings, Inc.*                            140,941
  19,200    World Air Holdings, Inc.*                                   201,984
                                                                 ---------------
                                                                        472,853
                                                                 ---------------

            APPAREL--2.0%
   4,000    American Eagle Outfitters, Inc.                              91,040
   3,900    Buckle, Inc. (The)                                          127,920
   8,675    Children's Place Retail Stores, Inc. (The)*                 430,280
   4,700    Guess?, Inc.*                                               159,236
   1,600    Polo Ralph Lauren Corp.                                      85,760
                                                                 ---------------
                                                                        894,236
                                                                 ---------------

            AUTOMOBILE PARTS & EQUIPMENT--1.2%
   5,000    Accuride Corp.*                                              65,000
  11,969    Audiovox Corp., Class A*                                    165,771
  13,100    TRW Automotive Holdings  Corp.*                             330,120
                                                                 ---------------
                                                                        560,891
                                                                 ---------------

            AUTOMOBILES & TRUCKS--0.9%
  14,900    Navistar International Corp.*                               422,713
                                                                 ---------------

            BANKS--1.1%
   6,300    Corus Bankshares, Inc.                                      370,314
  11,400    First BanCorp.                                              137,940
                                                                 ---------------
                                                                        508,254
                                                                 ---------------

            BIOTECH--1.9%
   3,600    Alkermes, Inc.*                                              65,448
   1,600    Amylin Pharmaceuticals, Inc.*                                59,856
   2,463    Anika Therapeutics, Inc.*                                    29,088
   1,700    Arena Pharmaceuticals, Inc.*                                 18,326
   3,100    ArQule, Inc.*                                                21,483
   3,100    Gene Logic, Inc.*                                            11,160
  12,100    Kendle International, Inc.*                                 289,190
   9,700    Medarex, Inc.*                                              101,462

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            BIOTECH--(CONTINUED)
  12,900    Millennium Pharmaceuticals, Inc.*                    $      135,579
     500    Momenta Pharmaceutical, Inc.*                                11,050
   1,800    Myogen, Inc.*                                                39,132
   1,500    Protein Design Labs, Inc.*                                   41,775
   2,008    Regeneron Pharmaceuticals, Inc.*                             22,429
                                                                 ---------------
                                                                        845,978
                                                                 ---------------

            BROKERAGE--0.3%
   3,100    Investment Technology Group*                                120,559
                                                                 ---------------

            BUILDING & BUILDING MATERIALS--1.5%
   1,870    BlueLinx Holdings, Inc.                                      20,869
  16,900    Builders FirstSource, Inc.*                                 336,310
   5,500    USG Corp.*                                                  336,600
                                                                 ---------------
                                                                        693,779
                                                                 ---------------

            BUSINESS SERVICES--0.3%
   4,500    Barrett Business Services, Inc.*                            113,400
     900    Harte-Hanks, Inc.                                            23,634
                                                                 ---------------
                                                                        137,034
                                                                 ---------------

            CHEMICALS - DIVERSIFIED--0.1%
   1,600    Rockwood Holdings, Inc.*                                     29,184
                                                                 ---------------

            CHEMICALS - SPECIALTY--0.6%
  13,100    UAP Holding Corp.                                           248,638
                                                                 ---------------

            COMMERCIAL SERVICES--0.6%
   7,400    Steiner Leisure Ltd.*                                       278,092
                                                                 ---------------

            COMPUTER NETWORKING PRODUCTS--0.9%
   5,900    Advanced Digital Information Corp.*                          61,950
   7,720    Black Box Corp.                                             360,601
                                                                 ---------------
                                                                        422,551
                                                                 ---------------

            COMPUTER PERIPHERALS--0.4%
  21,400    Lexar Media, Inc.*+                                         182,542
                                                                 ---------------

            COMPUTER SERVICES--3.8%
   6,242    American Reprographics Co.*                                 134,265
   3,400    CACI International, Inc., Class A*                          188,224
   1,100    CalAmp Corp.*                                                12,760
   7,100    Ceridian Corp.*                                             170,400

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMPUTER SERVICES--(CONTINUED)
   8,500    DST Systems, Inc.*                                   $      505,495
  16,381    Radiant Systems, Inc.*                                      213,445
  13,600    Sykes Enterprises, Inc.*                                    187,680
   7,569    Tech Data Corp.*                                            297,537
                                                                 ---------------
                                                                      1,709,806
                                                                 ---------------

            COMPUTER SOFTWARE--3.6%
  20,800    BMC Software, Inc.*                                         426,192
  26,100    Cadence Design Systems, Inc.*                               447,354
  32,800    Informatica Corp.*                                          368,672
  11,500    Parametric Technology Corp.*                                 67,275
   3,370    Peerless Systems Corp.*                                      23,725
  13,735    Synopsys, Inc.*                                             268,107
                                                                 ---------------
                                                                      1,601,325
                                                                 ---------------

            CONSUMER PRODUCTS--0.9%
  10,200    American Greetings Corp., Class A+                          267,240
   6,135    Playtex Products, Inc.*                                      85,890
     500    Scotts Co. (The), Class A*                                   23,460
   1,200    Toro Co. (The)                                               48,228
                                                                 ---------------
                                                                        424,818
                                                                 ---------------

            DATA PROCESSING--1.8%
  12,170    CSG Systems International, Inc.*                            292,080
  11,900    infoUSA, Inc.                                               120,547
  14,000    Transaction Systems Architects, Inc.*                       407,400
                                                                 ---------------
                                                                        820,027
                                                                 ---------------

            ELECTRICAL EQUIPMENT--0.8%
  10,300    A.O. Smith Corp.                                            374,920
                                                                 ---------------

            ELECTRONIC COMPONENTS & ACCESSORIES--0.6%
   3,500    ANADIGICS, Inc.                                              18,358
   8,611    Exar Corp.*                                                 106,432
   1,100    Plexus Corp.*                                                23,650
  23,200    Solectron Corp.*                                             83,288

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS & ACCESSORIES--(CONTINUED)
     300    Sunpower Corp.*                                      $        7,500
     600    Thomas & Betts Corp.*                                        24,024
                                                                 ---------------
                                                                        263,252
                                                                 ---------------

            ELECTRONIC MEASUREMENTS - INSTRUMENTS--1.2%
   8,400    Itron, Inc.*                                                392,700
  10,227    Zygo Corp.*                                                 144,099
                                                                 ---------------
                                                                        536,799
                                                                 ---------------

            ENERGY & RAW MATERIALS--0.1%
   5,500    TransMontaigne, Inc.*                                        34,320
                                                                 ---------------

            ENTERTAINMENT--0.7%
  16,800    Warner Music Group Corp.                                    303,240
                                                                 ---------------

            FINANCIAL SERVICES--1.4%
   8,083    GFI Group, Inc.*                                            360,017
     500    IntercontinentalExchange, Inc.*                              16,150
   9,900    Jackson Hewitt Tax Service, Inc.                            237,996
                                                                 ---------------
                                                                        614,163
                                                                 ---------------

            FOOD & AGRICULTURE--1.4%
  11,470    Gold Kist, Inc.*                                            182,603
   1,167    Nash Finch Co.                                               31,357
     800    Performance Food Group Co.*                                  22,720
   5,700    Pilgrim's Pride Corp.                                       182,400
   6,362    Premium Standard Farms, Inc.*                               105,927
  10,278    Spartan Stores, Inc.*                                       102,883
                                                                 ---------------
                                                                        627,890
                                                                 ---------------

            HEALTH CARE--3.2%
   3,200    Health Net, Inc.*                                           163,296
   2,368    Magellan Health Services, Inc.*                              69,193
  11,300    Manor Care, Inc.                                            445,559
  17,710    Odyssey HealthCare, Inc.*                                   327,989
     600    Sierra Health Services, Inc.*                                46,932
   9,700    WellCare Health Plans, Inc.*                                382,956
                                                                 ---------------
                                                                      1,435,925
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            HOSPITALS--1.9%
  11,300    Community Health Systems, Inc.*+                     $      453,017
   4,050    United Surgical Partners International, Inc.*               140,576
   5,500    Universal Health Services, Inc., Class B                    263,560
                                                                 ---------------
                                                                        857,153
                                                                 ---------------

            HOTELS & MOTELS--0.9%
  11,100    Choice Hotels International, Inc.                           402,153
                                                                 ---------------

            INSURANCE - HEALTH & LIFE--1.3%
   6,000    Protective Life Corp.                                       265,080
   6,400    Reinsurance Group of America, Inc.                          302,592
                                                                 ---------------
                                                                        567,672
                                                                 ---------------

            INSURANCE - PROPERTY & CASUALTY--2.7%
   9,200    American Financial Group, Inc.                              341,780
   5,000    Arch Capital Group Ltd.*                                    262,300
   5,468    Capital Title Group, Inc.                                    33,792
  11,200    Platinum Underwriters  Holdings Ltd.                        341,152
   4,600    RenaissanceRe Holdings Ltd.                                 206,678
   1,000    Safety Insurance Group, Inc.                                 40,110
                                                                 ---------------
                                                                      1,225,812
                                                                 ---------------

            INTERNET CONTENT--0.9%
   4,300    AMICAS, Inc.*                                                20,425
  23,614    TriZetto Group, Inc. (The)*                                 383,728
                                                                 ---------------
                                                                        404,153
                                                                 ---------------

            INTERNET SOFTWARE--1.1%
  10,400    McAfee, Inc.*                                               289,224
  13,500    RealNetworks, Inc.*                                         116,775
  12,406    SonicWALL, Inc.*                                             92,177
                                                                 ---------------
                                                                        498,176
                                                                 ---------------

            LABORATORY ANALYTICAL INSTRUMENTS--0.1%
     600    Varian, Inc.*                                                25,176
                                                                 ---------------

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            LEISURE & ENTERTAINMENT--1.9%
  17,700    Bluegreen Corp.*                                     $      263,199
   2,275    Escala Group, Inc*                                           37,651
   7,600    GTECH Holdings Corp.*                                       232,560
     700    Monarch Casino & Resort, Inc.*                               14,973
   1,300    Penn National Gaming, Inc.*                                  43,121
   2,700    Speedway Motorsports, Inc.                                  105,057
  31,062    Youbet.com, Inc.*                                           173,326
                                                                 ---------------
                                                                        869,887
                                                                 ---------------

            MACHINERY--4.0%
  16,253    Columbus McKinnon Corp.*                                    340,988
   1,200    DXP Enterprises, Inc.*                                       19,608
  14,400    Flow International Corp.*                                   121,680
  10,500    JLG Industries, Inc.                                        477,750
   2,200    Regal Beloit Corp.                                           77,638
   6,500    Terex Corp.*                                                400,530
  13,800    Wabtec Corp.                                                356,454
                                                                 ---------------
                                                                      1,794,648
                                                                 ---------------

            MANUFACTURING--3.0%
   2,900    Advanced Energy Industries, Inc.*                            38,744
   8,900    Albany International Corp., Class A                         339,357
  18,700    Earle M. Jorgensen Co.*                                     179,520
   2,161    Fargo Electronics*                                           41,297
   6,100    Oshkosh Truck Corp.                                         274,073
   1,000    Superior Essex, Inc.*                                        18,850
   5,200    Teleflex, Inc.                                              344,084
   2,200    Valmont Industries, Inc.                                     73,414
     900    Walter Industries, Inc.                                      45,315
                                                                 ---------------
                                                                      1,354,654
                                                                 ---------------

            MEDICAL & MEDICAL SERVICES--2.8%
  14,300    24/7 Real Media, Inc.*                                      105,820
   9,200    Durect Corp.*+                                               48,208
     523    Lincare Holdings, Inc.*                                      22,452

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            MEDICAL & MEDICAL SERVICES--(CONTINUED)
     700    Millipore Corp.*                                     $       44,702
   5,500    Pediatrix Medical Group, Inc.*                              465,080
   5,700    Pharmaceutical Product Development, Inc.*                   332,253
   8,416    PRA International*                                          233,460
   1,000    U.S. Physical Therapy, Inc.*                                 19,790
                                                                 ---------------
                                                                      1,271,765
                                                                 ---------------

            MEDICAL INSTRUMENTS & SUPPLIES--4.6%
   2,402    AngioDynamics, Inc.*                                         49,505
  10,900    Candela Corp.*                                              156,960
  13,300    Cerus Corp.*                                                118,902
   9,000    Cutera, Inc.*                                               356,220
   6,200    DENTSPLY International, Inc.                                344,906
   4,483    ICU Medical, Inc.*                                          161,299
   2,160    Lifecore Biomedical, Inc.*                                   32,357
   6,100    Natus Medical, Inc.*                                        100,894
   3,790    Neurometrix, Inc.*                                          117,831
  14,700    Quidel Corp.*                                               205,212
  11,500    Respironics, Inc.*                                          444,820
                                                                 ---------------
                                                                      2,088,906
                                                                 ---------------

            MORTGAGE--1.2%
  14,800    Fremont General Corp.                                       346,468
   5,100    IndyMac Bancorp, Inc.                                       195,228
                                                                 ---------------
                                                                        541,696
                                                                 ---------------

            MULTIMEDIA/PUBLISHING--1.0%
     700    John Wiley & Sons, Inc., Class A                             28,931
   2,896    Meredith Corp.                                              147,696
   4,005    R.H. Donnelley Corp.*+                                      252,235
                                                                 ---------------
                                                                        428,862
                                                                 ---------------

            OFFICE & BUSINESS EQUIPMENT--0.4%
   3,328    United Stationers, Inc.*                                    163,072
                                                                 ---------------

            OFFICE FURNISHINGS--0.5%
   5,643    Herman Miller, Inc.                                         172,619

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            OFFICE FURNISHINGS--(CONTINUED)
   4,500    Knoll, Inc.                                          $       74,880
                                                                 ---------------
                                                                        247,499
                                                                 ---------------

            OIL & GAS EQUIPMENT & SERVICES--3.2%
     500    Cooper Cameron Corp.*                                        39,815
   3,000    Dresser-Rand Group, Inc.*                                    66,510
  13,100    Grant Prideco, Inc.*                                        502,909
   1,000    McDermott International, Inc.*                               41,860
   9,300    NATCO Group, Inc., Class A*                                 215,760
   4,000    Parker Drilling Co.*                                         37,920
  16,100    Pride International, Inc.*                                  479,619
   2,100    RPC, Inc.                                                    69,720
                                                                 ---------------
                                                                      1,454,113
                                                                 ---------------

            OIL & GAS FIELD EXPLORATION--3.2%
  19,700    Abraxas Petroleum Corp.*+                                   130,611
   3,600    Cabot Oil & Gas Corp.                                       151,956
  18,600    Harvest Natural Resources, Inc.*                            170,748
   3,000    Helmerich & Payne, Inc.                                     174,060
   2,800    Patterson-UTI Energy, Inc.*                                  87,472
   1,900    Swift Energy Co.*                                            87,761
   8,600    Todco, Class A*                                             357,502
  15,100    VAALCO Energy, Inc.*                                         60,853
   7,700    W&T Offshore, Inc.                                          225,225
                                                                 ---------------
                                                                      1,446,188
                                                                 ---------------

            OIL REFINING--2.3%
   9,800    Alon USA Energy, Inc.*                                      191,394
  11,700    Frontier Oil Corp.                                          440,856
   7,100    Tesoro Corp.                                                390,997
                                                                 ---------------
                                                                      1,023,247
                                                                 ---------------

            PACKAGING--0.4%
   4,625    Silgan Holdings, Inc.                                       163,216
                                                                 ---------------

            PHARMACEUTICALS--4.1%
   6,160    Albany Molecular Research, Inc.*                             75,398
  12,723    Alpharma, Inc., Class A                                     336,142

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS--(CONTINUED)
   1,700    Anadys Pharmaceuticals, Inc.*                        $       16,167
  14,700    Endo Pharmaceuticals Holdings, Inc.*                        439,824
  23,200    King Pharmaceuticals, Inc.*                                 364,936
   2,200    Kos Pharmaceuticals, Inc.*                                  146,476
   3,474    New River Pharmaceuticals, Inc.*                            164,146
   3,300    SciClone Pharmaceuticals, Inc.*+                             12,936
  16,250    ViroPharma, Inc.*                                           283,888
                                                                 ---------------
                                                                      1,839,913
                                                                 ---------------

            REAL ESTATE INVESTMENT TRUSTS--2.7%
   6,300    Equity Lifestyle Properties, Inc.                          2,92,068
   1,700    Glimcher Realty Trust                                        43,656
     700    Macerich Co. (The)                                           47,586
   9,300    Mills Corp. (The)                                           398,970
   4,400    Tanger Factory Outlet Centers, Inc.                         120,956
   9,600    Taubman Centers, Inc.                                       336,192
                                                                 ---------------
                                                                      1,239,428
                                                                 ---------------

            RESIDENTIAL CONSTRUCTION--0.9%
   4,300    Brookfield Homes Corp.                                      212,549
   2,142    Cavco Industries, Inc.*                                      84,074
   6,100    Champion Enterprises, Inc.*                                  88,267
   2,447    Comstock Homebuilding Cos., Inc., Class A*                   37,610
                                                                 ---------------
                                                                        422,500
                                                                 ---------------

            RESTAURANTS--1.3%
  14,400    Domino's Pizza, Inc.                                        360,000
   4,000    Papa John's International, Inc.*                            217,840
                                                                 ---------------
                                                                        577,840
                                                                 ---------------

            RETAIL - SPECIALTY--4.8%
   2,200    Advance Auto Parts, Inc.*                                    93,148
   9,500    Barnes & Noble, Inc.*                                       383,230
  16,500    Claire's Stores, Inc.                                       470,745
   5,400    Conn's, Inc.*                                               182,574

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY--(CONTINUED)
  10,607    EZCORP, Inc., Class A*                               $      159,635
  13,200    Rent-A-Center, Inc.*                                        258,060
   1,200    Shoe Carnival, Inc.*                                         24,612
  10,700    Sonic Automotive, Inc.+                                     222,560
   2,850    Sportsman's Guide, Inc.(The)*                                74,784
  10,926    Steven Madden Ltd.*                                         297,515
                                                                 ---------------
                                                                      2,166,863
                                                                 ---------------

            RUBBER & MISC PLASTICS--0.2%
   5,160    Pw Eagle, Inc*                                               96,698
                                                                 ---------------

            SCHOOLS--2.0%
  12,200    Career Education Corp.*                                     455,060
  12,800    Education Management Corp.*+                                432,000
                                                                 ---------------
                                                                        887,060
                                                                 ---------------

            SEMICONDUCTORS--5.9%
  46,822    Cirrus Logic, Inc.*                                         353,974
  13,894    Cohu, Inc.                                                  370,553
   7,800    Cymer, Inc.*                                                298,116
   4,900    EMCOR Group, Inc.                                           346,675
  14,200    Lam Research Corp.*                                         533,068
  23,400    LSI Logic Corp.*                                            192,114
     400    Netlogic Microsystems, Inc.*                                 10,424
  11,630    Standard Microsystems Corp.*                                347,737
   5,100    Supertex, Inc.*                                             215,424
                                                                 ---------------
                                                                      2,668,085
                                                                 ---------------

            SERVICES - MANAGEMENT CONSULTING--0.6%
   2,900    Corporate Executive Board Co., (The)*                       250,879
   2,200    Spherion Corp.*                                              21,560
                                                                 ---------------
                                                                        272,439
                                                                 ---------------

            STEEL--0.1%
   1,212    Olympic Steel, Inc.*                                         25,694
                                                                 ---------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.8%
  11,400    Harris Corp.                                                508,212

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS EQUIPMENT &  SERVICES--
            (CONTINUED)
   3,500    InterDigital Communications  Corp.*                  $       68,180
   5,438    Talk America Holdings, Inc.*                                 52,205
  23,700    Tekelec*                                                    308,100
   8,526    West Corp.*                                                 338,226
                                                                 ---------------
                                                                      1,274,923
                                                                 ---------------

            TRANSPORTATION--1.7%
   3,800    Atlas Air Worldwide Holding-Wi*                            1,31,195
   1,200    EGL, Inc.*                                                   44,568
   2,600    Genco Shipping & Trading Ltd.                                44,928
   6,100    Laidlaw International, Inc.*                                131,882
   7,700    OMI Corp.                                                   149,380
   3,900    Overseas Shipholding Group, Inc                             198,744
   3,330    Pacer International, Inc.*                                   88,012
                                                                 ---------------
                                                                        788,709
                                                                 ---------------

            UTILITIES--0.7%
   8,400    Energen Corp.                                               308,280
                                                                 ---------------
            Total Common Stocks (Cost $41,162,983)                   44,017,899
                                                                 ---------------

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                              VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--3.2%
   1,099    Bear Stearns & Co., Inc.
               (Agreement dated 11/30/05 to be
               repurchased at $1,099,099) 3.94%,12/01/05,
               collaterized by $1,133,374 in U.S.
               Government Securities (Cost $1,098,979)                1,098,979

     322    Bear Stearns & Co., Inc.
               (Agreement dated 11/30/05 to be
               repurchased at $322,115) 2.03%, 12/01/05,
               collaterized by $335,138 in U.S. Government
               Securities (Cost $322,097)**                             322,097
                                                                 ---------------
            Total Repurchase Agreements
               (Cost $1,421,076)                                      1,421,076
                                                                 ---------------
            Total Investments -- 100.8%
               (Cost $42,584,059)***                             $   45,438,975
                                                                 ---------------
            Liabilities In Excess Of Other Assets -- (0.8)%            (357,502)
                                                                 ---------------
            Net Assets -- 100.0%                                 $   45,081,473
                                                                 ===============

----------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

+     Security position is either entirely or partially out on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                $ 42,924,776

      Gross unrealized appreciation                 $  3,800,569
      Gross unrealized depreciation                   (1,286,370)
                                                    -------------
      Net unrealized appreciation/(depreciation)    $  2,514,199

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS--97.3%

            ADVERTISING--1.0%
   4,300    Omnicom Group, Inc.                                  $      363,608
                                                                 ---------------

            AEROSPACE & DEFENSE--3.5%
   3,000    General Dynamics Corp.                                      342,900
   2,700    Lockheed Martin Corp.                                       163,620
   6,500    Northrop Grumman Corp.                                      372,905
  10,200    Raytheon Co.                                                391,884
                                                                 ---------------
                                                                      1,271,309
                                                                 ---------------

            APPAREL--3.5%
  14,000    Coach, Inc.*                                                482,020
  12,800    Jones Apparel Group, Inc.                                   368,128
   7,400    VF Corp.                                                    419,210
                                                                 ---------------
                                                                      1,269,358
                                                                 ---------------

            AUTOMOBILE PARTS & EQUIPMENT--3.0%
   5,300    Johnson Controls, Inc.                                      368,085
  12,600    Navistar International Corp.*                               357,462
  14,300    TRW Automotive Holdings Corp.*                              360,360
                                                                 ---------------
                                                                      1,085,907
                                                                 ---------------

            BANKS--6.0%
  12,147    Associated Banc-Corp.                                       398,179
   4,300    Colonial BancGroup, Inc. (The)                              107,113
  19,200    North Fork Bancorporation, Inc.                             518,400
   4,800    SunTrust Banks, Inc.                                        349,152
  14,200    Synovus Financial Corp.                                     399,730
   6,000    UnionBanCal Corp.                                           415,200
                                                                 ---------------
                                                                      2,187,774
                                                                 ---------------

            BIOTECH--1.0%
   7,500    Gilead Sciences, Inc.*                                      380,175
                                                                 ---------------

            BUILDING & BUILDING MATERIALS--0.8%
   4,900    USG Corp.*                                                  299,880
                                                                 ---------------

            CHEMICALS - DIVERSIFIED--1.0%
  20,500    Celanese Corp., Series A                                    354,650
                                                                 ---------------

            CHEMICALS - SPECIALTY--1.2%
   8,000    Eastman Chemical Co.                                        442,640
                                                                 ---------------

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMERCIAL SERVICES--1.3%
  11,800    Monster Worldwide, Inc.*                             $      459,020
                                                                 ---------------

            COMPUTER NETWORKING PRODUCTS--2.2%
  21,700    Seagate Technology*                                         410,564
  20,100    Synopsys, Inc.*                                             392,352
                                                                 ---------------
                                                                        802,916
                                                                 ---------------

            COMPUTER SERVICES--0.6%
   4,500    Computer Sciences Corp.*                                    226,035
                                                                 ---------------

            COMPUTER SOFTWARE--1.0%
   3,000    Cadence Design Systems, Inc.*                                51,420
   4,100    Intuit, Inc.*                                               219,637
  18,100    Parametric Technology Corp.*                                105,885
                                                                 ---------------
                                                                        376,942
                                                                 ---------------

            CONSUMER PRODUCTS--2.3%
   4,700    Black & Decker Corp. (The)                                  412,707
   4,300    Harman International Industries, Inc.+                      419,250
                                                                 ---------------
                                                                        831,957
                                                                 ---------------

            ELECTRONIC COMPONENTS & ACCESSORIES--2.0%
  12,300    Jabil Circuit, Inc.*                                        407,376
   8,200    Thomas & Betts Corp.*                                       328,328
                                                                 ---------------
                                                                        735,704
                                                                 ---------------

            ENERGY--1.0%
   3,700    TXU Corp.                                                   379,731
                                                                 ---------------

            FINANCIAL SERVICES--1.3%
   9,300    CIT Group, Inc.                                             460,350
                                                                 ---------------

            FOOD--1.1%
  12,000    Hormel Foods Corp.                                          393,600
                                                                 ---------------

            HAZARDOUS WASTE MANAGEMENT--1.1%
  11,000    Republic Services, Inc.                                     394,350
                                                                 ---------------

            HEALTH CARE--1.0%
   4,800    Sierra Health Services, Inc.*                               375,456
                                                                 ---------------

            HOTELS & MOTELS--1.1%
  11,200    Choice Hotels International, Inc.                           405,776
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            INSURANCE - HEALTH & LIFE--2.3%
   8,800    Lincoln National Corp.                               $      457,424
   9,100    Nationwide Financial Services, Inc., Class A                383,565
                                                                 ---------------
                                                                        840,989
                                                                 ---------------

            INSURANCE - PROPERTY & CASUALTY--4.7%
   6,200    Commerce Group, Inc. (The)                                  359,972
  16,600    Fidelity National Title Group, Inc.+                        378,480
   7,800    IPC Holdings Ltd.                                           227,760
  15,300    Old Republic International Corp.                            407,133
   7,700    RenaissanceRe Holdings Ltd.                                 345,961
                                                                 ---------------
                                                                      1,719,306
                                                                 ---------------

            INTERNET SOFTWARE--0.9%
  18,200    Symantec Corp.*                                             321,594
                                                                 ---------------

            LEISURE & ENTERTAINMENT--2.0%
   1,200    GTECH Holdings Corp.*                                        36,720
   5,800    Harley-Davidson, Inc.                                       312,388
  11,900    Penn National Gaming, Inc.*                                 394,723
                                                                 ---------------
                                                                        743,831
                                                                 ---------------

            MACHINERY--1.2%
   9,600    JLG Industries, Inc.                                        436,800
                                                                 ---------------

            MANUFACTURING--2.3%
   9,200    Ingersoll Rand Co. Ltd., Class A                            364,596
   6,700    Parker-Hannifin Corp.                                       458,347
                                                                 ---------------
                                                                        822,943
                                                                 ---------------

            MEDICAL & MEDICAL SERVICES--1.5%
   4,300    Manor Care, Inc.                                            169,549
   4,400    Pediatrix Medical Group, Inc.*                              372,064
                                                                 ---------------
                                                                        541,613
                                                                 ---------------

            MEDICAL INSTRUMENTS & SUPPLIES--4.8%
   9,200    Baxter International, Inc.                                  357,788
   7,000    Becton, Dickinson & Co.                                     407,610
   3,900    DENTSPLY International, Inc.                                216,957
  10,800    McKesson Corp.                                              543,240

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
   6,000    Respironics, Inc.*                                   $      232,080
                                                                 --------------
                                                                      1,757,675
                                                                 --------------

            METALS--0.2%
   1,800    Precision Castparts Corp.                                    91,782
                                                                 ---------------

            MULTIMEDIA/PUBLISHING--0.9%
   5,400    Gannett Co., Inc.                                           332,748
                                                                 ---------------

            OFFICE & BUSINESS EQUIPMENT--0.2%
   1,800    Pitney Bowes, Inc.                                           74,988
                                                                 ---------------

            OFFICE FURNISHINGS--0.3%
   3,300    Herman Miller, Inc.                                         100,947
                                                                 ---------------

            OIL & GAS FIELD EXPLORATION--6.6%
   1,200    Anadarko Petroleum Corp.                                    108,732
   5,300    Burlington Resources, Inc.                                  382,925
   3,400    Devon Energy Corp.                                          204,680
  10,800    Grant Prideco, Inc.*                                        414,612
  15,500    Pride International, Inc.*                                  461,745
   7,900    Todco, Class A*                                             328,403
   7,400    Ultra Petroleum Corp.*                                      397,972
   3,700    W&T Offshore, Inc.                                          108,225
                                                                 ---------------
                                                                      2,407,294
                                                                 ---------------

            OIL REFINING--0.7%
   1,500    Sunoco, Inc.                                                115,800
   2,700    Tesoro Corp.                                                148,689
                                                                 ---------------
                                                                        264,489
                                                                 ---------------

            PAPER & ALLIED PRODUCTS--1.9%
  11,600    Louisiana-Pacific Corp.*                                    312,852
  10,000    Rayonier, Inc.                                              397,400
                                                                 ---------------
                                                                        710,252
                                                                 ---------------

            PHARMACEUTICALS--5.7%
   5,800    AmerisourceBergen Corp.                                     466,030
  14,000    Endo Pharmaceuticals Holdings, Inc.*                        418,880
   5,700    Express Scripts, Inc.*                                      481,422

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS--(CONTINUED)
   4,400    Hospira, Inc.*                                       $      194,260
  10,700    King Pharmaceuticals, Inc.*                                 168,311
   6,400    Pharmaceutical Product Development, Inc.*                   373,056
                                                                 ---------------
                                                                      2,101,959
                                                                 ---------------

            REAL ESTATE INVESTMENT TRUSTS--4.4%
   9,200    CBL & Associates Properties, Inc.                           370,300
  10,200    General Growth Properties, Inc.                             465,324
  21,500    Host Marriott Corp.                                         384,850
   9,000    Mills Corp. (The)                                           386,100
                                                                 ---------------
                                                                      1,606,574
                                                                 ---------------

            RESTAURANTS--1.9%
   4,700    Panera Bread Co., Class A                                   319,600
   7,500    Yum! Brands, Inc.                                           365,925
                                                                 ---------------
                                                                        685,525
                                                                 ---------------

            RETAIL - SPECIALTY--1.6%
   9,450    Advance Auto Parts, Inc.*                                   400,113
   6,400    Claire's Stores, Inc.                                       182,592
                                                                 ---------------
                                                                        582,705
                                                                 ---------------

            SCHOOLS--2.3%
  11,400    Career Education Corp.*                                     425,220
  11,851    Education Management Corp.*+                                399,971
                                                                 ---------------
                                                                        825,191
                                                                 ---------------

            SEMICONDUCTORS--3.1%
   6,700    Broadcom Corp., Class A*                                    311,818
  12,500    Lam Research Corp.*                                         469,250
   2,100    National Semiconductor Corp.                                 54,348
  12,400    Novellus Systems, Inc.*                                     305,908
                                                                 ---------------
                                                                      1,141,324
                                                                 ---------------

            SERVICES - MANAGEMENT CONSULTING--0.5%
   6,300    Accenture Ltd., Class A*                                    179,172
                                                                 ---------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.1%
   9,700    Harris Corp.                                                432,426

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES--
            (CONTINUED)
   8,700    West Corp.*                                          $      345,129
                                                                 ---------------
                                                                        777,555
                                                                 ---------------

            TRANSPORTATION--1.3%
   9,900    CSX Corp.                                                   481,536
                                                                 ---------------

            UTILITIES--5.7%
  13,900    Alliant Energy Corp.                                        394,065
   6,900    American Electric Power Co., Inc.                           252,126
   9,600    DTE Energy Co.                                              418,944
  10,200    Energen Corp.                                               374,340
  17,100    Energy East Corp.+                                          400,995
   9,500    Vectren Corp.+                                              257,925
                                                                 ---------------
                                                                      2,098,395
                                                                 ---------------

            WHOLESALE - DISTRIBUTION--1.2%
  13,000    SUPERVALU, Inc.                                             425,360
                                                                 ---------------

            Total Common Stocks
               (Cost $33,115,012)                                    35,569,685
                                                                 ---------------

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
 (000'S)                                                              VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--5.4%

   1,644    Bear Stearns & Co., Inc.
               (Agreement dated 11/30/05 to be repurchased
               at $1,643,827), 3.94%, 12/01/05,
               collaterized by $1,693,968 in U.S.
               Government Securities (Cost $1,643,647)                1,643,647

     315    Bear Stearns & Co., Inc.
               (Agreement dated 11/30/05 to be repurchased
               at $315,467), 2.03%, 12/01/05, collaterized
               by $329,044 in U.S. Government Securities
               (Cost $315,449)**                                        315,449
                                                                 ---------------

            Total Repurchase Agreements
               (Cost $1,959,096)                                      1,959,096
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          NOVEMBER 30, 2005 (UNAUDITED)

Total Investments -- 102.7%
    (Cost $35,074,108)***                                        $   37,528,781
                                                                 ---------------
Liabilities in Excess of Other Assets -- (2.7)%                        (975,270)
                                                                 ---------------
Net Assets -- 100.0%                                             $   36,553,511
                                                                 ===============

----------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

+     Security position is either entirely or partially out on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $ 35,329,715

      Gross unrealized appreciation                $  2,769,028
      Gross unrealized depreciation                    (569,962)
                                                   -------------

      Net unrealized appreciation/(depreciation)   $  2,199,066

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS--96.4%

            AEROSPACE & DEFENSE--0.2%
  21,400    Kaman Corp., Class A                                 $      411,094
                                                                 ---------------

            AIRLINES--1.1%
  69,200    ExpressJet Holdings, Inc.*                                  603,424
  63,700    Republic Airways Holdings, Inc.*                            925,561
 101,919    World Air Holdings, Inc.*                                 1,072,188
                                                                 ---------------
                                                                      2,601,173
                                                                 ---------------

            APPAREL--1.1%
  25,000    Buckle, Inc. (The)                                          820,000
  27,162    Children's Place Retail Stores, Inc. (The)*               1,347,235
  15,500    Guess?, Inc.*                                               525,140
                                                                 ---------------
                                                                      2,692,375
                                                                 ---------------

            AUTOMOBILE PARTS & EQUIPMENT--0.6%
  54,900    TRW Automotive Holdings Corp.*                            1,383,480
                                                                 ---------------

            AUTOMOBILES & TRUCKS--0.6%
  51,400    Navistar International Corp.*                             1,458,218
                                                                 ---------------

            BANKS--6.1%
  23,893    Banner Corp.                                                753,585
  12,630    Berkshire Bancorp, Inc.                                     411,612
  15,745    Capitol Bancorp Ltd.                                        588,233
   4,828    Community Bancorp*                                          156,282
  47,600    Corus Bankshares, Inc.                                    2,797,928
  42,900    Cullen/Frost Bankers, Inc.                                2,310,594
  44,500    Digital Insight Corp.*                                    1,473,840
 115,300    First BanCorp.                                            1,395,130
   1,710    First Regional Bancorp*                                     121,684
  17,240    Intervest Bancshares Corp.*                                 438,413
   6,200    MainSource Financial Group, Inc.+                           112,158
   6,300    Nara Bancorp, Inc.                                          117,936
  18,800    Preferred Bank                                              824,380
  53,820    Southwest Bancorp, Inc.                                   1,214,717
   9,020    TriCo Bancshares                                            213,594
   3,400    Virginia Financial Group, Inc.                              127,840

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            BANKS--(CONTINUED)
  70,774    Wilshire Bancorp, Inc.                               $    1,203,866
                                                                 ---------------
                                                                     14,261,792
                                                                 ---------------

            BUILDING & BUILDING MATERIALS--1.4%
  76,509    Builders FirstSource, Inc.*                               1,522,529
  29,000    U.S. Concrete, Inc.*                                        238,380
  23,700    USG Corp.*                                                1,450,440
                                                                 ---------------
                                                                      3,211,349
                                                                 ---------------

            BUILDING SUPPLIES--0.1%
  22,300    BlueLinx Holdings, Inc.                                     248,868
                                                                 ---------------

            CHEMICALS - DIVERSIFIED--0.5%
  65,400    Rockwood Holdings, Inc.*                                  1,192,896
                                                                 ---------------

            CHEMICALS - SPECIALTY--1.7%
   9,100    Balchem Corp.                                               250,978
  14,800    H. B. Fuller Co.                                            458,504
   7,900    Lubrizol Corp. (The)                                        333,459
 152,750    UAP Holding Corp.                                         2,899,195
   4,800    Valspar Corp. (The)+                                        120,720
                                                                 ---------------
                                                                      4,062,856
                                                                 ---------------

            COMMERCIAL BANKS, NEC--0.5%
   6,946    City Bank+                                                  239,290
  15,585    Community Trust Bancorp, Inc.                               512,747
   7,043    Lakeland Bancorp, Inc.                                      106,701
  12,100    Umpqua Holdings Corp.                                       319,682
                                                                 ---------------
                                                                      1,178,420
                                                                 ---------------

            COMMERCIAL SERVICES--0.8%
  15,300    Interactive Data Corp.*                                     338,742
  38,329    Steiner Leisure Ltd.*                                     1,440,404
                                                                 ---------------
                                                                      1,779,146
                                                                 ---------------

            COMPUTER NETWORKING PRODUCTS--1.4%
  69,711    Black Box Corp.                                           3,256,201
                                                                 ---------------

            COMPUTER PERIPHERALS--0.4%
 103,900    Lexar Media, Inc.*+                                         886,267
                                                                 ---------------

            COMPUTER SERVICES--2.2%
  42,028    Advanced Digital Information Corp.*                         441,294

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMPUTER SERVICES--(CONTINUED)
  21,500    CACI International, Inc., Class A*                   $    1,190,240
  31,800    Radiant Systems, Inc.*                                      414,354
 106,315    Sykes Enterprises, Inc.*                                  1,467,147
  13,900    Syntel, Inc.                                                285,784
  35,096    Tech Data Corp.*                                          1,379,624
                                                                 ---------------
                                                                      5,178,443
                                                                 ---------------

            COMPUTER SOFTWARE--1.6%
  55,295    American Reprographics Co.*                               1,189,395
 124,500    Informatica Corp.*                                        1,399,380
  16,916    Parametric Technology Corp.*                                 98,959
  14,861    SSA Global Technologies, Inc.*+                             270,173
   5,400    StarTek, Inc.                                                89,694
  39,081    Synopsys, Inc.*                                             762,861
                                                                 ---------------
                                                                      3,810,462
                                                                 ---------------

            COMPUTERS, SOFTWARE & SERVICING--0.3%
  92,786    Peerless Systems Corp.*                                     653,213
                                                                 ---------------

            CONSTRUCTION & BUILDING MATERIALS--0.1%
  15,387    Insteel Industries, Inc.                                    248,808
                                                                 ---------------

            CONSUMER PRODUCTS--0.6%
  36,000    American Greetings Corp., Class A+                          943,200
  32,100    Playtex Products, Inc.*                                     449,400
                                                                 ---------------
                                                                      1,392,600
                                                                 ---------------

            DATA PROCESSING--1.7%
  64,653    CSG Systems International, Inc.*                          1,551,672
  95,803    infoUSA, Inc.                                               970,484
  50,700    Transaction Systems Architects, Inc.*                     1,475,370
                                                                 ---------------
                                                                      3,997,526
                                                                 ---------------

            ELECTRICAL EQUIPMENT--0.2%
   9,400    Regal-Beloit Corp.                                          331,726
  10,400    Superior Essex, Inc.*                                       196,040
                                                                 ---------------
                                                                        527,766
                                                                 ---------------

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS & ACCESSORIES--1.8%
  86,600    A.O. Smith Corp.                                     $    3,152,240
  41,900    Exar Corp.*                                                 517,884
   6,244    Multi-Fineline Electronix, Inc.*                            231,028
  22,500    Nu Horizons Electronics Corp.*                              224,775
   5,100    Planar Systems, Inc.*                                        49,470
   6,900    Plexus Corp.*                                               148,350
                                                                 ---------------
                                                                      4,323,747
                                                                 ---------------

            ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.6%
  30,000    Itron, Inc.*                                              1,402,500
                                                                 ---------------

            FINANCE-CONSUMER--0.1%
   9,300    ASTA Funding, Inc.                                          230,454
                                                                 ---------------

            FINANCIAL SERVICES--2.1%
   2,600    IntercontinentalExchange, Inc.*                              83,980
  51,100    Investment Technology Group, Inc.*                        1,987,279
  60,100    Jackson Hewitt Tax Service, Inc.                          1,444,804
 101,200    Knight Capital Group, Inc.*                               1,024,144
   6,900    Marlin Business Services, Inc.*                             156,699
   1,600    Nelnet, Inc., Class A*                                       60,880
   9,046    Nicholas Financial, Inc.                                     94,259
   2,700    Triad Guaranty, Inc.*                                       117,072
                                                                 ---------------
                                                                      4,969,117
                                                                 ---------------

            FOOD & AGRICULTURE--1.3%
  52,603    Gold Kist, Inc.*                                            837,440
  16,708    Nash Finch Co.                                              448,944
  18,300    Pilgrim's Pride Corp.                                       585,600
  34,439    Premium Standard Farms, Inc.*                               573,409
  58,660    Spartan Stores, Inc.*                                       587,187
                                                                 ---------------
                                                                      3,032,580
                                                                 ---------------

            HEALTH CARE--1.2%
  11,463    Magellan Health Services, Inc.*                             334,949
  59,900    Odyssey HealthCare, Inc.*                                 1,109,348

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            HEALTH CARE--(CONTINUED)
  37,600    WellCare Health Plans, Inc.*                         $    1,484,448
                                                                 ---------------
                                                                      2,928,745
                                                                 ---------------

            HOTELS & MOTELS--1.2%
  81,100    Choice Hotels International, Inc.                         2,938,253
                                                                 ---------------

            INSURANCE--0.7%
  62,100    Assured Guaranty Ltd.                                     1,634,472
                                                                 ---------------

            INSURANCE - HEALTH & LIFE--1.3%
  40,100    FBL Financial Group, Inc., Class A                        1,257,135
     300    Protective Life Corp.                                        13,254
  40,100    Reinsurance Group of America, Inc.                        1,895,928
                                                                 ---------------
                                                                      3,166,317
                                                                 ---------------

            INSURANCE - PROPERTY & CASUALTY--5.4%
  78,700    American Financial Group, Inc.                            2,923,705
  26,600    Arch Capital Group Ltd.*                                  1,395,436
  85,700    Capital Title Group, Inc.                                   529,626
   6,100    Commerce Group, Inc. (The)                                  354,166
  36,309    EMC Insurance Group, Inc.                                   710,204
  23,395    Harleysville Group, Inc.                                    638,918
  24,152    IPC Holdings Ltd.                                           705,238
   8,940    National Atlantic Holdings Corp.*                            92,618
  94,100    Platinum Underwriters Holdings Ltd.                       2,866,286
  10,500    RenaissanceRe Holdings Ltd.                                 471,765
  30,747    Safety Insurance Group, Inc.                              1,233,262
   9,200    Stewart Information Services Corp.*                         465,152
  11,360    United America Indemnity Ltd., Class A*                     215,272
                                                                 ---------------
                                                                     12,601,648
                                                                 ---------------

            INTERNET SOFTWARE--0.3%
   4,057    AsiaInfo Holdings, Inc.*                                     15,376

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            INTERNET SOFTWARE--(CONTINUED)
  83,500    SonicWALL, Inc.*                                     $      620,405
                                                                 ---------------
                                                                        635,781
                                                                 ---------------

            LABORATORY ANALYTICAL INSTRUMENTS--0.1%
   2,900    Varian, Inc.*                                               121,684
                                                                 ---------------

            LEISURE & ENTERTAINMENT--0.9%
  77,000    Bluegreen Corp.*                                          1,144,990
  12,025    Escala Group, Inc.*                                         199,014
   3,900    Monarch Casino & Resort, Inc.*                               83,421
  19,900    Speedway Motorsports, Inc.                                  774,309
                                                                 ---------------
                                                                      2,201,734
                                                                 ---------------

            MACHINERY--3.7%
  65,258    Columbus McKinnon Corp.*                                  1,369,113
  10,300    DXP Enterprises, Inc.*                                      168,302
  24,618    Flow International Corp.*                                   208,022
  64,000    JLG Industries, Inc.                                      2,912,000
  22,400    Terex Corp.*+                                             1,380,288
  98,800    Wabtec Corp.                                              2,552,004
                                                                 ---------------
                                                                      8,589,729
                                                                 ---------------

            MANUFACTURING--2.7%
  21,400    Advanced Energy Industries, Inc.*                           285,904
  11,100    Albany International Corp., Class A                         423,243
  25,528    Cavco Industries, Inc.*                                   1,001,974
 131,200    Earle M. Jorgensen Co.*                                   1,259,520
  12,358    Fargo Electronics*                                          236,161
  40,500    Teleflex, Inc.                                            2,679,885
  17,300    Valmont Industries, Inc.                                    577,301
                                                                 ---------------
                                                                      6,463,988
                                                                 ---------------

            MEDICAL & MEDICAL SERVICES--1.8%
  51,922    Kendle International, Inc.*                               1,240,936
  18,200    Pediatrix Medical Group, Inc.*                            1,538,992
  49,681    PRA International*                                        1,378,151
                                                                 ---------------
                                                                      4,158,079
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            MEDICAL INSTRUMENTS & SUPPLIES--1.3%
  34,093    Candela Corp.*                                       $      490,939
  31,136    ICU Medical, Inc.*                                        1,120,273
  36,300    Respironics, Inc.*                                        1,404,084
                                                                 ---------------
                                                                      3,015,296
                                                                 ---------------

            METALS--0.2%
   9,500    Quanex Corp.                                                587,575
                                                                 ---------------

            MORTGAGE--2.4%
 131,200    Fremont General Corp.                                     3,071,392
  69,600    IndyMac Bancorp, Inc.                                     2,664,288
                                                                 ---------------
                                                                      5,735,680
                                                                 ---------------

            MULTIMEDIA/PUBLISHING--0.8%
  18,400    Meredith Corp.                                              938,400
  13,800    R.H. Donnelley Corp.*+                                      869,124
                                                                 ---------------
                                                                      1,807,524
                                                                 ---------------

            OFFICE & BUSINESS EQUIPMENT--0.4%
  18,800    United Stationers, Inc.*                                    921,200
                                                                 ---------------

            OFFICE FURNISHINGS--0.4%
  21,734    Herman Miller, Inc.                                         664,843
  11,700    Knoll, Inc.                                                 194,688
                                                                 ---------------
                                                                        859,531
                                                                 ---------------

            OIL & GAS EQUIPMENT & SERVICES--0.3%
  30,600    Dresser-Rand Group, Inc.*                                   678,402
   4,000    Laclede Group, Inc.                                         119,840
                                                                 ---------------
                                                                        798,242
                                                                 ---------------

            OIL & GAS FIELD EXPLORATION--3.0%
 159,671    Abraxas Petroleum Corp.*+                                 1,058,619
  20,300    Brigham Exploration Co.*                                    248,472
  19,700    Cabot Oil & Gas Corp.                                       831,537
 122,300    Harvest Natural Resources, Inc.*+                         1,122,714
   6,900    Helmerich & Payne, Inc.                                     400,338
  11,100    RPC, Inc.                                                   368,520
  15,600    Swift Energy Co.*                                           720,564

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            OIL & GAS FIELD EXPLORATION--(CONTINUED)
   8,400    VAALCO Energy, Inc.*                                 $       33,852
  80,100    W&T Offshore, Inc.                                        2,342,925
                                                                 ---------------
                                                                      7,127,541
                                                                 ---------------

            OIL REFINING--1.7%
  48,600    Alon USA Energy, Inc.*                                      949,158
  81,200    Frontier Oil Corp.                                        3,059,616
                                                                 ---------------
                                                                      4,008,774
                                                                 ---------------

            PACKAGING--0.4%
  27,450    Silgan Holdings, Inc.                                       968,710
                                                                 ---------------

            PAPER & ALLIED PRODUCTS--0.4%
  97,200    Xerium Technologies, Inc.*                                  863,136
                                                                 ---------------

            PHARMACEUTICALS--1.7%
 107,700    Alpharma, Inc., Class A                                   2,845,434
   3,500    Nutraceutical International Corp.*                           45,010
  67,300    ViroPharma, Inc.*                                         1,175,731
                                                                 ---------------
                                                                      4,066,175
                                                                 ---------------

            PRINTING--0.0%
   1,932    Cadmus Communications Corp.                                  38,988
                                                                 ---------------

            PROPERTY & CASUALITY INSURANCE--0.2%
  24,400    Republic Companies Group, Inc.                              353,800
   3,400    State Auto Financial Corp.                                  117,062
                                                                 ---------------
                                                                        470,862
                                                                 ---------------

            PUBLISHING--0.1%
  13,800    Warner Music Group Corp.                                    249,090
                                                                 ---------------

            REAL ESTATE INVESTMENT TRUSTS--10.2%
  70,600    Associated Estates Realty Corp.                             645,990
  53,100    Brandywine Realty Trust                                   1,538,838
  66,800    CBL & Associates Properties, Inc.                         2,688,700
  64,100    Colonial Properties Trust                                 2,815,913
  61,500    Equity Lifestyle Properties, Inc.                         2,851,140
   2,700    Essex Property Trust, Inc.                                  247,590
  37,800    Felcor Lodging Trust, Inc.                                  641,844

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
  22,900    First Industrial Realty Trust, Inc.+                 $      930,885
  24,100    Highwoods Properties, Inc.                                  694,803
  52,800    HRPT Properties Trust                                       577,632
  28,200    Innkeepers USA Trust                                        491,808
  56,800    Mills Corp. (The)                                         2,436,720
  55,000    OMEGA Healthcare Investors, Inc.                            661,100
  44,200    PS Business Parks, Inc.-CA                                2,081,820
  68,300    Tanger Factory Outlet Centers, Inc.                       1,877,567
  81,200    Taubman Centers, Inc.                                     2,843,624
                                                                 ---------------
                                                                     24,025,974
                                                                 ---------------

            RESIDENTIAL CONSTRUCTION--0.7%
  25,500    Brookfield Homes Corp.+                                   1,260,465
  19,500    Champion Enterprises, Inc.*                                 282,165
                                                                 ---------------
                                                                      1,542,630
                                                                 ---------------

            RESTAURANTS--2.0%
 127,000    Domino's Pizza, Inc.                                      3,175,000
 102,906    Main Street Restaurant Group, Inc.*                         506,298
  16,701    Papa John's International, Inc.*                            909,536
                                                                 ---------------
                                                                      4,590,834
                                                                 ---------------

            RETAIL - SPECIALTY--4.9%
  71,000    Barnes & Noble, Inc.*                                     2,864,140
  93,800    Claire's Stores, Inc.                                     2,676,114
  32,822    Conn's, Inc.*                                             1,109,712
   5,100    Deb Shops, Inc.                                             148,308
   9,800    REX Stores Corp.*                                           145,922
  14,500    Shoe Carnival, Inc.*                                        297,395
  91,900    Sonic Automotive, Inc.+                                   1,911,520
  32,500    Sportsman's Guide, Inc. (The)*                              852,800
  53,800    Steven Madden Ltd.*                                       1,464,974
                                                                 ---------------
                                                                     11,470,885
                                                                 ---------------

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------

            RUBBER & MISC PLASTICS--0.3%
  41,512    PW Eagle, Inc.*                                      $      777,935
                                                                 ---------------

            SAVINGS & LOAN ASSOCIATIONS--2.9%
   9,300    BankUnited Financial Corp., Class A*                        237,057
   7,500    Commercial Capital Bancorp, Inc.                            125,100
   6,000    First Financial Holdings, Inc.                              183,240
  33,377    First Place Financial Corp.                                 796,375
  23,200    FirstFed Financial Corp.*+                                1,214,288
   7,995    ITLA Capital Corp.*                                         419,338
  18,900    MAF Bancorp, Inc.                                           804,573
  29,282    PFF Bancorp, Inc.                                           894,565
   4,900    Provident Financial Services, Inc.                           88,151
  68,204    TierOne Corp.                                             2,044,074
                                                                 ---------------
                                                                      6,806,761
                                                                 ---------------

            SCHOOLS--0.6%
  41,893    Education Management Corp.*+                              1,413,889
                                                                 ---------------

            SEMICONDUCTORS--4.1%
 187,399    Cirrus Logic, Inc.*                                       1,416,736
 107,533    Cohu, Inc.                                                2,867,905
  32,600    Cymer, Inc.*                                              1,245,972
  26,200    EMCOR Group, Inc.                                         1,853,650
   3,700    Netlogic Microsystems, Inc.*                                 96,422
  55,147    Standard Microsystems Corp.*                              1,648,895
  44,996    Zygo Corp.*                                                 633,994
                                                                 ---------------
                                                                      9,763,574
                                                                 ---------------

            SERVICES - MANAGEMENT CONSULTING--0.1%
  25,400    Spherion Corp.*                                             248,920
                                                                 ---------------

            STEEL--0.2%
   8,000    Olympic Steel, Inc.*                                        169,600
   9,400    Ryerson Tull, Inc.                                          212,346
                                                                 ---------------
                                                                        381,946
                                                                 ---------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.4%
  26,800    Audiovox Corp., Class A*                                    371,180

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES--
            (CONTINUED)
  26,800    CalAmp Corp.*                                        $      310,880
  27,900    Commonwealth Telephone Enterprises, Inc.*                   967,014
  59,300    Iowa Telecommunications Services, Inc.                      999,205
 164,900    Talk America Holdings, Inc.*                              1,583,040
  33,595    West Corp.*                                               1,332,714
                                                                 ---------------
                                                                      5,564,033
                                                                 ---------------

            TRANSPORTATION--2.5%
  17,800    Atlas Air Worldwide Holding-Wi*                             614,545
   6,400    EGL, Inc.*                                                  237,696
  68,639    Genco Shipping & Trading Ltd.                             1,186,082
  72,300    Laidlaw International, Inc.*                              1,563,126
  32,500    OMI Corp.                                                   630,500
  20,800    Overseas Shipholding Group, Inc.                          1,059,968
  19,510    Pacer International, Inc.*                                  515,649
                                                                 ---------------
                                                                      5,807,566
                                                                 ---------------

            UTILITIES--3.8%
  24,100    Avista Corp.                                                425,365
  77,500    Energen Corp.                                             2,844,250
  69,400    National Fuel Gas Co.                                     2,238,150
  38,079    Northeast Utilities                                         707,508
 103,500    Vectren Corp.+                                            2,810,025
                                                                 ---------------
                                                                      9,025,298
                                                                 ---------------

            Total Common Stocks
               (Cost $213,335,090)                                  226,770,350
                                                                 ---------------

            WARRANTS--0.0%
            SAVINGS & LOAN ASSOCIATIONS--0.0%
   4,100    Dime Community Bancshares, Litigation
               Tracking Warrants*                                           451
            Total Warrants
               (Cost $768)                                                  451
                                                                 ---------------

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                              VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--4.3%
   2,300    Bear Stearns & Co., Inc.
               (Agreement dated 11/30/05 to be repurchased
               at $2,300,226) 2.03%, 12/01/05,
               collaterized by $2,370,337 in U.S.
               Government Securities (Cost $2,300,096)**         $    2,300,096
   7,679    Bear Stearns & Co., Inc.
               (Agreement dated 11/30/05 to be repurchased
               at $7,679,806) 3.94%, 12/01/05,
               collaterized by $7,903,154 in U.S.
               Government Securities (Cost $7,678,966)                7,678,966
                                                                 ---------------
            Total Repurchase Agreements
               (Cost $9,979,062)                                      9,979,062
                                                                 ---------------
Total Investments -- 100.7%
   (Cost $223,314,920)***                                           236,749,863
                                                                 ---------------
Liabilities in Excess of Other Assets -- (0.7)%                      (1,537,305)
                                                                 ---------------
Net Assets -- 100.0%                                             $  235,212,558
                                                                 ===============

----------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

+     Security position is either entirely or partially out on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $ 224,794,457

      Gross unrealized appreciation                $  18,285,363
      Gross unrealized depreciation                   (6,329,957)
                                                   --------------

      Net unrealized appreciation/(depreciation)   $  11,955,406

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                      MARKET
SHARES          DESCRIPTION                                           VALUE
--------        -----------                                           ------
COMMON STOCK -- 97.0%
-------------------------------------------------------------------------------
               SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 86.4%
               ----------------------------------------------------------------
       10,800   ABC Bancorp                                      $      217,296
       20,100   Auburn National Bancorporation, Inc.                    438,180
      176,400   Bank of America Corp.                                 8,094,996
       32,000   BB&T Corp.                                            1,361,600
      113,000   BNCCORP, Inc.*                                        1,462,220
      147,000   C&F Financial Corp.                                   5,659,500
       40,200   Camden National Corp.                                 1,434,738
      202,300   Capital Bank Corp.                                    3,054,730
       22,700   Citigroup, Inc.                                       1,102,085
       27,100   Citizens Holding Co.                                    588,070
       28,700   City Holding Co.                                      1,046,976
       35,700   Comerica, Inc.                                        2,058,819
      115,600   Community Bank System, Inc.                           2,781,336
       10,500   Corus Bankshares, Inc.                                  617,190
       28,555   Dearborn Bancorp, Inc.*                                 688,170
       16,900   First Community Bancorp                                 874,744
       37,600   FNB Corp.                                             1,159,960
      200,231   FNB Financial Services Corp.                          3,151,636
      514,100   Fremont General Corp.                                12,035,081
      342,400   Greater Bay Bancorp                                   9,121,536
      269,600   Intervest Bancshares Corp.*                           6,855,928
      324,000   J.P. Morgan Chase & Co.                              12,393,000
      360,400   KeyCorp                                              11,950,864
       62,093   MainSource Financial Group, Inc.                      1,123,262
      130,200   National Bankshares, Inc.                             5,998,965
      346,300   National City Corp.                                  11,743,033
       77,300   North Fork Bancorporation, Inc.                       2,087,100
      302,018   Northrim BanCorp, Inc.                                7,263,533
       16,375   Ohio Valley Banc Corp.                                  412,241
       23,393   Old Point Financial Corp.                               686,117
      304,600   Oriental Financial Group, Inc.(1)                     4,048,134
      442,200   PAB Bankshares, Inc.                                  7,937,490
       40,800   Pacific Mercantile Bancorp*                             697,272
       94,500   Pacific Premier Bancorp, Inc.*                        1,116,725
      117,840   Penns Woods Bancorp, Inc.                             4,540,964
       27,000   Peoples Financial Corp.                                 470,070
      221,800   Regions Financial Corp.                               7,472,442
       35,000   Royal Bancshares of Pennsylvania, Inc.,
                  Class A                                               836,850
      528,193   Sun Bancorp, Inc.* (NJ)                              10,474,067
      327,000   U.S. Bancorp                                          9,901,560
      102,900   UnionBanCal Corp.                                     7,120,680
      121,395   United Security Bancshares, Inc.                      3,565,371
       69,600   Vail Banks, Inc.                                        971,616
      238,942   Wachovia Corp.                                       12,759,503
                                                                 ---------------
                                                                    189,375,650
                                                                 ---------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2005

               STATE & NATIONAL BANKS -- 10.6%
               ----------------------------------------------------------------
      332,600   Capital Crossing Bank*                           $   10,905,954
      418,000   South Financial Group, Inc. (The)                    12,402,060
                                                                 ---------------
                                                                     23,308,014
                                                                 ---------------
                  TOTAL COMMON STOCK (COST $188,865,503)            212,683,664
                                                                 ---------------

                                                                      MARKET
PRINCIPAL                                                             VALUE
---------                                                             ------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.1%
               ----------------------------------------------------------------
                FED HOME LN DISCOUNT NT
    6,855,000   3.88%, 12/01/05                                       6,855,000
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $6,855,000)                                   6,855,000
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.1%
                  (COST $195,720,503)**                             219,538,664
                                                                 ---------------
                  LIABILITIES IN EXCESS OF OTHER ASSETS --
                    (0.1%)                                             (272,586)
                                                                 ---------------
                  NET ASSETS -- 100%                             $  219,266,078
                                                                 ===============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*     Non-income producing security.

(1)   Incorporated in Puerto Rico.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $ 196,108,541

      Gross unrealized appreciation                $  25,705,015
      Gross unrealized depreciation                   (2,274,892)
                                                   --------------

      Net unrealized appreciation/(depreciation)   $  23,430,123

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

COMMON STOCK--92.2%

AEROSPACE & DEFENSE--0.7%
  DRS Technologies, Inc.                                58,125   $    2,871,375
                                                                 ---------------

AIR TRANSPORT--1.3%
  EGL, Inc.*                                           101,300        3,762,282
  ExpressJet Holdings, Inc.*                            46,945          409,360
  Pinnacle Airlines Corp.*                             185,810        1,291,380
                                                                 ---------------
                                                                      5,463,022
                                                                 ---------------

APPAREL--7.4%
  Brown Shoe Co., Inc.                                  88,050        3,623,257
  Charming Shoppes, Inc.*                              242,600        2,850,550
  Children's Place Retail Stores, Inc., (The)*          52,500        2,604,000
  Dress Barn, Inc., (The)*                             119,200        3,978,896
  Finish Line, Inc., (The), Class A                    127,020        2,192,365
  Gymboree Corp., (The)*                                88,100        1,987,536
  Hartmarx Corp.*                                      117,235          860,505
  Kellwood Co.                                          68,570        1,585,338
  Kenneth Cole Productions, Inc., Class A               38,100        1,069,848
  Oxford Industries, Inc.                              101,630        5,733,965
  Steven Madden Ltd.*                                   88,300        2,404,409
  Warnaco Group, Inc., (The)*                           77,650        1,907,861
                                                                 ---------------
                                                                     30,798,530
                                                                 ---------------

AUTOMOTIVE & TRUCKS--0.7%
  Group 1 Automotive, Inc.*                             36,355        1,122,279
  Lithia Motors, Inc., Class A                          57,000        1,627,350
                                                                 ---------------
                                                                      2,749,629
                                                                 ---------------

BANKS - REGIONAL--0.6%
  Bancorp, Inc., (The)*                                 44,725          818,468
  First Community Bancorp                               10,500          543,480
  UMB Financial Corp.                                   18,000        1,194,840
                                                                 ---------------
                                                                      2,556,788
                                                                 ---------------

BUILDING & CONSTRUCTION--3.6%
  Champion Enterprises, Inc.*                          336,910        4,875,088
  Dycom Industries, Inc.*                               45,100          921,393
  Granite Construction, Inc.                            25,000          928,000

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

BUILDING & CONSTRUCTION--(CONTINUED)
  Infrasource Services, Inc.*                          136,015   $    1,595,456
  Palm Harbor Homes, Inc.*                             116,043        2,185,089
  Perini Corp.*                                        165,020        4,274,018
                                                                 ---------------
                                                                     14,779,044
                                                                 ---------------

BUILDING MATERIALS--2.1%
  Drew Industries, Inc.*                               198,000        5,963,760
  ElkCorp                                               84,345        2,882,912
                                                                 ---------------
                                                                      8,846,672
                                                                 ---------------

BUILDING PRODUCTS-AIR & HEATING--1.1%
  Lennox International, Inc.                           150,900        4,407,789
                                                                 ---------------

BUSINESS & PUBLIC SERVICES--1.9%
  Gevity HR, Inc.                                      203,900        5,776,487
  Service Corporation International                    253,600        2,082,056
                                                                 ---------------
                                                                      7,858,543
                                                                 ---------------

CHEMICALS - SPECIALTY--1.4%
  Spartech Corp.                                        33,715          715,095
  UAP Holding Corp.                                    244,600        4,642,508
  Wellman, Inc.                                         33,880          262,570
                                                                 ---------------
                                                                      5,620,173
                                                                 ---------------

COMMERCIAL SERVICES--0.8%
  CBIZ, Inc.*                                          278,400        1,742,784
  Steiner Leisure Ltd.*                                 38,600        1,450,588
                                                                 ---------------
                                                                      3,193,372
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--2.3%
  Imation Corp.                                         59,800        2,628,808
  Insight Enterprises, Inc.*                           211,085        4,396,900
  Keane, Inc.*                                         135,800        1,420,468
  Pomeroy IT Solutions, Inc.*                           56,296          453,183
  Tier Technologies, Inc., Class B*                     63,100          524,992
                                                                 ---------------
                                                                      9,424,351
                                                                 ---------------

CONSULTING SERVICES--1.9%
  FTI Consulting, Inc.*                                 58,500        1,659,060
  MAXIMUS, Inc.                                         65,350        2,378,740
  Watson Wyatt & Co. Holdings                          148,335        3,993,178
                                                                 ---------------
                                                                      8,030,978
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
CONSUMER NON-CYCLICAL--0.2%
  Natuzzi S.p.A. - ADR                                 129,700   $      953,295
                                                                 ---------------

CONSUMER PRODUCTS--1.1%
  Playtex Products, Inc.*                              278,850        3,903,900
  Spectrum Brands, Inc.*                                28,600          514,800
                                                                 ---------------
                                                                      4,418,700
                                                                 ---------------

CONTAINERS--0.8%
  Silgan Holdings, Inc.                                 89,900        3,172,571
                                                                 ---------------

DIVERSIFIED OPERATIONS--0.3%
  Olin Corp.                                            62,500        1,203,125
                                                                 ---------------

ELECTRONICS--1.9%
  Hypercom Corp.*                                      165,500        1,026,100
  Paxar Corp.*                                         100,600        1,924,478
  Planar Systems, Inc.*                                 80,900          784,730
  Schawk, Inc.                                          14,980          276,980
  Technitrol, Inc.                                     221,330        3,917,541
                                                                 ---------------
                                                                      7,929,829
                                                                 ---------------

ENGINEERING & CONSTRUCTION--2.4%
  Engineered Support Systems, Inc.                      57,400        2,319,534
  Integrated Electrical Services, Inc.*                241,700          132,935
  URS Corp.*                                           117,914        4,966,538
  Washington Group International, Inc.*                 50,295        2,600,754
                                                                 ---------------
                                                                     10,019,761
                                                                 ---------------

ENVIRONMENTAL SERVICES--0.7%
  Tetra Tech, Inc.*                                    192,790        3,007,524
                                                                 ---------------

FINANCIAL SERVICES--3.4%
  Advanta Corp., Class B                               173,800        5,627,644
  Affiliated Managers Group, Inc.*                      15,500        1,222,020
  Ares Capital Corp.                                   129,045        1,998,907
  CMET Finance Holdings, Inc. 144A*                     15,000          608,850
  Federal Agricultural Mortgage Corp., Class C         159,800        4,453,626
                                                                 ---------------
                                                                     13,911,047
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

FOODS--1.5%
  Chiquita Brands International, Inc.                   70,100   $    1,458,080
  Gold Kist, Inc.*                                       8,470          134,842
  NBTY, Inc.*                                          112,980        2,216,668
  Premium Standard Farms, Inc.*                        156,281        2,602,079
                                                                 ---------------
                                                                      6,411,669
                                                                 ---------------

HEALTH CARE - SERVICES--5.1%
  Amedisys, Inc.*                                       92,600        4,109,588
  First Consulting Group, Inc.*                         66,440          388,674
  ICON PLC - ADR*                                       34,600        1,433,478
  Kindred Healthcare, Inc.*                            225,030        6,240,082
  LifePoint Hospitals, Inc.*                            37,890        1,441,715
  Option Care, Inc.                                    211,125        2,645,396
  Per-Se Technologies, Inc.*                           104,000        2,379,520
  RehabCare Group, Inc.*                                73,370        1,420,443
  Res-Care, Inc.*                                       62,100        1,074,951
                                                                 ---------------
                                                                     21,133,847
                                                                 ---------------

HEALTH CARE - SUPPLIES--0.8%
  Herbalife Ltd.*                                       92,010        2,663,690
  Owens & Minor, Inc.                                   26,300          745,868
                                                                 ---------------
                                                                      3,409,558
                                                                 ---------------

INDUSTRIAL EQUIPMENT & SUPPLIES--1.0%
  Nordson Corp.                                         85,400        3,400,628
  Rofin-Sinar Technologies, Inc.*                       13,870          598,768
                                                                 ---------------
                                                                      3,999,396
                                                                 ---------------

INSURANCE - LIFE--1.7%
  AmerUs Group Co.                                      31,000        1,820,630
  Scottish Re Group Ltd.                               205,200        5,177,196
                                                                 ---------------
                                                                      6,997,826
                                                                 ---------------

INSURANCE - OTHER--11.3%
  Allmerica Financial Corp.*                            26,790        1,070,261
  Arch Capital Group Ltd.*                              12,900          676,734
  Aspen Insurance Holdings Ltd.                         58,515        1,464,630
  Assured Guaranty Ltd.                                290,000        7,632,800
  Bristol West Holdings, Inc.                           54,225        1,004,789
  CNA Surety Corp.*                                    163,925        2,421,172
  Hilb, Rogal & Hobbs Co.                               31,400        1,223,972
  Hub International Ltd.                               126,900        3,058,290
  Infinity Property & Casualty Corp.                    31,400        1,160,230

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

INSURANCE - OTHER--(CONTINUED)
  IPC Holdings Ltd.                                    222,400   $    6,494,080
  KMG America Corp.*                                   243,060        2,126,775
  Max Re Capital Ltd.                                  105,100        2,806,170
  Navigators Group, Inc., (The)*                       122,270        4,940,931
  Odyssey Re Holdings Corp.                             36,920          946,629
  Platinum Underwriters Holdings Ltd.                  221,060        6,733,488
  Quanta Capital Holdings Ltd.*                        284,700        1,192,893
  Seabright Insurance Holdings*                         52,630          707,347
  United America Indemnity Ltd., Class A*               73,440        1,391,688
                                                                 ---------------
                                                                     47,052,879
                                                                 ---------------

INTERNET SERVICES--1.4%
  EarthLink, Inc.*                                     251,000        2,871,440
  United Online, Inc.                                  198,030        2,794,203
                                                                 ---------------
                                                                      5,665,643
                                                                 ---------------

IRON & STEEL--0.3%
  Ryerson Tull, Inc.                                    61,100        1,380,249
                                                                 ---------------

LEISURE & LODGING--1.7%
  Alliance Gaming Corp.*                                82,400          983,032
  Interstate Hotels & Resorts, Inc.*                    82,950          375,764
  Intrawest Corp.                                       77,500        2,160,700
  La Quinta Corp.*                                     131,865        1,445,240
  MTR Gaming Group, Inc.*                               47,960          357,782
  Pinnacle Entertainment, Inc.*                         67,800        1,619,742
                                                                 ---------------
                                                                      6,942,260
                                                                 ---------------

MACHINERY--1.2%
  Actuant Corp., Class A                                17,700          938,985
  CIRCOR International, Inc.                            30,200          786,710
  Manitowoc Co., Inc., (The)                            26,600        1,332,660
  Terex Corp.*                                          34,000        2,095,080
                                                                 ---------------
                                                                      5,153,435
                                                                 ---------------

MANUFACTURING--3.1%
  Acuity Brands, Inc.                                   70,000        2,176,300
  EnerSys*                                              65,425          946,045
  Federal Signal Corp.                                 153,815        2,513,337
  Griffon Corp.*                                        58,500        1,425,060
  NN, Inc.                                              83,900          833,966

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

MANUFACTURING--(CONTINUED)
  RBC Bearings, Inc.*                                  144,585   $    2,256,972
  Tempur-Pedic International, Inc.*                    247,600        2,810,260
                                                                 ---------------
                                                                     12,961,940
                                                                 ---------------

MEDIA & ENTERTAINMENT--0.5%
  4Kids Entertainment, Inc.*                            44,700          730,845
  Journal Communications, Inc., Class A                 83,600        1,129,436
  Liberty Corp., (The)                                   6,700          312,354
                                                                 ---------------
                                                                      2,172,635
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--1.6%
  Analogic Corp.                                        19,500          935,220
  CONMED Corp.*                                        133,300        3,011,247
  Medical Action Industries, Inc.*                     101,700        1,919,079
  PAREXEL International Corp.*                          38,064          782,976
                                                                 ---------------
                                                                      6,648,522
                                                                 ---------------

MOTOR HOMES--1.0%
  Monaco Coach Corp.                                   103,800        1,539,354
  Winnebago Industries, Inc.                            81,635        2,743,752
                                                                 ---------------
                                                                      4,283,106
                                                                 ---------------

OFFICE EQUIPMENT & SUPPLIES--2.5%
  Acco Brands Corp.*                                   149,200        3,439,060
  Ennis, Inc.                                          105,000        1,863,750
  Global Imaging Systems, Inc.*                         94,675        3,448,064
  John H. Harland Co.                                   48,530        1,834,434
                                                                 ---------------
                                                                     10,585,308
                                                                 ---------------

OIL & GAS - EXPLORATION--1.6%
  InterOil Corp.*                                       31,000          576,600
  Stone Energy Corp.*                                   42,900        1,904,760
  Swift Energy Co.*                                     90,900        4,198,671
                                                                 ---------------
                                                                      6,680,031
                                                                 ---------------

OIL SERVICES--1.3%
  Key Energy Services, Inc.*                           171,065        2,412,016
  Parker Drilling Co.*                                 116,200        1,101,576
  Trico Marine Services, Inc.*                          79,035        1,968,762
                                                                 ---------------
                                                                      5,482,354
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

PAPER FOREST PRODUCTS & PACKAGING--0.6%
  Neenah Paper, Inc.                                    56,400   $    1,582,584
  Schweitzer-Mauduit International, Inc.                37,100          883,351
                                                                 ---------------
                                                                      2,465,935
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--2.4%
  Banta Corp.                                           57,200        2,888,600
  Bowne & Co., Inc.                                    223,800        3,310,002
  Journal Register Co.                                 105,600        1,650,528
  Reader's Digest Association, Inc., (The)             100,000        1,553,000
  Scholastic Corp.*                                     16,900          562,263
                                                                 ---------------
                                                                      9,964,393
                                                                 ---------------

RAILROAD & BULK SHIPPING--0.3%
  RailAmerica, Inc.*                                   109,695        1,194,579
                                                                 ---------------

REAL ESTATE--0.9%
  Trammell Crow Co.*                                   148,700        3,845,382
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--5.1%
  American Financial Realty Trust                      203,925        2,549,062
  Ashford Hospitality Trust                             36,125          385,454
  Bimini Mortgage Management, Inc., Class A 144A       122,425        1,126,310
  Capital Lease Funding, Inc.                          159,875        1,571,571
  Digital Realty Trust, Inc.                           140,100        3,149,448
  Fieldstone Investment Corp. 144A                      82,300          921,760
  Gladstone Commercial Corp.                            88,775        1,483,475
  Government Properties Trust, Inc.                     95,375          861,236
  Jer Investors Trust, Inc.                             32,400          518,400
  Lexington Corporate Properties Trust                  53,650        1,142,209
  Medical Properties Trust, Inc. 144A                   87,500          799,750
  Medical Properties Trust, Inc.                       102,800          939,592
  MFA Mortgage Investments, Inc.                       187,650        1,144,665
  Origen Financial, Inc.                               311,825        2,111,055
  Redwood Trust, Inc.                                   54,600        2,355,444
                                                                 ---------------
                                                                     21,059,431
                                                                 ---------------

RETAIL - HARD GOODS--0.8%
  GameStop Corp., Class A*                              68,015        2,288,025

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

RETAIL - HARD GOODS--(CONTINUED)
  School Specialty, Inc.*                               33,100   $    1,219,404
                                                                 ---------------
                                                                      3,507,429
                                                                 ---------------

SAVINGS & LOANS--0.4%
  Franklin Bank Corp.*                                  99,700        1,844,450
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.5%
  Axcelis Technologies, Inc.*                           50,400          238,896
  OmniVision Technologies, Inc.*                       103,600        1,833,720
                                                                 ---------------
                                                                      2,072,616
                                                                 ---------------

SERVICES - BUSINESS--4.6%
  Clark, Inc.                                          208,450        2,945,398
  Cornell Companies, Inc.*                              62,280          882,508
  Geo Group, Inc., (The)*                               35,000          855,750
  Integrated Alarm Services Group, Inc.*               471,613        1,485,581
  Kforce, Inc.*                                         95,476        1,184,857
  MPS Group, Inc.*                                     294,700        3,704,379
  PRG-Schultz International, Inc.*                     215,785          196,364
  ProQuest Co.*                                         15,250          426,238
  Spherion Corp.*                                      151,100        1,480,780
  Standard Parking Corp.*                              116,355        2,228,198
  World Fuel Services Corp.                            111,500        3,830,025
                                                                 ---------------
                                                                     19,220,078
                                                                 ---------------

SOAPS & TOILETRIES--0.3%
  Nu Skin Enterprises, Inc., Class A                    68,800        1,195,744
                                                                 ---------------

TOBACCO--0.4%
  Alliance One International, Inc.                     279,500          855,270
  Universal Corp.                                       19,700          795,486
                                                                 ---------------
                                                                      1,650,756
                                                                 ---------------

TRANSPORT - SERVICES--0.4%
  Quintana Maritime Ltd.                               109,105        1,159,786
  Stonepath Group, Inc.*                               559,600          419,700
                                                                 ---------------
                                                                      1,579,486
                                                                 ---------------

TRAVEL SERVICES--0.6%
  Ambassadors International, Inc.                       16,300          241,558
  Navigant International, Inc.*                        210,100        2,295,342
                                                                 ---------------
                                                                      2,536,900
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

TRUCKING--0.2%
  Marten Transport Ltd.*                                12,500   $      333,625
  Quality Distribution, Inc.*                           82,005          501,871
                                                                 ---------------
                                                                        835,496
                                                                 ---------------

UTILITIES - ELECTRIC--0.5%
  Sierra Pacific Resources*                            159,400        2,148,712
                                                                 ---------------

TOTAL COMMON STOCK
    (Cost $303,393,114)                                              383,298,163
                                                                 ---------------

EXCHANGE TRADED FUNDS--3.0%

FINANCE--3.0%
  iShares Russell 2000 Value Index Fund                185,900       12,446,005
                                                                 ---------------

TOTAL EXCHANGE TRADED FUNDS
    (Cost $12,235,975)                                               12,446,005
                                                                 ---------------

INVESTMENT COMPANY--0.8%

FINANCIAL SERVICES--0.8%
  Apollo Investment Corp.                              166,200        3,152,814
                                                                 ---------------

TOTAL INVESTMENT COMPANY
    (Cost $2,493,000)                                                 3,152,814
                                                                 ---------------
SHORT TERM INVESTMENTS--4.0%

  PNC Bank Money Market Deposit Account 4.03%
   12/01/05                                         16,658,625       16,658,625
                                                                 ---------------
TOTAL SHORT TERM INVESTMENTS
    (Cost $16,658,625)                                               16,658,625
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
    (COST $334,780,714)**                                           415,555,607
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%                             (54,559)
                                                                 ---------------
NET ASSETS--100.0%                                               $  415,501,048
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2005, these securities amounted to 0.83% of net assets.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $  335,739,775

      Gross unrealized appreciation                $  100,915,842,
      Gross unrealized depreciation                   (21,100,010)
                                                   ---------------

      Net unrealized appreciation/(depreciation)   $   79,815,832

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
LONG POSITIONS--105.7%

DOMESTIC COMMON STOCK--93.9%

AEROSPACE & DEFENSE--3.3%
  Aerosonic Corp.*                                      46,065   $      341,342
  Allied Defense Group, Inc., (The) +*                  96,435        2,172,680
  Triumph Group, Inc. +*                                43,375        1,646,081
                                                                 ---------------
                                                                      4,160,103
                                                                 ---------------

AGRICULTURE--1.4%
  Hines Horticulture, Inc.*                            479,204        1,797,015
                                                                 ---------------

AIRLINES--0.3%
  Kitty Hawk, Inc.*                                    364,915          313,827
                                                                 ---------------

APPAREL--1.4%
  Ashworth, Inc.*                                       75,482          642,352
  Benetton Group S.p.A. - ADR +                         18,600          413,850
  Mossimo, Inc.*                                        36,123          200,844
  Orange 21, Inc.*                                     110,810          456,537
                                                                 ---------------
                                                                      1,713,583
                                                                 ---------------

AUTOMOTIVE & TRUCKS--0.6%
  Motorcar Parts of America, Inc.*                      12,410          123,790
  Strattec Security Corp. +*                            12,806          621,731
                                                                 ---------------
                                                                        745,521
                                                                 ---------------

BUSINESS & PUBLIC SERVICES--0.7%
  BB Holdings Ltd.                                     119,337          829,392
                                                                 ---------------

CHEMICALS - SPECIALTY--1.6%
  SGL Carbon AG - ADR*                                 202,270        1,114,508
  Texas Petrochemicals, Inc. +*                         42,200          938,950
                                                                 ---------------
                                                                      2,053,458
                                                                 ---------------

COMMERCIAL SERVICES--2.6%
  NCO Group, Inc. +*                                    36,400          627,536
  PeopleSupport, Inc.*                                  15,900          134,196
  StarTek, Inc.                                          9,370          155,636
  Steiner Leisure Ltd. +*                               63,025        2,368,479
                                                                 ---------------
                                                                      3,285,847
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

COMPUTER EQUIPMENT & SERVICES--5.6%
  Acxiom Corp. +                                        46,600   $    1,033,588
  Carreker Corp.*                                      112,561          565,056
  Dynamics Research Corp. +*                            39,280          624,945
  Ness Technologies, Inc. +*                           145,600        1,454,544
  Perot Systems Corp., Class A +*                       91,500        1,271,850
  Pomeroy IT Solutions, Inc. +*                         77,795          626,250
  Rimage Corp. +*                                       13,225          378,896
  Segue Software, Inc.*                                 97,610          628,608
  SimpleTech, Inc.*                                    121,870          459,450
                                                                 ---------------
                                                                      7,043,187
                                                                 ---------------

COMPUTER SOFTWARE--0.3%
  Overland Storage, Inc.*                               14,840          118,127
  Phoenix Technologies Ltd.*                            42,992          272,139
                                                                 ---------------
                                                                        390,266
                                                                 ---------------

CONSULTING SERVICES--3.5%
  Accenture Ltd., Class A +                             54,495        1,549,838
  MAXIMUS, Inc. +                                       43,700        1,590,680
  Opinion Research Corp. +*                            207,082        1,302,546
                                                                 ---------------
                                                                      4,443,064
                                                                 ---------------

CONTAINERS--1.3%
  AEP Industries, Inc. +*                               72,579        1,669,317
                                                                 ---------------

DIVERSIFIED OPERATIONS--0.1%
  Volt Information Sciences, Inc.*                       6,230          122,669
                                                                 ---------------

ELECTRONIC EQUIPMENT & PRODUCTS--0.5%
  Arbinet-thexchange, Inc.*                             36,500          239,440
  Ionatron, Inc.*                                       27,090          284,445
  NVE Corp.*                                             4,815           73,429
                                                                 ---------------
                                                                        597,314
                                                                 ---------------

ELECTRONICS--4.4%
  LeCroy Corp.*                                         63,200        1,031,424
  Merix Corp.*                                          82,330          549,141
  PerkinElmer, Inc. +                                   33,880          772,803
  Spectrum Control, Inc. +*                             80,150          511,357
  Superior Essex, Inc. +*                               88,220        1,662,947
  Technitrol, Inc. +                                    58,200        1,030,140
                                                                 ---------------
                                                                      5,557,812
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

ENERGY EQUIPMENT & SERVICES--1.4%
  KFx, Inc.*                                            35,075   $      443,699
  Powell Industries, Inc. +*                            65,686        1,259,857
                                                                 ---------------
                                                                      1,703,556
                                                                 ---------------

FINANCIAL SERVICES--1.8%
  BKF Capital Group, Inc. +                              9,675          199,788
  Federal Agricultural Mortgage Corp., Class C +        46,540        1,297,070
  Tac Acquisition Corp.*                                60,600          324,210
  U.S. Global Investors, Inc., Class A*                 38,097          472,784
                                                                 ---------------
                                                                      2,293,852
                                                                 ---------------

FOODS--1.4%
  M & F Worldwide Corp. +*                              58,655          997,135
  Nestle S.A. + ADR                                     10,400          771,308
                                                                 ---------------
                                                                      1,768,443
                                                                 ---------------

HAZARDOUS WASTE DISPOSAL--0.6%
  Synagro Techonologies, Inc.                          170,345          681,380
                                                                 ---------------

HEALTH & PERSONAL CARE--1.5%
  Johnson & Johnson +                                   30,100        1,858,675
                                                                 ---------------

HEALTH CARE - DRUGS--2.7%
  Pfizer, Inc. +                                        83,900        1,778,680
  Shire PLC - ADR +                                     43,200        1,578,528
                                                                 ---------------
                                                                      3,357,208
                                                                 ---------------

HEALTH CARE - SERVICES--2.5%
  American Dental Partners, Inc. +*                     87,232        1,628,621
  AMERIGROUP Corp.*                                     11,300          210,858
  Hanger Orthopedic Group, Inc.*                        63,625          402,746
  Molina Healthcare, Inc.*                               3,605           96,254
  National Home Health Care Corp. +                     30,711          303,118
  Sun Healthcare Group, Inc.*                           32,025          234,423
  TLC Vision Corp.*                                     40,200          257,280
                                                                 ---------------
                                                                      3,133,300
                                                                 ---------------

HEALTH CARE - SUPPLIES--1.2%
  CONMED Corp.*                                         16,100          363,699
  Diagnostic Products Corp.                             14,900          678,695

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
  Unilens Vision, Inc.*                                102,555   $      461,497
                                                                 ---------------
                                                                      1,503,891
                                                                 ---------------

HOME PRODUCTS--0.1%
  Mity Enterprises, Inc. +*                              6,175          113,126
                                                                 ---------------

HUMAN RESOURCES--0.1%
  Carlisle Group Ltd.*
  (United Kingdom)                                      47,735           93,338
                                                                 ---------------

INSURANCE - LIFE--0.6%
  Scottish Re Group Ltd. +                              29,795          751,728
                                                                 ---------------

INSURANCE - OTHER--15.9%
  American International Group, Inc. +                  13,100          879,534
  Aspen Insurance Holdings Ltd. +                       42,500        1,063,775
  Assured Guaranty Ltd. +                               50,992        1,342,110
  Bristol West Holdings, Inc. +                         45,900          850,527
  Hooper Holmes, Inc.                                  205,145          599,024
  Investors Title Co. +                                 13,384          575,378
  IPC Holdings Ltd. +                                   25,400          741,680
  MBIA, Inc. +                                          42,200        2,607,116
  MGIC Investment Corp.                                 10,000          651,000
  Nationwide Financial Services, Inc., Class A +        19,400          817,710
  PartnerRe Ltd. +                                      26,800        1,829,904
  Platinum Underwriters Holdings Ltd. +                 67,240        2,048,130
  Primus Guaranty Ltd.*                                 72,100          716,674
  Protective Life Corp. +                               24,200        1,069,156
  PXRE Group Ltd. +                                     67,795          863,030
  Radian Group, Inc. +                                  31,700        1,792,952
  RenaissanceRe Holdings Ltd.                           13,100          588,583
  Wesco Financial Corp. +                                2,375          852,625
                                                                 ---------------
                                                                     19,888,908
                                                                 ---------------

INTERNET SERVICES--1.1%
  Knot, Inc., (The) +*                                  46,502          567,325
  Pacific Internet Ltd.*                               131,662          813,671
                                                                 ---------------
                                                                      1,380,996
                                                                 ---------------

LEISURE & LODGING--1.8%
  Escalade, Inc. +                                      37,165          470,137
  Interstate Hotels & Resorts, Inc.*                   307,175        1,391,503

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
  Intrawest Corp. +                                     14,200   $      395,896
                                                                 ---------------
                                                                      2,257,536
                                                                 ---------------

MACHINERY--2.4%
  Hardinge, Inc.                                        42,014          730,203
  Key Technology, Inc. +*                               51,075          681,851
  Stewart & Stevenson Services, Inc.                    56,690        1,162,145
  TurboChef Technologies, Inc.*                         36,833          483,986
                                                                 ---------------
                                                                      3,058,185
                                                                 ---------------

MANUFACTURING--2.8%
  Bolt Technology Corp.*                                35,185          291,332
  Matthews International Corp., Class A +               44,675        1,755,281
  Velcro Industries N.V. +                             103,990        1,403,865
                                                                 ---------------
                                                                      3,450,478
                                                                 ---------------

MEDIA & ENTERTAINMENT--1.1%
  CanWest Global Communications Corp. +*                72,815          644,413
  New Frontier Media, Inc.*                            124,600          773,766
                                                                 ---------------
                                                                      1,418,179
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--1.4%
  MTS Medication Technologies +*                       149,105          909,541
  Orthofix International N.V.*                          24,326          890,088
                                                                 ---------------
                                                                      1,799,629
                                                                 ---------------

METALS & MINING--1.2%
  Haynes International, Inc. +*                         24,675          542,850
  International Coal Group, Inc.*                       57,000          627,000
  Wolverine Tube, Inc.*                                 70,965          366,179
                                                                 ---------------
                                                                      1,536,029
                                                                 ---------------

OFFICE EQUIPMENT & SUPPLIES--2.1%
  Ennis, Inc. +                                         88,915        1,578,241
  Xerox Corp. +*                                        75,200        1,067,840
                                                                 ---------------
                                                                      2,646,081
                                                                 ---------------

OIL & GAS - EXPLORATION--2.5%
  Chaparral Resources, Inc.*                           141,595          750,454
  Eden Energy Corp.*                                    22,345           55,192
  InterOil Corp. +*                                     22,600          420,360
  Nelson Resources Ltd.*                               487,300        1,046,701

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
  Pogo Producing Co. +                                  17,800   $      872,200
                                                                 ---------------
                                                                      3,144,907
                                                                 ---------------

OIL & GAS - INTEGRATED MAJORS--0.5%
  Marathon Oil Corp. +                                  10,004          593,137
                                                                 ---------------

OIL SERVICES--1.0%
  T-3 Energy Services, Inc. +*                          50,247          523,574
  Trico Marine Services, Inc.*                          31,265          778,811
                                                                 ---------------
                                                                      1,302,385
                                                                 ---------------

PAPER FOREST PRODUCTS & PACKAGING--0.5%
  Graphic Packaging Corp.*                             226,900          617,168
                                                                 ---------------

PRINTING SERVICES--1.5%
  Cadmus Communications Corp. +                         95,350        1,924,163
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--0.7%
  Bowne & Co., Inc. +                                   62,355          922,230
                                                                 ---------------

REAL ESTATE--0.8%
  United Capital Corp. +*                               41,730        1,021,550
                                                                 ---------------

RESTAURANTS--2.0%
  Benihana, Inc., Class A +*                            50,721          922,108
  Dave & Buster's, Inc.*                                47,200          713,192
  O'Charley's, Inc.*                                    61,980          899,330
                                                                 ---------------
                                                                      2,534,630
                                                                 ---------------

RETAIL--2.6%
  Children's Place Retail Stores, Inc., (The) +*        44,000        2,182,400
  Kenneth Cole Productions, Inc., Class A +             35,910        1,008,353
                                                                 ---------------
                                                                      3,190,753
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.4%
  Axcelis Technologies, Inc.*                          198,745          942,051
  hi / fn, Inc.*                                        36,100          204,326
  inTEST Corp.*                                        101,160          352,037
  Virage Logic Corp.*                                   18,150          190,394
                                                                 ---------------
                                                                      1,688,808
                                                                 ---------------

SERVICES - CONSUMER--1.0%
  Coinstar, Inc. +*                                     52,100        1,266,030
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

TELECOMMUNICATIONS--2.4%
  First Avenue Networks, Inc.*                          40,560   $      214,968
  Premiere Global Services, Inc. +*                    130,105          983,594
  West Corp. +*                                         46,275        1,835,729
                                                                 ---------------
                                                                      3,034,291
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--1.1%
  Nokia OyJ - ADR +                                     59,000        1,007,720
  Ulticom, Inc.*                                        35,100          404,352
                                                                 ---------------
                                                                      1,412,072
                                                                 ---------------

TELEPHONE - INTEGRATED--1.8%
  CT Communications, Inc.                               64,634          796,291
  Telefonos de Mexico SA de CV - ADR +                  65,300        1,464,679
                                                                 ---------------
                                                                      2,260,970
                                                                 ---------------

TOBACCO--0.6%
  Loews Corp. - Carolina Group +                        19,500          784,875
                                                                 ---------------

TRANSPORT - SERVICES--0.1%
  AirNet Systems, Inc.*                                 13,135           53,591
                                                                 ---------------

TRAVEL SERVICES--0.6%
  Navigant International, Inc. +*                       66,972          731,669
                                                                 ---------------

VITAMINS & NUTRITION PRODUCTS--1.5%
  Nutraceutical International Corp. +*                 148,339        1,907,639
                                                                 ---------------

TOTAL DOMESTIC COMMON STOCK
    (Cost $109,649,337)                                             117,807,761
                                                                 ---------------

PREFERRED STOCK--0.5%

OIL & GAS - EXPLORATION--0.5%
  Whittier Energy Corp. 144A*                           10,892          653,520
                                                                 ---------------

TOTAL PREFERRED STOCK
    (Cost $653,520)                                                     653,520
                                                                 ---------------

                                                        PAR
                                                       (000)          VALUE
                                                   ------------  ---------------

CONVERTIBLE BONDS--0.1%

  Interpool, Inc.
    9.25% 12/27/22 ++                                       75           73,781
                                                                 ---------------

TOTAL CONVERTIBLE BONDS--0.1%
    (Cost $75,000)                                                       73,781
                                                                 ---------------

                                                        PAR
                                                       (000)          VALUE
                                                   ------------  ---------------

CORPORATE BONDS--0.1%

  Mueller Industries, Inc. Senior Subordinated
     Debentures 6.00% 11/01/14                             118   $      113,870
                                                                 ---------------

TOTAL CORPORATE BONDS--0.1%
    (Cost $118,000)                                                     113,870
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

WARRANTS--0.0%

DIVERSIFIED OPERATIONS--0.0%
  Tac Acquisition Corp. $5.00 expires 6/28/10*         121,200           48,480
                                                                 ---------------

TOTAL WARRANTS
    (Cost $0)                                                            48,480
                                                                 ---------------
SHORT TERM INVESTMENTS--11.1%

SHORT-TERM INVESTMENTS--11.1%
  PNC Bank Money Market Deposit Account
  4.03% 12/01/05                                    13,896,679       13,896,679
                                                                 ---------------

TOTAL SHORT TERM INVESTMENTS
    (Cost $13,896,679)                                               13,896,679
                                                                 ---------------

TOTAL LONG POSITIONS--105.7%
    (COST $124,392,536)**                                           132,594,091
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

SECURITIES SOLD SHORT--(55.3%)

ADVERTISING SERVICES--(0.3%)
  Ventiv Health, Inc.*                                 (14,400)        (355,104)
                                                                 ---------------

AEROSPACE & DEFENSE--(0.1%)
  Metal Storm Ltd.*                                    (23,380)         (73,881)
                                                                 ---------------

AIRLINES--(0.1%)
  Northwest Airlines Corp.*                            (46,725)         (21,891)
  UAL Corp.*                                           (74,165)         (44,499)
                                                                 ---------------
                                                                        (66,390)
                                                                 ---------------

APPAREL--(1.1%)
  Guess?, Inc.*                                        (24,500)        (830,060)
  True Religion Apparel, Inc.*                         (37,595)        (498,134)
                                                                 ---------------
                                                                     (1,328,194)
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

AUTOMOTIVE & TRUCKS--(0.7%)
  A.S.V., Inc.*                                        (13,080)  $     (327,262)
  Midas, Inc.*                                         (15,510)        (292,829)
  Sonic Automotive, Inc.                               (14,800)        (307,840)
                                                                 ---------------
                                                                       (927,931)
                                                                 ===============

BIOTECHNOLOGY--(0.3%)
  Crucell NV - ADR*                                    (15,100)        (397,734)
                                                                 ---------------

BROADCASTING--(0.6%)
  Sirius Satellite Radio, Inc.*                        (80,300)        (574,145)
  XM Satellite Radio Holdings, Inc., Class A*           (7,800)        (228,228)
                                                                 ---------------
                                                                       (802,373)
                                                                 ---------------

BUILDING & CONSTRUCTION--(0.2%)
  Home Solutions of America, Inc.*                     (39,800)        (228,850)
                                                                 ---------------

BUILDING MATERIALS--0.0%
  Trex Co., Inc.*                                           (5)            (114)
                                                                 ---------------

CHEMICALS - COMMODITY--0.0%
  Lumera Corp.*                                        (15,425)         (58,923)
                                                                 ---------------

COMMERCIAL SERVICES--(0.9%)
  Intersections, Inc.*                                 (22,400)        (202,496)
  Labor Ready, Inc.*                                   (28,200)        (622,656)
  LML Payment Systems, Inc.*                           (19,210)        (108,152)
  Rewards Network, Inc.*                               (33,695)        (194,083)
                                                                 ---------------
                                                                     (1,127,387)
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--(3.6%)
  3D Systems Corp.*                                    (27,024)        (480,757)
  ConSyGen, Inc.*                                         (200)               0
  Covansys Corp.*                                      (30,385)        (446,660)
  DataTRAK International, Inc.*                        (25,070)        (290,561)
  Komag, Inc.*                                         (13,200)        (461,208)
  NETGEAR, Inc.*                                       (23,000)        (443,900)
  Rackable Systems, Inc.*                              (22,600)        (417,422)
  Research In Motion Ltd.*                             (12,400)        (758,012)
  Satellite Newspapers Corp.*                           (8,615)            (775)
  Sigma Designs, Inc.*                                 (52,200)        (732,366)
  Trident Microsystems, Inc.*                          (25,430)        (479,101)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
  Xybernaut Corp.*                                     (35,000)  $       (2,135)
                                                                 ---------------
                                                                     (4,512,897)
                                                                 ---------------

COMPUTER SOFTWARE--(2.2%)
  Ants Software, Inc.*                                 (42,634)        (112,980)
  Computer Associates International, Inc.              (17,500)        (498,925)
  Convera Corp.*                                       (84,572)      (1,319,323)
  Nestor, Inc.*                                        (23,200)        (156,600)
  Ultimate Software Group, Inc., (The)*                (40,810)        (702,340)
                                                                 ---------------
                                                                     (2,790,168)
                                                                 ---------------

COMPUTERS & PERIPHERALS--(0.2%)
  Immersion Corp.*                                     (44,685)        (294,921)
                                                                 ---------------

CONSTRUCTION & HOUSING--(0.3%)
  Cavalier Homes, Inc.*                                (69,280)        (405,288)
                                                                 ---------------

CONSUMER PRODUCTS--(0.2%)
  Omega Protein Corp.*                                 (32,600)        (196,578)
                                                                 ---------------

CONTAINERS--0.0%
  CryoPort, Inc.*                                       (4,960)         (22,816)
                                                                 ---------------

DISTRIBUTION--(0.2%)
  Beacon Roofing Supply, Inc.*                          (6,600)        (179,652)
  SniffEX, Inc.*                                       (27,390)         (85,731)
                                                                 ---------------
                                                                       (265,383)
                                                                 ---------------

DIVERSIFIED OPERATION--(0.3%)
  Seaboard Corp.                                          (200)        (344,000)
                                                                 ---------------

ELECTRONIC COMPONENTS & INSTRUMENTS--(1.9%)
  Electro Scientific Industries, Inc.*                 (17,600)        (442,816)
  Flexpoint Sensor Systems, Inc.*                       (4,837)         (11,222)
  International DisplayWorks, Inc.*                    (60,810)        (349,049)
  Multi-Fineline Electronix, Inc.*                     (13,200)        (488,400)
  NVE Corp.*                                           (13,805)        (210,526)
  SiRF Technology Holdings, Inc.*                      (33,100)        (917,532)
                                                                 ---------------
                                                                     (2,419,545)
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

ELECTRONIC EQUIPMENT & PRODUCTS--(4.7%)
  American Science & Engineering, Inc.*                 (9,900)  $     (667,854)
  Electro Rent Corp.*                                  (33,237)        (464,653)
  Fiberstars, Inc.*                                    (56,745)        (560,640)
  Garmin Ltd.                                          (12,500)        (688,750)
  ICOS Vision Systems Corp., N.V.*                      (9,072)        (300,782)
  Ionatron, Inc.*                                      (82,870)        (870,135)
  iRobot Corp.*                                        (10,985)        (320,103)
  Measurement Specialties, Inc.*                        (3,123)         (77,700)
  QSound Labs, Inc.*                                   (26,140)         (99,071)
  SpatiaLight, Inc.*                                   (34,460)        (142,320)
  Tiger Telematics, Inc.*                              (16,610)         (91,355)
  Universal Display Corp.*                             (73,948)        (861,494)
  Video Display Corp.                                  (23,800)        (322,728)
  Vicor Corp.*                                         (24,525)        (398,041)
  Wherify Wireless, Inc.*                              (13,947)         (31,381)
                                                                 ---------------
                                                                     (5,897,007)
                                                                 ===============

ENERGY--(3.0%)
  Distributed Energy Systems Corp.*                    (50,700)        (469,989)
  Energy Conversion Devices, Inc.*                      (8,000)        (234,800)
  Evergreen Solar, Inc.*                               (78,100)        (937,981)
  FuelCell Energy, Inc.*                               (23,000)        (193,890)
  Hoku Scientific, Inc.*                               (16,600)        (146,080)
  KFx, Inc.*                                           (70,150)        (887,397)
  Medis Technologies Ltd.*                             (23,524)        (325,337)
  Rentech, Inc.*                                      (154,185)        (477,973)
  Ultralife Batteries, Inc.*                           (10,825)        (140,942)
                                                                 ---------------
                                                                     (3,814,389)
                                                                 ---------------

ENVIRONMENTAL SERVICES--(0.3%)
  Flanders Corp.*                                      (33,900)        (343,746)
  Global Development & Environmental
    Resources, Inc.*                                    (5,446)         (21,239)
                                                                 ---------------
                                                                       (364,985)
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

FINANCIAL SERVICES--(2.0%)
  First Marblehead Corp., (The)                        (17,695)  $     (598,091)
  Franklin Credit Managment Corp.*                     (32,234)        (283,015)
  Harris & Harris Group, Inc.                          (35,600)        (473,836)
  LaBranche & Co., Inc.*                              (110,100)      (1,175,868)
  Ladenburg Thalmann Financial Services, Inc.*              (1)               0
  NextCard, Inc.*                                     (128,500)          (1,285)
                                                                 ---------------
                                                                     (2,532,095)
                                                                 ---------------

FOODS--(0.7%)
  Cuisine Solutions, Inc.                              (28,390)        (234,217)
  Hansen Natural Corp.*                                 (8,800)        (683,320)
                                                                 ---------------
                                                                       (917,537)
                                                                 ---------------

GAMING--(0.2%)
  PokerTek, Inc.*                                      (20,345)        (200,398)
                                                                 ---------------
HEALTH & PERSONAL CARE--(0.2%)
  Parlux Fragrances, Inc.*                              (4,815)        (138,576)
  Tasker Capital Corp.*                                (84,875)        (101,001)
                                                                 ---------------
                                                                       (239,577)
                                                                 ---------------

HEALTH CARE - BIOTECH--(0.7%)
  ICOS Corp.*                                          (15,000)        (427,350)
  Martek Biosciences Corp.*                            (18,600)        (487,506)
                                                                 ---------------
                                                                       (914,856)
                                                                 ---------------

HEALTH CARE - DRUGS--(1.2%)
  Adams Respiratory Therapeutics, Inc.*                (18,200)        (806,078)
  CollaGenex Pharmaceuticals, Inc.*                    (32,780)        (319,933)
  Quigley Corp., (The)*                                (15,884)        (223,964)
  Trimeris, Inc.*                                      (16,600)        (181,604)
                                                                 ---------------
                                                                     (1,531,579)
                                                                 ---------------

HEALTH CARE - SERVICES--(1.4%)
  Allscripts Healthcare Solutions, Inc.*               (22,900)        (306,860)
  CPC of America, Inc.*                                 (4,745)         (81,377)
  Eclipsys Corp.*                                      (25,800)        (462,594)
  USANA Health Sciences, Inc.*                         (11,700)        (461,916)

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
  VCA Antech, Inc.*                                    (14,400)  $     (402,624)
                                                                 ---------------
                                                                     (1,715,371)
                                                                 ---------------

HEALTH CARE - SUPPLIES--(0.3%)
  HemoSense, Inc.*                                      (4,160)         (33,613)
  Quidel Corp.*                                        (27,400)        (382,504)
                                                                 ---------------
                                                                       (416,117)
                                                                 ---------------

INDUSTRIAL EQUIPMENT & SUPPLIES--(0.3%)
  Sun Hydraulics Corp.                                 (17,050)        (325,144)
                                                                 ---------------

INTERNET SERVICES--(3.5%)
  Answers Corp.*                                       (17,475)        (213,195)
  Concur Technologies, Inc.*                           (40,400)        (510,252)
  drugstore.com, Inc.*                                (101,120)        (310,438)
  Health Grades, Inc.*                                 (57,275)        (274,920)
  Interliant, Inc.*                                       (600)               0
  Marchex, Inc., Class B*                              (37,635)        (880,659)
  Neutron Enterprises, Inc.*                              (775)          (1,930)
  Provide Commerce, Inc.*                               (8,600)        (248,196)
  Rediff.com India Ltd. - ADR*                         (33,515)        (567,744)
  Salesforce.com, Inc.*                                (15,900)        (506,415)
  WebSideStory, Inc.*                                  (32,400)        (583,200)
  Website Pros, Inc.*                                  (18,800)        (180,668)
  WorldGate Communications, Inc.*                      (40,410)         (88,902)
                                                                 ---------------
                                                                     (4,366,519)
                                                                 ---------------

MACHINERY--(0.6%)
  AirTrax, Inc.*                                       (11,520)         (30,528)
  Intevac, Inc.*                                       (18,100)        (222,449)
  Raser Technologies, Inc.*                             (3,420)         (38,749)
  SureBeam Corp., Class A*                            (111,800)            (268)
  TurboChef Technologies, Inc.*                        (36,833)        (483,986)
                                                                 ---------------
                                                                       (775,980)
                                                                 ---------------

MANUFACTURING--(2.7%)
  Ceradyne, Inc.*                                      (11,300)        (532,117)
  Charles & Colvard Ltd.                               (47,180)      (1,271,973)
  Encore Wire Corp.*                                   (13,000)        (309,530)
  Imax Corp.*                                          (46,500)        (397,575)
  Nanophase Technologies Corp.*                        (49,000)        (295,960)
  NS Group, Inc.*                                      (14,600)        (599,476)
                                                                 ---------------
                                                                     (3,406,631)
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

MARINE--(0.2%)
  Odyssey Marine Exploration, Inc.*                    (83,930)  $     (264,380)
                                                                 ---------------

MEDIA & ENTERTAINMENT--(0.7%)
  CKX, Inc.*                                           (49,605)        (642,881)
  TiVo, Inc.*                                          (33,800)        (181,844)
                                                                 ---------------
                                                                       (824,725)
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--(3.6%)
  Advanced Magnetics, Inc.*                            (22,685)        (239,100)
  Advanced Medical Optics, Inc.*                        (8,800)        (373,208)
  Aspect Medical Systems, Inc.*                         (7,700)        (290,059)
  BSD Medical Corp.*                                   (25,335)        (133,769)
  Conceptus, Inc.*                                     (25,900)        (400,673)
  deCODE genetics, Inc.*                               (27,000)        (224,100)
  Illumina, Inc.*                                      (39,200)        (617,400)
  Isonics Corp.*                                       (29,125)         (62,327)
  LCA-Vision, Inc.                                      (7,700)        (367,521)
  Luminex Corp.*                                       (26,300)        (275,624)
  Microvision, Inc.*                                   (57,130)        (204,240)
  Penwest Pharmaceuticals Co.*                         (23,640)        (400,698)
  Stereotaxis, Inc.*                                   (36,200)        (255,572)
  ThermoGenesis Corp.*                                 (79,910)        (341,216)
  Vision-Sciences, Inc.*                               (22,670)         (43,526)
  Zila, Inc.*                                          (96,453)        (323,118)
                                                                 ---------------
                                                                     (4,552,151)
                                                                 ---------------

METALS & MINING--(0.7%)
  Dynamic Materials Corp.                              (36,850)        (896,192)
  Hawk Corp., Class A*                                  (2,940)         (40,690)
                                                                 ---------------
                                                                       (936,882)
                                                                 ---------------

METALS - STEEL--(1.2%)
  IPSCO, Inc.                                           (9,620)        (744,396)
  Oregon Steel Mills, Inc.*                            (28,400)        (776,740)
                                                                 ---------------
                                                                     (1,521,136)
                                                                 ---------------

OIL & GAS - EXPLORATION--(0.5%)
  Eden Energy Corp.*                                   (53,530)        (132,219)
  Energy Finders, Inc.*                                (12,368)          (1,979)
  Energytec, Inc.*                                          (1)              (2)
  Gasco Energy, Inc.*                                  (41,300)        (281,666)
  TGC Industries, Inc.*                                (25,400)        (155,448)

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
  Tri-Valley Corp.*                                     (8,990)  $      (90,259)
                                                                 ---------------
                                                                       (661,573)
                                                                 ---------------

OIL & GAS - REFINING & MARKETING--(0.5%)
  SulphCo, Inc.*                                      (134,505)        (664,455)
                                                                 ---------------

OIL FIELD MACHINERY & EQUIPMENT--(0.4%)
  Flotek Industries, Inc.*                             (24,850)        (447,300)
                                                                 ---------------

OIL SERVICES--(0.3%)
  Lone Star Technologies, Inc.*                         (8,000)        (392,000)
                                                                 ---------------

PHARMACEUTICALS & BIOTECHNOLOGY--(1.3%)
  BioMarin Pharmaceutical, Inc.*                       (35,415)        (344,942)
  Immtech International, Inc.*                         (23,910)        (190,084)
  Mannkind Corp.*                                      (29,500)        (382,615)
  Nuvelo, Inc.*                                        (24,100)        (209,911)
  Oncolytics Biotech, Inc.*                            (11,480)         (47,872)
  Progenics Pharmaceuticals, Inc.*                     (13,800)        (365,286)
  RegeneRx Biopharmaceuticals, Inc.*                    (1,500)          (4,950)
  Tapestry Pharmaceuticals, Inc.*                      (94,100)         (29,171)
                                                                 ---------------
                                                                     (1,574,831)
                                                                 ---------------

PRINTING SERVICES--(0.3%)
  Document Securities Systems, Inc.*                   (36,945)        (360,953)
                                                                 ---------------

REAL ESTATE--(0.2%)
  HouseValues, Inc.*                                   (16,600)        (212,148)
                                                                 ---------------

RESTAURANTS--(0.3%)
  Texas Roadhouse, Inc., Class A*                      (23,600)        (356,360)
                                                                 ---------------

RETAIL--(0.4%)
  Urban Outfitters, Inc.*                              (15,900)        (490,674)
                                                                 ---------------

RETAIL - FOOD & DRUG--(0.5%)
  Wild Oats Markets, Inc.*                             (48,500)        (585,880)
                                                                 ---------------

RETAIL - HARD GOODS--(1.4%)
  REX Stores Corp.*                                    (51,000)        (759,390)
  Select Comfort Corp.*                                (15,300)        (366,741)
  Streicher Mobile Fueling, Inc.*                      (63,990)        (181,092)
  Zumiez, Inc.*                                        (10,400)        (411,528)
                                                                 ---------------
                                                                     (1,718,751)
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

RUBBER AND PLASTIC--(0.2%)
  PW Eagle, Inc.*                                      (13,695)  $     (256,644)
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--(2.2%)
  Brillian Corp.*                                      (84,900)        (478,836)
  FormFactor, Inc.*                                    (10,200)        (286,212)
  MathStar, Inc.*                                      (20,380)        (124,114)
  Microsemi Corp.*                                     (26,200)        (727,050)
  Nano-Proprietary, Inc.*                              (46,685)        (102,240)
  Power Integrations, Inc.*                            (16,400)        (357,684)
  Tessera Technologies, Inc.*                          (11,525)        (316,937)
  Tvia, Inc.*                                         (154,030)        (331,165)
                                                                 ---------------
                                                                     (2,724,238)
                                                                 ---------------

TECHNOLOGY HARDWARE & EQUIPMENT--(1.0%)
  Altair Nanotechnologies, Inc.*                       (51,180)        (124,111)
  American Tire Corp.*                                 (44,430)        (239,922)
  Cogent, Inc.*                                        (20,400)        (481,848)
  Guardian Technologies International, Inc.*           (27,243)         (87,178)
  ParkerVision, Inc.*                                  (42,307)        (349,456)
                                                                 ---------------
                                                                     (1,282,515)
                                                                 ---------------

TELECOMMUNICATION SERVICES--(0.4%)
  First Avenue Networks, Inc.*                         (89,269)        (473,125)
  GlobeTel Communications Corp.*                       (10,455)         (32,829)
                                                                 ---------------
                                                                       (505,954)
                                                                 ---------------

TELECOMMUNICATIONS--(1.1%)
  Choice One Communications, Inc. o*++                 (37,790)              (4)
  CTC Communications Group, Inc. o*++                  (98,900)             (10)
  Global Crossing Ltd.*                                (22,480)        (383,059)
  Sierra Wireless, Inc.*                               (41,300)        (540,617)
  Telkonet, Inc.*                                      (83,905)        (390,158)
                                                                 ---------------
                                                                     (1,313,848)
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--(1.7%)
  Arris Group, Inc.*                                   (33,500)        (325,620)
  Aware, Inc.*                                         (79,730)        (475,191)
  InterDigital Communications Corp.*                   (17,830)        (347,328)
  JAMDAT Mobile, Inc.*                                 (21,800)        (498,566)

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
  JDS Uniphase Corp.*                                 (144,500)  $     (371,365)
  Phazar Corp.*                                        (11,825)        (153,370)
                                                                 ---------------
                                                                     (2,171,440)
                                                                 ---------------

TEXTILES & APPAREL--(0.2%)
  Forward Industries, Inc.*                            (16,595)        (296,553)
                                                                 ---------------

TOBACCO--(0.6%)
  Vector Group Ltd.                                    (39,396)        (742,221)
                                                                 ---------------

TRANSPORT - SERVICES--(0.4%)
  OMI Corp.                                            (27,000)        (523,800)
                                                                 ---------------

TOTAL SECURITIES SOLD SHORT
    (Proceeds $65,266,607)                                          (69,418,074)
                                                                 ---------------

OTHER ASSETS IN EXCESS OF LIABILITIES--49.6%                         62,275,887
                                                                 ---------------

NET ASSETS--100.0%                                               $  125,451,904
                                                                 ===============

*     -- Non-income producing.

o -- Security is valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

++    Illiquid

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2005, these securities amounted to 0.52% of net assets.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $   59,422,049

      Gross unrealized appreciation                $   19,770,156
      Gross unrealized depreciation                   (16,016,188)
                                                   ---------------

      Net unrealized appreciation/(depreciation)   $    3,753,968

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
COMMON STOCK--96.5%

AEROSPACE & DEFENSE--2.0%
  Northrop Grumman Corp.                                16,100   $      923,657
                                                                 ---------------

APPAREL--3.4%
  American Eagle Outfitters, Inc.                       14,700          334,572
  Gap, Inc., (The)                                      20,200          351,076
  Jones Apparel Group, Inc.                             11,500          330,740
  Liz Claiborne, Inc.                                    5,362          187,027
  NIKE, Inc., Class B                                    4,400          375,320
                                                                 ---------------
                                                                      1,578,735
                                                                 ---------------

BANKS - MAJOR--4.3%
  Bank of New York Co., Inc., (The)                     24,600          797,040
  Comerica, Inc.                                         9,509          548,384
  Commerce Bancorp, Inc.                                 7,300          245,937
  Mellon Financial Corp.                                11,698          393,521
                                                                 ---------------
                                                                      1,984,882
                                                                 ---------------

BUSINESS & PUBLIC SERVICES--0.8%
  Manpower, Inc.                                         7,800          362,310
                                                                 ---------------

CHEMICALS - SPECIALTY--2.0%
  Agrium, Inc.                                          20,600          420,446
  Ashland, Inc.                                          9,100          507,325
                                                                 ---------------
                                                                        927,771
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--2.5%
  Hewlett-Packard Co.                                   22,853          678,048
  Ingram Micro, Inc., Class A*                          26,900          505,182
                                                                 ---------------
                                                                      1,183,230
                                                                 ---------------

COMPUTER SOFTWARE--2.1%
  Microsoft Corp.                                       26,679          739,275
  Oracle Corp.*                                         18,500          232,545
                                                                 ---------------
                                                                        971,820
                                                                 ---------------

CONSULTING SERVICES--1.6%
  Accenture Ltd., Class A                               25,400          722,376
                                                                 ---------------

CONTAINERS--1.0%
  Crown Holdings, Inc.*                                 25,000          463,500
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
DISTRIBUTION--0.6%
  W.W. Grainger, Inc.                                    3,800   $      266,874
                                                                 ---------------

ELECTRONICS--0.9%
  Arrow Electronics, Inc.*                              13,900          430,900
                                                                 ---------------

FINANCIAL SERVICES--11.1%
  Ameriprise Financial, Inc.                            10,500          441,525
  Amvescap PLC- ADR                                     35,800          492,250
  Citigroup, Inc.                                       42,833        2,079,542
  Countrywide Financial Corp.                           13,206          459,701
  Freddie Mac                                           15,727          982,151
  Goldman Sachs Group, Inc., (The)                       3,472          447,749
  State Street Corp.                                     4,200          242,298
                                                                 ---------------
                                                                      5,145,216
                                                                 ---------------

FOOD & HOUSEHOLD PRODUCTS--0.8%
  Hormel Foods Corp.                                       900           29,520
  Pilgrim's Pride Corp.                                 10,400          332,800
                                                                 ---------------
                                                                        362,320
                                                                 ---------------

HEALTH & PERSONAL CARE--1.3%
  Johnson & Johnson                                      9,756          602,433
                                                                 ---------------

HEALTH CARE - DRUGS--3.8%
  Pfizer, Inc.                                          41,682          883,658
  Shire PLC - ADR                                       24,640          900,346
                                                                 ---------------
                                                                      1,784,004
                                                                 ---------------

HEALTH CARE - SERVICES--0.9%
  Aetna, Inc.                                            4,800          443,952
                                                                 ---------------

INSURANCE - OTHER--14.9%
  ACE Ltd.                                              17,339          962,314
  Ambac Financial Group, Inc.                            9,115          699,029
  American International Group, Inc.                    12,598          845,830
  Assurant, Inc.                                         5,800          255,896
  Berkshire Hathaway, Inc., Class B*                       483        1,427,265
  Conseco, Inc.*                                        21,800          488,756
  MBIA, Inc.                                            20,536        1,268,714

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
INSURANCE - OTHER--(CONTINUED)
  Nationwide Financial Services, Inc., Class A           5,444   $      229,465
  Radian Group, Inc.                                     6,276          354,971
  St. Paul Travelers Companies, Inc., (The)              7,644          355,675
                                                                 ---------------
                                                                      6,887,915
                                                                 ---------------

LEISURE & LODGING--1.2%
  GTECH Holdings Corp.                                  18,495          565,947
                                                                 ---------------

MANUFACTURING--3.7%
  Ingersoll-Rand Co. Ltd., Class A                      26,600        1,054,158
  Tyco International Ltd.                               22,623          645,208
                                                                 ---------------
                                                                      1,699,366
                                                                 ---------------

MEDIA & ENTERTAINMENT--4.8%
  Clear Channel Communications, Inc.                     7,100          231,176
  Liberty Media Corp., Class A*                         65,644          504,146
  Time Warner, Inc.                                     63,866        1,148,311
  Viacom, Inc., Class B (Non Voting Shares)              9,900          330,660
                                                                 ---------------
                                                                      2,214,293
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--0.4%
  Guidant Corp.                                          3,000          185,040
                                                                 ---------------

METALS & MINING--0.7%
  Freeport-McMoRan Copper & Gold, Inc.,
    Class B                                              6,627          345,333
                                                                 ---------------

OFFICE EQUIPMENT & SUPPLIES--2.6%
  Xerox Corp.*                                          84,124        1,194,561
                                                                 ---------------

OIL & GAS  - EXPLORATION--2.8%
  Burlington Resources, Inc.                             9,300          671,925
  Chesapeake Energy Corp.                               13,300          385,035
  Spinnaker Exploration Co.*                             3,600          234,972
                                                                 ---------------
                                                                      1,291,932
                                                                 ---------------

OIL & GAS - INTEGRATED MAJORS--9.5%
  Chevron Corp.                                         17,616        1,009,573
  ConocoPhillips                                        13,400          810,834
  Exxon Mobil Corp.                                     23,314        1,352,911

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

OIL & GAS - INTEGRATED MAJORS--(CONTINUED)
  Marathon Oil Corp.                                     9,132   $      541,436
  Petroleo Brasileiro S.A. - ADR                         3,246          219,430
  Valero Energy Corp.                                    5,117          492,256
                                                                 ---------------
                                                                      4,426,440
                                                                 ---------------

OIL SERVICES--1.1%
  Diamond Offshore Drilling, Inc.                        4,100          256,578
  Tenaris S.A. - ADR                                     1,600          178,880
  Transocean, Inc.*                                        915           58,414
                                                                 ---------------
                                                                        493,872
                                                                 ---------------

PRINTING SERVICES--0.9%
  R. R. Donnelley & Sons Co.                            11,700          400,140
                                                                 ---------------

REAL ESTATE--0.8%
  CB Richard Ellis Group, Inc., Class A*                 6,700          371,850
                                                                 ---------------

RETAIL - HARD GOODS--4.1%
  Claire's Stores, Inc.                                 14,500          413,685
  Federated Department Stores, Inc.                      5,800          373,694
  J.C. Penney Co., Inc.                                 12,100          634,887
  Sherwin-Williams Co., (The)                           11,300          495,392
                                                                 ---------------
                                                                      1,917,658
                                                                 ---------------

SAVINGS & LOANS--0.9%
  Hudson City Bancorp, Inc.                             35,300          420,423
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.5%
  Freescale Semiconductor, Inc., Class A*               21,894          563,770
  Teradyne, Inc.*                                       39,700          580,811
                                                                 ---------------
                                                                      1,144,581
                                                                 ---------------

TELECOMMUNICATIONS--2.3%
  AT&T, Inc.                                            31,800          792,138
  Vodafone Group PLC - ADR                              12,126          261,315
                                                                 ---------------
                                                                      1,053,453
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--1.6%
  Motorola, Inc.                                        21,200          510,708
  Sprint Nextel Corp.                                    9,103          227,939
                                                                 ---------------
                                                                        738,647
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
TOBACCO--2.0%
  Altria Group, Inc.                                     7,392   $      538,064
  UST, Inc.                                              9,723          375,113
                                                                 ---------------
                                                                        913,177
                                                                 ---------------

UTILITIES - GAS & WATER--0.6%
  Energen Corp.                                          7,500          275,250
                                                                 ---------------
TOTAL COMMON STOCK                                                   44,693,858
    (Cost $40,222,409)                                           ---------------

SHORT TERM INVESTMENTS--3.0%
  PNC Bank Money Market Deposit Account 4.03%        1,402,948        1,402,948
    12/01/05

TOTAL SHORT TERM INVESTMENTS
  (Cost $1,402,948)                                                   1,402,948
                                                                 ---------------
TOTAL INVESTMENTS--99.5%
  (COST $41,625,357)**                                               46,096,806
                                                                 ---------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.5%                                                     237,656
                                                                 ---------------
NET ASSETS--100.0%                                               $   46,334,462
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $   41,715,619

      Gross unrealized appreciation                $    5,072,122
      Gross unrealized depreciation                      (690,936)
                                                   ---------------
      Net unrealized appreciation/(depreciation)   $    4,381,186

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
COMMON STOCK--95.3%

ADVERTISING--0.8%
  Lamar Advertising Co., Class A*                        9,805   $      454,462
                                                                 ---------------

APPAREL--6.0%
  Aeropostale, Inc.*                                    17,100          425,277
  Finish Line, Inc., (The), Class A                     47,800          825,028
  Foot Locker, Inc.                                     24,100          525,862
  Jones Apparel Group, Inc.                             15,200          437,152
  Polo Ralph Lauren Corp.                               16,300          873,680
  V F Corp.                                              5,700          322,905
                                                                 ---------------
                                                                      3,409,904
                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT--1.4%
  BorgWarner, Inc.                                       8,900          534,000
  Lear Corp.                                             8,200          228,288
                                                                 ---------------
                                                                        762,288
                                                                 ---------------

BANKS - REGIONAL--1.8%
  Commerce Bancorp, Inc.                                14,500          488,505
  UMB Financial Corp.                                    8,100          537,678
                                                                 ---------------
                                                                      1,026,183
                                                                 ---------------

BROADCASTING--0.7%
  Citadel Broadcasting Co.                              19,100          257,468
  Hearst-Argyle Television, Inc.                         6,200          149,048
                                                                 ---------------
                                                                        406,516
                                                                 ---------------

BUILDING & CONSTRUCTION--0.6%
  Dycom Industries, Inc.*                               17,000          347,310
                                                                 ---------------

BUSINESS & PUBLIC SERVICES--2.4%
  G & K Services, Inc., Class A                         14,800          567,432
  Manpower, Inc.                                        16,300          757,135
                                                                 ---------------
                                                                      1,324,567
                                                                 ---------------

CHEMICALS - COMMODITY--0.4%
  Georgia Gulf Corp.                                     9,000          250,740
                                                                 ---------------

CHEMICALS - SPECIALTY--1.5%
  UAP Holding Corp.                                     43,400          823,732
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--4.1%
  BISYS Group, Inc., (The)*                             42,300          566,820

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

COMPUTER EQUIPMENT & SERVICES--(CONTINUED)
  Diebold, Inc.                                         13,600   $      528,496
  DST Systems, Inc.*                                     6,700          398,449
  Ingram Micro, Inc., Class A*                          43,700          820,686
                                                                 ---------------
                                                                      2,314,451
                                                                 ---------------

COMPUTER SOFTWARE--1.8%
  McAfee, Inc.*                                         15,187          422,351
  Sybase, Inc.*                                         11,845          265,920
  Take-Two Interactive Software, Inc.*                  16,700          304,775
                                                                 ---------------
                                                                        993,046
                                                                 ---------------

CONTAINERS--2.3%
  Crown Holdings, Inc.*                                 48,200          893,628
  Sealed Air Corp.*                                      7,400          382,654
                                                                 ---------------
                                                                      1,276,282
                                                                 ---------------

DATA PROCESSING SERVICES--0.6%
  CSG Systems International, Inc.*                      12,900          309,600
                                                                 ---------------

DISTRIBUTION--2.0%
  W.W. Grainger, Inc.                                   15,695        1,102,260
                                                                 ---------------

ELECTRONICS--2.8%
  AMIS Holdings, Inc.*                                  15,800          157,526
  Amphenol Corp., Class A                               10,600          442,762
  Arrow Electronics, Inc.*                              14,900          461,900
  Avnet, Inc.*                                          22,000          495,000
                                                                 ---------------
                                                                      1,557,188
                                                                 ---------------

FINANCIAL SERVICES--3.8%
  A.G. Edwards, Inc.                                    10,800          475,956
  Affiliated Managers Group, Inc.*                       7,250          571,590
  Student Loan Corp., (The)                                500          105,555
  TNS, Inc.*                                            18,100          326,705
  Westcorp                                               9,700          652,228
                                                                 ---------------
                                                                      2,132,034
                                                                 ---------------

FOODS--4.5%
  Bunge Ltd.                                            10,800          577,800
  Corn Products International, Inc.                     32,400          720,900
  NBTY, Inc.*                                           25,300          496,386

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

FOODS--(CONTINUED)
  Smithfield Foods, Inc.*                               25,100   $      733,673
                                                                 ---------------
                                                                      2,528,759
                                                                 ---------------

HEALTH CARE - DRUGS--1.1%
  Hospira, Inc.*                                        14,200          626,930
                                                                 ---------------

HEALTH CARE - SERVICES--4.6%
  Apria Healthcare Group, Inc.*                         14,405          352,346
  Kindred Healthcare, Inc.*                             23,200          643,336
  LifePoint Hospitals, Inc.*                            22,400          852,320
  Manor Care, Inc.                                       8,600          339,098
  Tenet Healthcare Corp.*                               29,800          233,036
  WellChoice, Inc.*                                      2,400          185,880
                                                                 ---------------
                                                                      2,606,016
                                                                 ---------------

HEALTH CARE - SUPPLIES--0.3%
  C.R. Bard, Inc.                                        2,700          175,149
                                                                 ---------------

INSURANCE - LIFE--1.3%
  Scottish Re Group Ltd.                                29,900          754,377
                                                                 ---------------

INSURANCE - OTHER--10.3%
  Allmerica Financial Corp.*                            12,570          502,172
  Assurant, Inc.                                         9,800          432,376
  Assured Guaranty Ltd.                                 43,200        1,137,024
  Bristol West Holdings, Inc.                           18,600          344,658
  Conseco, Inc.*                                        37,700          845,234
  MBIA, Inc.                                             6,000          370,680
  Platinum Underwriters Holdings Ltd.                    7,700          234,542
  PMI Group, Inc., (The)                                16,900          686,140
  Radian Group, Inc.                                    20,900        1,182,104
  White Mountains Insurance Group Ltd.                     155           94,302
                                                                 ---------------
                                                                      5,829,232
                                                                 ---------------

INTERNET SERVICES--1.8%
  InfoSpace, Inc.*                                      17,900          471,844
  United Online, Inc.                                   39,000          550,290
                                                                 ---------------
                                                                      1,022,134
                                                                 ---------------

LEISURE & LODGING--3.8%
  GTECH Holdings Corp.                                  40,100        1,227,060
  Hilton Hotels Corp.                                   18,600          407,712

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

LEISURE & LODGING--(CONTINUED)
  Pinnacle Entertainment, Inc.*                         21,700   $      518,413
                                                                 ---------------
                                                                      2,153,185
                                                                 ---------------

MACHINERY--0.9%
  Terex Corp.*                                           8,520          525,002
                                                                 ---------------

MANUFACTURING--4.4%
  Dover Corp.                                            9,800          396,410
  Federal Signal Corp.                                  55,000          898,700
  Pall Corp.                                             8,900          247,064
  Stanley Works, (The)                                  12,200          585,600
  Toro Co., (The)                                        8,900          357,691
                                                                 ---------------
                                                                      2,485,465
                                                                 ---------------

MARKETING--1.1%
  Nu Skin Enterprises, Inc., Class A                    36,800          639,584
                                                                 ---------------

MEDIA--1.3%
  Media General, Inc., Class A                           3,400          172,380
  Meredith Corp.                                        10,900          555,900
                                                                 ---------------
                                                                        728,280
                                                                 ---------------

OIL & GAS  - EXPLORATION--3.9%
  Pogo Producing Co.                                    16,400          803,600
  Vintage Petroleum, Inc.                               26,500        1,388,070
                                                                 ---------------
                                                                      2,191,670
                                                                 ---------------

OIL SERVICES--1.9%
  Diamond Offshore Drilling, Inc.                        7,700          481,866
  ENSCO International, Inc.                             12,900          610,944
                                                                 ---------------
                                                                      1,092,810
                                                                 ---------------

PAPER FOREST PRODUCTS & PACKAGING--1.4%
  Neenah Paper, Inc.                                    27,800          780,068
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--2.3%
  Bowne & Co., Inc.                                     49,000          724,710
  Valassis Communications, Inc.*                        18,000          547,560
                                                                 ---------------
                                                                      1,272,270
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--1.9%
  American Financial Realty Trust                       22,700          283,750
  Maguire Properties, Inc.                               9,925          317,600

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--(CONTINUED)
  Ventas, Inc.                                          15,125   $      476,891
                                                                 ---------------
                                                                      1,078,241
                                                                 ---------------

RESTAURANTS--1.6%
  Outback Steakhouse, Inc.                              22,300          898,244
                                                                 ---------------

RETAIL - HARD GOODS--5.0%
  Claire's Stores, Inc.                                 34,200          975,726
  Fossil, Inc.*                                         19,100          380,854
  GameStop Corp., Class A*                              11,239          378,080
  Michaels Stores, Inc.                                 29,500        1,103,300
                                                                 ---------------
                                                                      2,837,960
                                                                 ---------------

SAVINGS & LOANS--1.3%
  Hudson City Bancorp, Inc.                             44,500          529,995
  People's Bank                                          5,700          177,384
                                                                 ---------------
                                                                        707,379
                                                                 ---------------

TELECOMMUNICATIONS--1.2%
  CenturyTel, Inc.                                       8,900          294,590
  West Corp.*                                           10,300          408,601
                                                                 ---------------
                                                                        703,191
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--0.7%
  Scientific-Atlanta, Inc.                               8,900          376,648
                                                                 ---------------

TOBACCO--0.5%
  Loews Corp. - Carolina Group                           7,000          281,750
                                                                 ---------------

TRANSPORT - SERVICES--1.7%
  Laidlaw International, Inc.                           18,600          402,132
  Offshore Logistics, Inc.*                             18,000          551,700
                                                                 ---------------
                                                                        953,832
                                                                 ---------------

TRAVEL SERVICES--1.0%
  Sabre Holdings Corp., Class A                         25,600          585,472
                                                                 ---------------

TRUCKING--0.5%
  J.B. Hunt Transport Services, Inc.                    12,500          279,875
                                                                 ---------------

UTILITIES - ELECTRIC--2.0%
  NSTAR                                                  9,300          261,237

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

UTILITIES - ELECTRIC--(CONTINUED)
  Sierra Pacific Resources*                             62,900   $      847,892
                                                                 ---------------
                                                                      1,109,129
                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $44,341,746)                                                 53,713,215
                                                                 ---------------
INVESTMENT COMPANY--1.7%

FINANCIAL SERVICES--1.7%
  Apollo Investment Corp.                               50,488          957,757
                                                                 ---------------

TOTAL INVESTMENT COMPANY
  (Cost $739,488)                                                       957,757
                                                                 ---------------
SHORT-TERM INVESTMENTS--3.0%

SHORT-TERM INVESTMENTS--3.0%
  PNC Bank Money Market Deposit
    Account 4.03% 12/01/05                           1,680,813        1,680,813
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,680,813)                                                   1,680,813
                                                                 ---------------
TOTAL INVESTMENTS--100.0%
  (COST $46,762,047)**                                               56,351,785
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%                              19,410
                                                                 ---------------
NET ASSETS--100.0%                                               $   56,371,195
                                                                 ===============

*     -- Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $  46,987,886

      Gross unrealized appreciation                $  10,792,247
      Gross unrealized depreciation                   (1,428,348)
                                                   --------------

      Net unrealized appreciation/(depreciation)   $   9,363,899

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
COMMON STOCK--94.5%

AIRLINES--0.3%
  ExpressJet Holdings, Inc.*                             3,790   $       33,049
                                                                 ---------------

APPAREL--6.6%
  Jones Apparel Group, Inc.                              2,840           81,678
  Liz Claiborne, Inc.                                    2,770           96,618
  NIKE, Inc., Class B                                    1,040           88,712
  Pacific Sunwear of California*                         6,250          165,375
  Polo Ralph Lauren Corp.                                1,545           82,812
  Reebok International Ltd.                              2,840          163,527
  VF Corp.                                               1,415           80,160
                                                                 ---------------
                                                                        758,882
                                                                 ---------------

CHEMICALS - SPECIALTY--1.1%
  Ashland, Inc.                                          1,510           84,182
  Sigma-Aldrich Corp.                                      570           37,643
                                                                 ---------------
                                                                        121,825
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--2.1%
  Hewlett-Packard Co.                                    6,230          184,844
  Lexmark International, Inc.,
  Class A*                                               1,300           61,906
                                                                 ---------------
                                                                        246,750
                                                                 ---------------

COMPUTER SOFTWARE--1.7%
  Geac Computer Corp. Ltd.*                              3,690           39,557
  Microsoft Corp.                                        5,500          152,405
                                                                 ---------------
                                                                        191,962
                                                                 ---------------

CONSUMER NON-CYCLICAL--0.8%
  Blyth, Inc.                                            2,260           44,748
  National Presto Industries, Inc.                       1,060           47,223
                                                                 ---------------
                                                                         91,971
                                                                 ---------------

DISTRIBUTION--1.3%
  W.W. Grainger, Inc.                                    1,000           70,230
  Watsco, Inc.                                           1,340           84,085
                                                                 ---------------
                                                                        154,315
                                                                 ---------------

DIVERSIFIED OPERATION--0.7%
  Leggett & Platt, Inc.                                  1,840           43,203

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
DIVERSIFIED OPERATION--(CONTINUED)
  Tac Acquisition Corp.*                                 7,180   $       38,413
                                                                 ---------------
                                                                         81,616
                                                                 ---------------

ELECTRONIC COMPONENTS & INSTRUMENTS--0.6%
  Amphenol Corp., Class A                                1,045           43,650
  Bel Fuse, Inc., Class B                                  925           31,015
                                                                 ---------------
                                                                         74,665
                                                                 ---------------

FINANCE--0.7%
  CBRE Realty Finance, Inc. 144A*                        4,310           64,650
  Peoples Choice Financial Corp. 144A                    1,640           12,300
                                                                 ---------------
                                                                         76,950
                                                                 ---------------

FINANCIAL SERVICES--4.3%
  Ameriprise Financial, Inc.                             2,595          109,120
  Countrywide Financial Corp.                            2,834           98,652
  Fannie Mae                                             1,605           77,120
  Freddie Mac                                            3,445          215,140
                                                                 ---------------
                                                                        500,032
                                                                 ---------------

FOODS--0.5%
  Nestle S.A. - ADR                                        715           53,027
                                                                 ---------------

HEALTH & PERSONAL CARE--1.3%
  Johnson & Johnson                                      2,390          147,582
                                                                 ---------------

HEALTH CARE - DRUGS--3.7%
  Pfizer, Inc.                                          14,621          309,965
  Shire PLC - ADR                                        3,140          114,736
                                                                 ---------------
                                                                        424,701
                                                                 ---------------

HEALTH CARE - SERVICES--3.0%
  Laboratory Corp. of America Holdings*                    665           34,507
  Lincare Holdings, Inc.*                                2,390          102,602
  Renal Care Group, Inc.*                                4,505          211,510
                                                                 ---------------
                                                                        348,619
                                                                 ---------------

INSURANCE - LIFE--1.0%
  Scottish Re Group Ltd.                                 4,340          109,498
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
INSURANCE - OTHER--27.1%
  ACE Ltd.                                               7,965   $      442,057
  Alleghany Corp.*                                         627          184,457
  Allmerica Financial Corp.*                             2,900          115,855
  Ambac Financial Group, Inc.                              820           62,886
  American International Group, Inc.                     1,945          130,587
  Assurant, Inc.                                         2,715          119,786
  Assured Guaranty Ltd.                                  6,193          163,000
  Everest Re Group Ltd.                                    620           65,174
  IPC Holdings Ltd.                                      3,500          102,200
  Loews Corp.                                            4,455          430,264
  MBIA, Inc.                                             5,825          359,869
  Merchants Group, Inc.                                     95            2,805
  Millea Holdings, Inc. - ADR                              430           35,325
  National Atlantic Holdings Corp.,
     Class A*                                            2,570           26,625
  PartnerRe Ltd.                                         1,030           70,328
  Quanta Capital Holdings Ltd.*                         18,405           77,117
  Radian Group, Inc.                                     2,460          139,138
  Specialty Underwriters' Alliance,
     Inc.*                                               2,030           13,114
  St. Paul Travelers Companies, Inc.,
     (The)                                               2,395          111,439
  Torchmark Corp.                                        1,250           67,650
  Wesco Financial Corp.                                    270           96,930
  White Mountains Insurance Group Ltd.                     425          258,570
  Willis Group Holdings Ltd.                             1,435           53,511
                                                                 ---------------
                                                                      3,128,687
                                                                 ---------------

INTERNET SERVICES, INC.--1.1%
  IAC/InterActiveCorp*                                   4,580          126,454
                                                                 ---------------

LEISURE & LODGING--1.4%
  GTECH Holdings Corp.                                   5,445          166,617
                                                                 ---------------

MANUFACTURING--2.1%
  Lancaster Colony Corp.                                 1,655           64,545
  Makita Corp. - ADR                                     5,335          131,774
  Tyco International Ltd.                                1,465           41,782
                                                                 ---------------
                                                                        238,101
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
MARKETING--0.3%
  FTD Group, Inc.*                                       2,650   $       29,150
                                                                 ---------------

MEDIA & ENTERTAINMENT--1.4%
  4Kids Entertainment, Inc.*                             1,245           20,356
  Liberty Global, Inc., Class A*                         1,849           41,251
  Liberty Global, Inc., Class C*                         1,849           38,404
  Liberty Media Corp., Class A*                          8,249           63,352
                                                                 ---------------
                                                                        163,363
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--3.7%
  Becton, Dickinson and Co.                              2,090          121,701
  C.R. Bard, Inc.                                        1,160           75,249
  Guidant Corp.                                          3,075          189,666
  STERIS Corp.                                           1,685           42,327
                                                                 ---------------
                                                                        428,943
                                                                 ---------------

OIL & GAS - EXPLORATION--7.2%
  Anadarko Petroleum Corp.                               1,990          180,314
  Burlington Resources, Inc.                             1,700          122,825
  CNX Gas Corp. 144A*                                    1,315           27,286
  EOG Resources, Inc.                                    1,540          110,495
  Kerr-McGee Corp.                                         913           78,929
  Mariner Energy, Inc. 144A*                             1,875           33,750
  Occidental Petroleum Corp.                             2,540          201,422
  Quest Resource Corp.*                                  2,430           31,590
  Quest Resource Corp. 144A*                               323            4,199
  Rosetta Resources, Inc. 144A*                          2,035           36,630
                                                                 ---------------
                                                                        827,440
                                                                 ---------------

OIL & GAS - INTEGRATED MAJORS--3.8%
  Eni S.p.A. - ADR                                         790          107,132
  Marathon Oil Corp.                                     1,336           79,211
  Petroleo Brasileiro S.A. - ADR                         2,370          160,212
  Royal Dutch Shell PLC, Class A - ADR                   1,575           97,052
                                                                 ---------------
                                                                        443,607
                                                                 ---------------

REAL ESTATE--0.4%
  Consolidated-Tomoka Land Co.                             650           41,853
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--3.7%
  American Financial Realty Trust                       11,470          143,375
  Ashford Hospitality Trust                              2,615           27,902

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--(CONTINUED)
  DiamondRock Hospitality Co.                              225   $        2,700
  DiamondRock Hospitality Co. 144A                       2,070           24,840
  Fieldstone Investment Corp.                              290            3,248
  Fieldstone Investment Corp. 144A                       1,175           13,160
  Friedman, Billings, Ramsey Group, Inc.,
    Class A                                              3,460           36,814
  KKR Financial Corp.                                       90            2,138
  KKR Financial Corp. 144A                                 790           18,763
  Luminent Mortgage Capital, Inc.                        2,130           17,040
  Medical Properties Trust, Inc.                           245            2,239
  Medical Properties Trust, Inc. 144A                    2,225           20,337
  National Health Investors, Inc.                        2,305           63,733
  Saxon Capital, Inc.                                    1,260           15,120
  Taberna Realty Finance Trust 144A *                    2,970           36,828
                                                                 ---------------
                                                                        428,237
                                                                 ---------------

RETAIL - HARD GOODS--1.9%
  Claire's Stores, Inc.                                  4,755          135,660
  Home Depot, Inc., (The)                                  630           26,322
  Sherwin-Williams Co., (The)                            1,280           56,115
                                                                 ---------------
                                                                        218,097
                                                                 ---------------

SAVINGS & LOANS--0.6%
  Hudson City Bancorp, Inc.                              6,255           74,497
                                                                 ---------------

SERVICES - BUSINESS--2.3%
  Deluxe Corp.                                           1,955           63,401
  Dun & Bradstreet Corp., (The)*                         1,195           77,675
  John H. Harland Co.                                    3,370          127,386
                                                                 ---------------
                                                                        268,462
                                                                 ---------------

TELECOMMUNICATIONS--2.4%
  CenturyTel, Inc.                                       1,435           47,498
  Vodafone Group PLC - ADR                               5,830          125,637
  West Corp.*                                            2,610          103,539
                                                                 ---------------
                                                                        276,674
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--1.4%
  Motorola, Inc.                                         6,715          161,764
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

TOBACCO--2.3%
  Universal Corp.                                        1,420   $       57,340
  UST, Inc.                                              5,425          209,296
                                                                 ---------------
                                                                        266,636
                                                                 ---------------

TRAVEL SERVICES--0.5%
  Sabre Holdings Corp., Class A                          2,455           56,146
                                                                 ---------------

UTILITIES - ELECTRIC--1.2%
  Korea Electric Power Corp.
     (KEPCO) - ADR                                       8,345          140,530
                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $9,146,142)                                                  10,900,702
                                                                 ---------------
PREFERRED STOCK--1.0%

FOODS--0.1%
  Constellation Brands, Inc. 5.75% 09/01/06                315           11,182
                                                                 ---------------

INSURANCE - OTHER--0.7%
  Hartford Financial Services Group,
     Inc., (The) 7.00% 8/16/06                             260           20,517
  Scottish Re Group 5.875% 05/21/07                        390           11,197
  UnumProvident Corp. 8.25% 5/15/06                      1,230           51,660
                                                                 ---------------
                                                                         83,374
                                                                 ---------------

OFFICE EQUIPMENT & SUPPLIES--0.2%
  Xerox Corp. 6.25% 07/01/06                               150           18,105
                                                                 ---------------

TOTAL PREFERRED STOCK
    (Cost $89,582)                                                      112,661
                                                                 ---------------

                                                        PAR
                                                       (000)          VALUE
                                                   ------------  ---------------

INVESTMENT COMPANY--0.4%
  Apollo Investment Corp.                                2,115           40,122
  Morgan Stanley Asia-Pacific Fund,
     Inc.                                                  595            8,919
                                                                 ---------------

TOTAL INVESTMENT COMPANY
    (Cost $37,370)                                                       49,041
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

SHORT TERM INVESTMENTS--4.7%
  PNC Bank Money Market Deposit
     Account 4.03% 12/01/05                            542,800   $      542,800
                                                                 ---------------

TOTAL SHORT TERM INVESTMENTS
    (Cost $542,800)                                                     542,800
                                                                 ---------------

OPTIONS WRITTEN--(0.8%)
  GTECH Holdings Corp. Call
     Options Expire 01/21/06
     $23.50                                                (22)         (15,739)
  Guidant Corp. Call Options
     Expire 04/06/06 $55.00                                (11)          (9,130)
  Lexmark International, Inc.
     Call Options Expire
     01/21/06 $40.00                                       (13)         (12,017)
  MBIA, Inc. Call Options
     Expire 01/24/06 $50.00                                (10)         (12,500)
  Motorola, Inc. Call Options
     Expire 01/21/06 $15.00                                (32)         (29,760)
  Pacific Sunwear of
     California, Inc Call
     Options Expire 06/17/06 $22.50*                       (25)         (13,695)
                                                                 ---------------

TOTAL OPTIONS WRITTEN
  (Cost $(47,002))                                                      (92,841)
                                                                 ---------------

WARRANTS--0.1%
  Tac Acquisition Corp.*                                14,360            5,744

TOTAL WARRANTS
  (Cost $62)                                                              5,744
                                                                 ---------------

TOTAL INVESTMENTS--99.9%
  (COST $9,768,954)**                                                11,518,107
                                                                 ---------------

OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                                                      13,756
                                                                 ---------------

NET ASSETS--100.0%                                               $   11,531,863
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2005, these securities amounted to 2.54% of net assets.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                   $ 9,777,786

      Gross unrealized appreciation                    $ 2,146,843
      Gross unrealized depreciation                       (406,522)
                                                       ------------

      Net unrealized appreciation/(depreciation)       $ 1,740,321

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
COMMON STOCK--93.5%

AEROSPACE & DEFENSE--0.5%
  Hexcel Corp.*                                         16,200   $      269,406
                                                                 ---------------

AIRLINES--0.8%
  Republic Airways Holdings, Inc.*                      26,200          380,686
                                                                 ---------------

APPAREL--5.1%
  Lakeland Industries, Inc. #*                          35,750          708,923
  Maidenform Brands, Inc.*                              92,570        1,190,450
  Quiksilver, Inc.*                                     51,300          629,964
                                                                 ---------------
                                                                      2,529,337
                                                                 ---------------

BANKS - REGIONAL--10.5%
  AMCORE Financial, Inc.                                12,800          400,256
  Bank Mutual Corp.                                     55,000          581,900
  BankFinancial Corp.*                                  16,800          247,128
  BankUnited Financial Corp., Class A                   19,700          502,153
  Berkshire Hills Bancorp, Inc.                         13,050          425,299
  Commercial Capital Bancorp, Inc.                      22,600          376,968
  First Financial Bankshares, Inc.                      16,300          606,197
  Jefferson Bancshares, Inc.                            27,800          373,076
  Macatawa Bank Corp.                                   15,699          598,760
  PFF Bancorp, Inc.                                     18,900          577,395
  Synergy Financial Group, Inc.                         44,300          542,232
                                                                 ---------------
                                                                      5,231,364
                                                                 ---------------

BROADCASTING--1.0%
  Westwood One, Inc.                                    26,900          487,966
                                                                 ---------------

CHEMICALS - COMMODITY--4.6%
  Hercules, Inc.*                                       45,000          529,200
  Lubrizol Corp., (The)                                  7,000          295,470
  Methanex Corp.                                        45,300          793,656
  Rockwood Holdings, Inc.*                              21,900          399,456
  UAP Holding Corp.                                     14,300          271,414
                                                                 ---------------
                                                                      2,289,196
                                                                 ---------------

COMMERCIAL SERVICES--0.1%
  PeopleSupport, Inc.*                                   6,500           54,860
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
COMPUTER EQUIPMENT & SERVICES--1.8%
  Neoware Systems, Inc. #*                              25,300   $      553,311
  Tier Technologies, Inc., Class B*                     41,800          347,776
                                                                 ---------------
                                                                        901,087
                                                                 ---------------

COMPUTER SOFTWARE--0.4%
  Borland Software Corp.*                               30,600          185,742
                                                                 ---------------

CONSULTING SERVICES--4.4%
  BearingPoint, Inc.*                                   53,400          388,752
  First Consulting Group, Inc.*                        214,000        1,251,900
  FTI Consulting, Inc.*                                 19,900          564,364
                                                                 ---------------
                                                                      2,205,016
                                                                 ---------------

CONSUMER DURABLES--0.9%
  Applica, Inc.*                                       354,500          457,305
                                                                 ---------------

CONSUMER PRODUCTS--2.1%
  Flanders Corp. #*                                     52,503          532,380
  Libbey, Inc.                                          44,900          532,514
                                                                 ---------------
                                                                      1,064,894
                                                                 ---------------

DATA PROCESSING SERVICES--1.0%
  MoneyGram International, Inc.                         19,400          502,072
                                                                 ---------------

DIVERSIFIED OPERATION--0.6%
  Jacuzzi Brands, Inc.*                                 35,100          283,257
                                                                 ---------------

ELECTRONIC COMPONENTS & INSTRUMENTS--1.8%
  Pemstar, Inc. #*                                     272,420          375,940
  Tektronix, Inc.                                       10,600          271,254
  Vishay Intertechnology, Inc.*                         20,200          259,166
                                                                 ---------------
                                                                        906,360
                                                                 ---------------

FINANCIAL SERVICES--2.3%
  Ares Capital Corp.                                    34,039          527,264
  Gladstone Capital Corp. #                             15,000          351,900
  Technology Investment Capital Corp.                   15,700          239,896
                                                                 ---------------
                                                                      1,119,060
                                                                 ---------------

FOODS--1.4%
  Del Monte Foods Co.*                                  69,400          685,672
                                                                 ---------------

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
GAS UTILITIES--1.9%
  New Jersey Resources Corp.                             9,400   $      399,594
  UGI Corp.                                             10,700          235,400
  Vectren Corp.                                         12,200          331,230
                                                                 ---------------
                                                                        966,224
                                                                 ---------------

HEALTH CARE - DRUGS--1.7%
  K-V Pharmaceutical Co., Class A*                      18,100          358,380
  Valeant Pharmaceuticals International                 30,100          496,048
                                                                 ---------------
                                                                        854,428
                                                                 ---------------

HEALTH CARE - SERVICES--2.1%
  Apria Healthcare Group, Inc.*                          8,000          195,680
  Endocare, Inc.*                                        5,320           15,162
  LifePoint Hospitals, Inc.*                            17,000          646,850
  Odyssey HealthCare, Inc.*                              9,700          179,644
                                                                 ---------------
                                                                      1,037,336
                                                                 ---------------

HEALTH CARE - SUPPLIES--0.3%
  HealthTronics, Inc.*                                  17,300          126,982
                                                                 ---------------

INSURANCE - OTHER--5.4%
  Aspen Insurance Holdings Ltd.                         18,800          470,564
  Brooke Corp.                                          34,400          490,204
  Endurance Specialty Holdings Ltd.                     10,600          365,170
  IPC Holdings Ltd.                                     15,400          449,680
  Max Re Capital Ltd.                                   17,050          455,235
  National Interstate Corp.*                            22,400          408,576
  Platinum Underwriters Holdings Ltd.                    2,300           70,058
                                                                 ---------------
                                                                      2,709,487
                                                                 ---------------

INTERNET SERVICES--6.7%
  Packeteer, Inc.*                                      60,600          557,520
  SafeNet, Inc.*                                        30,700        1,091,385
  WatchGuard Technologies, Inc.*                       308,400        1,097,904
  webMethods, Inc.*                                     74,700          603,576
                                                                 ---------------
                                                                      3,350,385
                                                                 ---------------

MANUFACTURING--3.8%
  GrafTech International Ltd.*                         208,150        1,361,301

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
MANUFACTURING--(CONTINUED)
  Olin Corp.                                            28,400   $      546,700
                                                                 ---------------
                                                                      1,908,001
                                                                 ---------------

MEDIA & ENTERTAINMENT--1.4%
  New Frontier Media, Inc.*                            109,000          676,890
                                                                 ---------------

METALS & MINING--1.7%
  Apex Silver Mines Ltd.*                                6,460          108,657
  Coeur d'Alene Mines Corp.*                            52,700          227,137
  Uranium Resources, Inc.*                             828,550          497,130
                                                                 ---------------
                                                                        832,924
                                                                 ---------------

OIL & GAS  - EXPLORATION--3.1%
  Bronco Drilling Co., Inc.*                            24,510          600,495
  InterOil Corp. #*                                     10,500          195,300
  Rosetta Resources, Inc. 144A*                         27,100          487,800
  Warren Resources, Inc.*                               17,100          268,299
                                                                 ---------------
                                                                      1,551,894
                                                                 ---------------

OIL SERVICES--0.4%
  Newpark Resources, Inc.*                              29,010          212,643
                                                                 ---------------

PAPER FOREST PRODUCTS & PACKAGING--0.9%
  Schweitzer-Mauduit International, Inc.                19,610          466,914
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--5.6%
  Banta Corp.                                            8,000          404,000
  MDC Partners, Inc.*                                  354,440        2,002,586
  Princeton Review, Inc., (The)*                        69,000          369,150
                                                                 ---------------
                                                                      2,775,736
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--6.6%
  Colonial Properties Trust                             12,500          549,125
  Deerfield Triarc Captial Corp.                        35,700          507,297
  Education Realty Trust, Inc.                          23,500          293,515
  Federal Realty Investment Trust                        8,780          552,964
  KKR Financial Corp.                                   16,800          399,000
  MFA Mortgage Investments, Inc.                        31,320          191,052
  New Century Financial Corp.                            6,600          238,722
  Newcastle Investment Corp.                            20,400          553,452
                                                                 ---------------
                                                                      3,285,127
                                                                 ---------------

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.5%
  Brooks Automation, Inc.*                              19,000   $      244,340
                                                                 ---------------

SERVICES - BUSINESS--2.0%
  Fortress America Acquisition Corp.*                   37,000          222,000
  Marlin Business Services, Inc.*                       33,900          769,869
                                                                 ---------------
                                                                        991,869
                                                                 ---------------

SOFTWARE & SERVICES--0.7%
  SYNNEX Corp.*                                         21,600          338,040
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--2.1%
  Axesstel, Inc.*                                      272,700          539,946
  Plantronics, Inc.                                     18,800          519,256
                                                                 ---------------
                                                                      1,059,202
                                                                 ---------------

TRANSPORT - SERVICES--1.6%
  Excel Maritime Carriers Ltd. #*                       18,600          246,450
  OMI Corp. #                                           27,600          535,440
                                                                 ---------------
                                                                        781,890
                                                                 ---------------

TRANSPORTATION - SHIPPING--2.6%
  Overseas Shipholding Group, Inc.                      10,200          519,792
  Seaspan Corp.                                         17,800          344,964
  StealthGas, Inc.*                                     36,840          433,975
                                                                 ---------------
                                                                      1,298,731
                                                                 ---------------

TRUCKING--0.7%
  Marten Transport Ltd.*                                13,440          358,714
                                                                 ---------------

UTILITIES - ELECTRIC--2.4%
  El Paso Electric Co.*                                 25,800          558,054
  Great Plains Energy, Inc.                             11,200          325,472
  Hawaiian Electric Industries, Inc. #                  12,400          327,856
                                                                 ---------------
                                                                      1,211,382
                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $43,643,348)                                                 46,592,419
                                                                 ---------------

INVESTMENT COMPANY--0.6%

DIVERSIFIED OPERATION--0.6%
  Gladstone Investment Corp.                            21,500          300,785
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
TOTAL INVESTMENT COMPANY
  (Cost $322,644)                                                       300,785
                                                                 ---------------
RIGHTS/WARRANTS--0.5%

TRANSPORT - SERVICES--0.5%
  Navios Maritime Holdings, Inc.
    $5.00 expire 12/9/08*                              308,950   $      250,250
                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                             250,250
                                                                 ---------------
SHORT TERM INVESTMENTS--3.8%

  Dreyfus Gov't Cash Mgmt. Fund
    3.848% 12/01/05                                  1,913,005        1,913,005
                                                                 ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,913,005)                                                   1,913,005
                                                                 ---------------
TOTAL INVESTMENTS--98.4%
  (COST $45,878,997)**                                               49,056,459
                                                                 ---------------
OTHER ASSETS IN EXCESS
  OF LIABILITIES--1.6%                                                  800,607
                                                                 ---------------
NET ASSETS--100.0%                                               $   49,857,066
                                                                 ===============

*     -- Non-income producing.

#     Portion of security out on loan.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2005, these securities amounted to 1.0% of net assets.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $ 46,855,857

      Gross unrealized appreciation                $  5,548,703
      Gross unrealized depreciation                  (3,348,101)
                                                   ------------

      Net unrealized appreciation/(depreciation)   $  2,200,602

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                        ROBECO WPG LARGE CAP GROWTH FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
COMMON STOCK--99.1%

AEROSPACE/DEFENSE--1.6%
  General Dynamics Corp.                                 2,900   $      331,470
                                                                 ---------------

BIOTECHNOLOGY--1.1%
  Genentech, Inc.*                                       2,300          219,926
                                                                 ---------------

BUILDING & CONSTRUCTION--0.9%
  Toll Brothers, Inc.*                                   5,400          185,760
                                                                 ---------------

CHEMICALS - COMMODITY--1.1%
  Dow Chemical Co., (The)                                5,300          239,825
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--11.9%
  Allstate Corp., (The)                                  5,000          280,500
  Apple Computer, Inc.*                                  7,100          481,522
  BMC Software, Inc.*                                   15,800          323,742
  Global Payments, Inc.                                  6,800          297,704
  Hewlett-Packard Co.                                   22,500          667,575
  International Business Machines Corp.                  4,800          426,720
                                                                 ---------------
                                                                      2,477,763
                                                                 ---------------

CONSUMER CYCLICAL SERVICES--8.5%
  Black & Decker Corp., (The)                            3,000          263,430
  Coach, Inc.*                                          15,400          530,222
  Home Depot, Inc., (The)                               18,600          777,108
  Wal Mart Stores, Inc.                                  4,200          203,952
                                                                 ---------------
                                                                      1,774,712
                                                                 ---------------

CONSUMER NON-CYCLICAL--3.4%
  Colgate-Palmolive Co.                                  4,500          245,340
  Pepsi Bottling Group, Inc., (The)                      9,000          265,500
  Procter & Gamble Co., (The)                            3,277          187,411
                                                                 ---------------
                                                                        698,251
                                                                 ---------------

ENERGY--0.7%
  TXU Corp.                                              1,400          143,682
                                                                 ---------------

FINANCIAL SERVICES--8.4%
  American Express Co.                                   9,000          462,780
  Ameriprise Financial, Inc.                             1,660           69,803
  Capital One Financial Corp.                            4,700          390,382
  General Electric Co.                                  10,300          367,916

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

FINANCIAL SERVICES--(CONTINUED)
  Genworth Financial, Inc., Class A                      4,900   $      168,805
  Legg Mason, Inc.                                       2,300          282,095
                                                                 ---------------
                                                                      1,741,781
                                                                 ---------------

FOODS--5.6%
  Altria Group, Inc.                                     2,900          211,091
  Hershey Co., (The)                                     7,800          422,916
  PepsiCo, Inc.                                          8,900          526,880
                                                                 ---------------
                                                                      1,160,887
                                                                 ---------------

HEALTH CARE - SERVICES--5.1%
  Aetna, Inc.                                            3,530          326,490
  Amgen, Inc.*                                           6,600          534,138
  McKesson Corp.                                         4,000          201,200
                                                                 ---------------
                                                                      1,061,828
                                                                 ---------------

HEALTHCARE FACILITIES/SUPPLIES--11.0%
  Alcon, Inc.                                            1,400          196,280
  GlaxoSmithKline PLC - ADR                             10,800          535,356
  Hospira, Inc.*                                         6,000          264,900
  IMS Health, Inc.                                      10,700          261,615
  Johnson & Johnson                                      4,600          284,050
  Kinetic Concepts, Inc.*                                5,300          206,435
  UnitedHealth Group, Inc.                               9,200          550,712
                                                                 ---------------
                                                                      2,299,348
                                                                 ---------------

INSURANCE - OTHER--1.0%
  St. Paul Travelers Companies, Inc., (The)              4,300          200,079
                                                                 ---------------

INTERNET SOFTWARE--1.9%
  Google, Inc., Class A*                                   300          121,497
  Novell, Inc.*                                         34,700          269,966
                                                                 ---------------
                                                                        391,463
                                                                 ---------------

MANUFACTURING--4.0%
  American Standard Companies, Inc.                     11,200          426,496
  McGraw-Hill Companies, Inc., (The)                     7,700          408,485
                                                                 ---------------
                                                                        834,981
                                                                 ---------------

                             ROBECO INVESTMENT FUNDS
                        ROBECO WPG LARGE CAP GROWTH FUND
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

MEDIA & ENTERTAINMENT--1.7%
  Viacom, Inc., Class B  (Non Voting Shares)            10,900   $      364,060
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--1.9%
  AstraZeneca PLC - ADR                                  4,700          216,435
  Techne Corp.*                                          3,300          182,358
                                                                 ---------------
                                                                        398,793
                                                                 ---------------

METALS--2.1%
  Phelps Dodge Corp.                                     3,200          434,144
                                                                 ---------------

OIL & GAS - EXPLORATION--1.9%
  Canadian Natural Resources Ltd.                        8,500          385,985
                                                                 ---------------

OIL & GAS - REFINING & MARKETING--1.2%
  Marathon Oil Corp.                                     4,200          249,018
                                                                 ---------------

RESTAURANTS--1.4%
  Yum! Brands, Inc.                                      6,100          297,619
                                                                 ---------------

RETAIL--3.0%
  Advance Auto Parts, Inc.*                              4,050          171,477
  J.C. Penney Company, Inc.                              8,800          461,736
                                                                 ---------------
                                                                        633,213
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.8%
  Advanced Micro Devices, Inc.*                         10,900          285,362
  Intel Corp.                                           23,100          616,308
  Intersil Corp., Class A                               11,900          305,235
                                                                 ---------------
                                                                      1,206,905
                                                                 ---------------

SERVICES - BUSINESS--1.0%
  Waters Corp.*                                          5,500          215,765
                                                                 ---------------

TECHNOLOGY--8.0%
  Harris Corp.                                           4,000          178,320
  Microsoft Corp.                                       24,900          689,979
  Motorola, Inc.                                        19,100          460,119
  Seagate Technology*                                   17,300          327,316
                                                                 ---------------
                                                                      1,655,734
                                                                 ---------------

TELECOMMUNICATIONS--0.6%
  NII Holdings, Inc.*                                    2,800          121,660
                                                                 ---------------

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------

TELECOMMUNICATIONS EQUIPMENT--1.3%
  Nokia OyJ                                             15,700   $      268,156
                                                                 ---------------

TRANSPORTATION - SHIPPING--3.0%
  Burlington Northern Santa Fe Corp.                     5,700          377,226
  Ryder System, Inc.                                     5,900          250,337
                                                                 ---------------
                                                                        627,563
                                                                 ---------------

TOTAL COMMON STOCK
    (Cost $17,645,300)                                               20,620,371
                                                                 ---------------

EXCHANGE TRADED FUNDS --0.6%
  iShares Russell 1000 Growth Index Fund                 2,300          118,289
                                                                 ---------------

TOTAL EXCHANGE TRADED FUNDS
    (Cost $115,694)                                                     118,289
                                                                 ---------------
TOTAL INVESTMENTS--99.7%
    (COST $17,760,994)**                                             20,738,660
                                                                 ---------------
OTHER ASSETS IN EXCESS OF
    LIABILITIES--0.3%                                                    62,323
                                                                 ---------------
NET ASSETS--100.0%                                               $   20,800,983
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $  17,828,259

      Gross unrealized appreciation                $   3,325,765
      Gross unrealized depreciation                     (415,364)
                                                   --------------

      Net unrealized appreciation/(depreciation)   $   2,910,401

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------
GOVERNMENT AGENCIES--67.6%

FEDERAL HOME LOAN MORTGAGE CORP.--12.4%

      3.350% 04/01/08                  Aaa/AAA            570     $     552,910

      3.500% 04/01/08                  Aaa/AAA          1,330         1,294,480

      4.125% 09/01/09                  Aaa/AAA            635           620,810

      4.375% 03/17/10                  Aaa/AAA          4,525         4,458,695

      4.125% 10/18/10                  Aaa/AAA          5,835         5,659,810

      6.500% 12/01/14                  Aaa/AAA            545           561,503

      4.375% 07/17/15                  Aaa/AAA          3,650         3,501,737

      5.500% 09/01/19                  Aaa/AAA          2,756         2,768,369

      7.500% 02/01/31                  Aaa/AAA             52            54,686

      7.500% 02/01/31                  Aaa/AAA             28            29,769

      7.500% 02/01/31                  Aaa/AAA             19            20,366
                                                                  --------------
                                                                     19,523,135
                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--54.6%

      3.90% 12/13/05 (e)               Aaa/AAA         32,213        32,171,738

      2.250% 05/17/06                  Aaa/AAA            520           514,892

      3.250% 08/15/08                  Aaa/AAA            700           674,633

      9.000% 11/01/10                  Aaa/AAA             70            75,680

      4.500% 12/15/20 (c)              Aaa/AAA          6,105         5,900,861

      5.000% 12/01/20 (c)              Aaa/AAA          5,195         5,117,075

      5.500% 12/01/20 (c)              Aaa/AAA          2,490         2,500,114

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--(CONTINUED)

      5.500% 07/01/34(d)               Aaa/AAA          4,448     $   4,382,359

      5.000% 12/01/35 (c)              Aaa/AAA         10,860        10,445,962

      5.500% 12/01/35 (c)              Aaa/AAA          9,610         9,462,852

      6.000% 12/01/35 (c)              Aaa/AAA          9,910         9,965,744

      6.500% 12/01/35 (c)              Aaa/AAA          4,740         4,852,575
                                                                  --------------
                                                                     86,064,485
                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.6%

      7.500% 09/15/07                  Aaa/AAA             71            71,064

      6.500% 02/15/24                  Aaa/AAA            241           250,359

      6.500% 04/15/24                  Aaa/AAA            135           139,931

      6.500% 10/15/24                  Aaa/AAA            432           448,662
                                                                  --------------
                                                                        910,016
                                                                  --------------

TOTAL GOVERNMENT AGENCIES
   (Cost $106,467,934)                                              106,497,636
                                                                  --------------

ASSET BACKED SECURITIES--21.0%

BANKS - MAJOR--0.4%
   First Union-Lehman Brothers-
      Bank Of America Series
      1998-C2  Class A2
      6.560% 11/18/35                  Aaa/AAA            598           614,845
                                                                  --------------

CREDIT CARDS--2.4%
   Citibank Credit Card Issuance
      Trust Series  2003-A11
      Class A11 4.200% 10/15/09(d)     Aaa/AAA          1,200         1,200,650

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

CREDIT CARDS--(CONTINUED)
   Citibank Credit Card Issuance
      Trust Series 2003-A3 Class
      A3 3.100% 03/10/10(d)            Aaa/AAA          1,750     $   1,685,642
   Citibank Credit Card Issuance
      Trust Series 2003-A6
      Class A6 2.900% 05/17/10(d)      Aaa/AAA          1,000           956,719
                                                                  --------------
                                                                      3,843,011
                                                                  --------------

FINANCE--3.0%
   Banc of America Funding Corp.
      Series 2005-E Class 4A1
      4.105% 03/20/35(d)               Aaa/AAA          2,043         1,996,330
   BMW Vehicle Owner Trust Series
      2003-A Class A4
      2.530% 02/25/08(d)               Aaa/AAA            493           488,118
   Saxon Asset Securities Trust
      Series 2005-3 Class A2A
      4.311% 11/25/35(a)               Aaa/AAA          1,402         1,401,500
   Specialty Underwriting &
      Residential Finance Series
      2005-AB2 Class A1A
      4.301% 06/25/36(a)               Aaa/AAA            816           815,635
                                                                  --------------
                                                                      4,701,583
                                                                  --------------

MORTGAGE BACKED SECURITIES--15.2%
   Aames Mortgage Investment Trust
      4.311% 10/25/35                  Aaa/AAA          1,727         1,727,079
   AEGIS 2005-4
      4.301% 10/25/35(a)               Aaa/AAA            767           766,948

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
   American Home Mortgage
      Investment Trust Series
      2005-3 Class 2A1
      4.371% 09/25/35(a)               Aaa/AAA          1,503     $   1,489,241
   Citigroup/Deutsche Bank
      Commercial Mortgage Series
      2005-CD1 Class A4
      5.225% 09/15/20                 Aaae/AAA          1,500         1,501,174
   Commerical Mortgage Asset
      Trust Series 1999-C2
      Class A2
      7.546% 11/17/32                  Aaa/AAA            325           350,115
   GE-WMC Mortgage Securities
      Series 2005-1 Class A2A
      4.311% 11/25/35(a)               Aaa/AAA          1,254         1,254,286
   Greenpoint Mortgage Funding
      Trust Series 2005-HE4
      Class 2A1C
      4.301% 07/25/30(a)               Aaa/AAA          1,401         1,401,320
   Greenwich Capital Commercial
      Funding Corp. Series
      2005-GG5 Class A5
      5.224% 04/10/37                  Aaa/AAA            400           397,643
   Gsamp Trust 2005-HE4 Class A2A
      4.311% 07/25/45(a)               Aaa/AAA            678           678,358
   JP Morgan Mortgage Acquisition
      Corp. Series 2005-WMC1
      Class A2
      4.311% 09/25/35(a)               Aaa/AAA          1,221         1,221,098

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
   JP Morgan Mortgage Trust
      Series 2004-S2 Class 4A5
      6.000% 11/25/34(f)               Aaa/AAA          1,547     $   1,550,704
   Long Beach Mortgage Loan Trust
      Series 2005-3 Class 2A1
      4.311% 09/25/35(a)               Aaa/AAA          1,268         1,268,389
   Morgan Stanley Capital Series
      2005-HQ7 Class A4
      5.205% 11/14/42                  Aaa/AAA          1,590         1,589,515
   Novastar Home Equity Loan
      Series 2005-3 Class A2A
      4.321% 01/25/36(a)               Aaa/AAA          1,617         1,616,900
   Residential Asset Mortgage
      Products, Inc. Series
      2005-EFC4 Class A1
      4.301% 09/25/35(a)               Aaa/AAA          1,165         1,165,003
   USAA Auto Owner Trust Series
      2005-3 Class A3
      4.550% 02/16/10(d)               Aaa/AAA          1,100         1,095,353
   Wachovia Bank Commerical
      Mortgage Trust Series
      2005-C21 Class A1
      5.058% 10/15/44                  Aaa/AAA            640           640,678
   Washington Mutual Series
      2005-AR12 Class 1A8
      4.844% 10/25/35(d) (f)           Aaa/AAA          1,703         1,679,113

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
   Wells Fargo Mortgage Backed
      Securities Trust Series
      2005-AR16 Class 6A3
      5.001% 10/25/35                  Aaa/AAA          2,613     $   2,589,957
                                                                  --------------
                                                                     23,982,874
                                                                  --------------

TOTAL ASSET BACKED SECURITIES
   (Cost $33,389,164)                                                33,142,313
                                                                  --------------

CORPORATE BONDS--11.8%

ALCOHOL--0.1%
   Diageo Capital PLC
      3.375% 03/20/08                   A3/A-              95            91,801
                                                                  --------------

BANKING--3.6%
   Bank of America Corp.
      5.875% 02/15/09                  Aa2/AA-          1,625         1,669,221
   Barclays Bank PLC
      6.278% 12/15/49(d) (a)           Aa3/A+           1,065         1,031,490
   Credit Suisse First Boston
      USA, Inc.
      6.125% 11/15/11                  Aa3/A+             515           540,259
   Credit Suisse First Boston
      USA, Inc.
      5.125% 08/15/15                  Aa3/A+             730           715,516
   HBOS PLC
      6.413% 10/01/35(d) (b) (a)       A1e/A              300           293,409
   JP Morgan Chase & Co.
      7.000% 11/15/09                   A1/A              465           498,152
   RBS Capital Trust I
      4.709% 12/29/49(a) (d)            A1/A              570           538,042
   Skandinaviska Enskilda
      5.471% 03/29/49(a) (b) (d)        A2/BBB+           330           324,653
                                                                  --------------
                                                                      5,610,742
                                                                  --------------

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

CHEMICALS - SPECIALTY--0.4%
   Methanex Corp. Senior Note
      6.000% 08/15/15                  Ba1/BBB-           690     $     665,489
                                                                  --------------

COMMUNICATIONS & MEDIA--0.3%
   Comcast Corp.
      6.500% 11/15/35                 Baa2/ BBB+          550           553,453
                                                                  --------------

FINANCE--2.3%
   AMBAC Financial Group, Inc.
      5.950% 12/05/35                  Aa2/AA             340           339,857
   American General Finance
      4.875% 05/15/10                   A1/A+             660           652,874
   Ameriprise Financial, Inc.
      5.650% 11/15/15                   A3/A-             280           282,578
   Bear Stearns Co., Inc.
      5.300% 10/30/15                   A1/A              265           262,590
   Countrywide Home Loan
      2.875% 02/15/07                   A3/A              125           121,991
   Ford Motor Credit Co.
      8.625% 11/01/10                 Baa3/BB+            680           650,472
   HSBC Financial Capital Trust IX
      5.911% 11/30/35(a) (d)           A2e/BBB+           700           698,820
   Morgan Stanley
      5.375% 10/15/15                  Aa3/A+             605           600,697
                                                                  --------------
                                                                      3,609,879
                                                                  --------------

HOME BUILDERS--0.4%
   Pulte Homes, Inc.
      6.375% 05/15/33                 Baa3/BBB-           265           242,263
   Pulte Homes, Inc.
      6.000% 02/15/35                 Baa3/BBB-           505           439,675
                                                                  --------------
                                                                        681,938
                                                                  --------------

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

INSURANCE - OTHER--0.2%
   Liberty Mutual Group
      7.000% 03/15/34                 Baa3/BBB            350     $     353,404
                                                                  --------------
METALS--1.2%
   Noranda, Inc.
      6.200% 06/15/35                 Baa3/BBB-         1,200         1,133,186
   Teck Cominco Ltd.
      6.125% 10/01/35                 Baa2/BBB            775           743,523
                                                                  --------------
                                                                      1,876,709
                                                                  --------------

OIL & GAS - EXPLORATION--0.2%
   Pemex Project Funding Master
      Trust
      6.625% 06/15/35(b)              Baa1/BBB            270           264,600
                                                                  --------------

REAL ESTATE--0.4%
   First Industrial LP
      7.600% 07/15/28                 Baa2/BBB            550           618,108
                                                                  --------------

REAL ESTATE INVESTMENT TRUST (REIT)--0.5%
   Brandywine Operating
      Partnership
      4.500% 11/01/09                 Baa3/BBB-           525           506,541
   Prologis
      5.625% 11/15/15(b)              Baa1/BBB+           290           288,604
                                                                  --------------
                                                                        795,145
                                                                  --------------

REINSURANCE--0.3%
   Aspen Insurance Holdings Ltd.
      6.000% 08/15/14                 Baa2/BBB+           185           182,270
   Axis Capital Holdings Ltd.
      5.750% 12/01/14                 Baa1/BBB+           240           238,372
                                                                  --------------
                                                                        420,642
                                                                  --------------

SPECIAL PURPOSE ENTITY--1.3%
   Comcast Corp.
      5.650% 06/15/35                 Baa2/BBB            400           361,779
   Glencore Funding LLC
      6.000% 04/15/14(b)              Baa3/BBB-           295           274,687
   News America Holdings
      7.750% 12/01/45                 Baa2/BBB            560           643,212

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

SPECIAL PURPOSE ENTITY--(CONTINUED)
   Weyerhauser Co., Senior
      Debentures
      7.375% 03/15/32                 Baa2/BBB            740     $     795,200
                                                                  --------------
                                                                      2,074,878
                                                                  --------------

TELEPHONE - INTEGRATED--0.6%
   GTE Corp.
      6.940% 04/15/28                   A3/A+             685           718,373
   Verizon Virginia, Inc.
      4.625% 03/15/13                   A1/A+             200           186,215
                                                                  --------------
                                                                        904,588
                                                                  --------------
TOTAL CORPORATE BONDS
   (Cost $18,998,496)                                                18,521,376
                                                                  --------------

U.S. TREASURY OBLIGATIONS--28.6%

U.S. TREASURY BONDS--1.8%

      5.375% 02/15/31#                 Aaa/AAA          2,660         2,922,675
                                                                  --------------

U.S. TREASURY NOTES--26.8%

      2.875% 11/30/06                  Aaa/AAA            615           605,583

      4.000% 08/31/07#                 Aaa/AAA          2,545         2,526,908

      2.625% 05/15/08#                 Aaa/AAA          7,385         7,081,809

      3.750% 05/15/08#                 Aaa/AAA         11,525        11,348,979

      3.375% 11/15/08                  Aaa/AAA          1,350         1,311,663

      3.375% 12/15/08                  Aaa/AAA          2,975         2,888,305

      3.125% 04/15/09                  Aaa/AAA          2,205         2,116,370

      3.375% 10/15/09#                 Aaa/AAA          1,070         1,030,419

      4.875% 02/15/12                  Aaa/AAA            835           852,776

      4.000% 02/15/15                  Aaa/AAA          8,090         7,765,453

      4.125% 05/15/15#                 Aaa/AAA          2,105         2,037,903

                                     MOODY'S/S&P    PAR (000'S)       VALUE
                                    -------------   -----------   --------------

U.S. TREASURY NOTES--(CONTINUED)

      4.250% 08/15/15#                Aaa /AAA          1,485     $   1,451,472

      4.500% 11/15/15                 Aaa /AAA          1,180         1,180,184
                                                                  --------------
                                                                     42,197,824
                                                                  --------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $45,612,336)                                                45,120,499
                                                                  --------------

                                     MOODY'S/S&P       SHARES          VALUE
                                    -------------   -----------   --------------
SHORT TERM INVESTMENTS--2.4%

FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
   2.125% 06/05/06 (d)                              1,455,000         1,437,214
                                                                  --------------

SHORT-TERM INVESTMENTS--1.5%
   Dreyfus Government Cash Management
      3.848% 12/01/05                                   2,415         2,414,769
                                                                  --------------

TOTAL SHORT TERM INVESTMENTS
   (Cost $3,866,698)                                                  3,851,983
                                                                  --------------
TOTAL INVESTMENTS--131.4%
   (COST $208,334,628)*                                             207,133,807
                                                                  --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(31.4)%                                                  (49,463,058)
                                                                  --------------
NET ASSETS--100.0%                                                $ 157,670,749
                                                                  ==============

#     Portion of security out on loan.

(a)   Adjustable rate security.

(b) Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2005, these securities amounted to 0.83% of net assets

(c)   When issued security.

(d)   Callable security.

(e)   The rate shown is the effective yield at purchase date

(f)   Fitch rating.

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Concluded)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $  208,853,211

      Gross unrealized appreciation                $      329,513
      Gross unrealized depreciation                    (2,048,917)
                                                   ---------------

      Net unrealized appreciation/(depreciation)   $   (1,719,404)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------  ---------------
DOMESTIC COMMON STOCKS -- 96.3%
AEROSPACE & DEFENSE -- 7.1%
AAR Corp.*                                              61,950   $    1,297,233
BE Aerospace, Inc.*                                    113,625        1,990,710
CAE, Inc.                                               87,400          613,548
                                                                 ---------------
                                                                      3,901,491
                                                                 ---------------

AGRICULTURAL CHEMICALS -- 0.6%
Mosaic Co., (The)*                                      23,050          312,097
                                                                 ---------------

AGRICULTURE -- 1.1%
Corn Products International, Inc.                       26,925          599,081
                                                                 ---------------

AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC --
  1.4%
Triumph Group, Inc.*                                    20,900          793,155
                                                                 ---------------

AIRLINES -- 2.0%
AirTran Holdings, Inc.*                                 75,175        1,129,128
                                                                 ---------------

AUTOMOBILE PARTS & EQUIPMENT -- 1.4%
Exide Technologies*                                     11,050           39,890
Visteon Corp.*                                         112,075          757,627
                                                                 ---------------
                                                                        797,517
                                                                 ---------------

BANKS -- 0.7%
W. Holding Co., Inc                                     45,625          376,406
                                                                 ---------------

BROADCASTING & CABLE TELEVISION -- 1.2%
TV Azteca,  S.A. de C.V. - ADR                       1,071,200          678,023
                                                                 ---------------

CHEMICALS -- 0.2%
PolyOne Corp.*                                           4,475           25,821
Westlake Chemical Corp.                                  2,725           76,354
                                                                 ---------------
                                                                        102,175
                                                                 ---------------

CHEMICALS & PLASTIC -- 1.2%
A. Schulman, Inc.                                       24,950          521,205
Spartech Corp.                                           6,200          131,502
                                                                 ---------------
                                                                        652,707
                                                                 ---------------

CHEMICALS - SPECIALTY -- 1.2%
Cytec Industries, Inc.                                  14,050          636,324
Ferro Corp.                                              2,600           49,140
                                                                 ---------------
                                                                        685,464
                                                                 ---------------

COMMERCIAL SERVICES -- 0.7%
Convergys Corp.*                                        24,275          402,965
                                                                 ---------------

COMPUTER COMPONENTS -- 2.8%
Lexar Media, Inc.*                                      98,450          839,778
Silicon Storage Technology, Inc.*                      123,650          681,312
                                                                 ---------------
                                                                      1,521,090
                                                                 ---------------

COMPUTER NETWORKING PRODUCTS -- 0.7%
3Com Corp.*                                             99,600          360,552
                                                                 ---------------

COMPUTER SOFTWARE -- 2.1%
Insight Enterprises, Inc.*                              26,550          553,036
NetIQ Corp.*                                            10,275          122,786

                                                      SHARES          VALUE
                                                   ------------  ---------------
COMPUTER SOFTWARE (CONTINUED)
Synnex Corp.*                                            8,950   $      140,068
Take-Two Interactive Software, Inc.                     17,350          316,638
                                                                 ---------------
                                                                      1,132,528
                                                                 ---------------

CONSTRUCTION -- 0.9%
Drew Industries, Inc.                                    6,500          195,780
Infrasource Services, Inc.*                             27,725          325,214
                                                                 ---------------
                                                                        520,994
                                                                 ---------------

DIVERSIFIED -- 1.9%
Acuity Brands, Inc.                                     17,100          531,639
Viad Corp.                                              17,025          518,411
                                                                 ---------------
                                                                      1,050,050
                                                                 ---------------
DRUGS & MEDICAL PRODUCTS -- 0.4%
Par Pharmaceutical Cos., Inc.*                           9,250          246,142
                                                                 ---------------

ELECTRICAL EQUIPMENT -- 5.1%
EMCOR Group, Inc.*                                      20,725        1,466,294
GameStop Corp., Class A*                                 9,150          307,806
General Cable Corp.*                                    54,075          981,461
GrafTech International, Ltd.*                            7,225           47,251
                                                                 ---------------
                                                                      2,802,812
                                                                 ---------------

ELECTRICAL WORK -- 0.3%
Integrated Electrical Services, Inc.*                  262,030          144,116
                                                                 ---------------

ELECTRONICS -- 0.9%
Curtiss-Wright Corp.                                     7,575          443,895
Orbotech, Ltd.*                                          1,600           37,104
ProQuest Company*                                        1,350           37,732
                                                                 ---------------
                                                                        518,731
                                                                 ---------------

ENERGY & UTILITIES -- 2.3%
Reliant Energy, Inc.*                                  136,450        1,249,882
                                                                 ---------------

FARM MACHINERY & EQUIPMENT -- 1.1%
AGCO Corp.*                                             34,950          591,704
                                                                 ---------------

FERTILIZERS -- 0.7%
LESCO, Inc.*                                            23,900          378,815
                                                                 ---------------

FINANCE-DIVERSIFIED -- 0.4%
Doral Financial Corp.                                   19,425          196,193
                                                                 ---------------

FOOD -- 0.1%
TreeHouse Foods, Inc.*                                   4,100           80,852
                                                                 ---------------

FOOD DISTRIBUTION WHOLESALERS -- 0.1%
Performance Food Group Co.*                              1,100           31,240
                                                                 ---------------

FOOTWEAR -- 0.7%
Barry (R.G) Corp.*                                      60,150          369,923
                                                                 ---------------

HOME FURNISHINGS -- 0.3%
La-Z-Boy, Inc.                                          11,850          158,435
                                                                 ---------------

HOTELS & RESTAURANTS -- 1.0%
Interstate Hotels & Resorts, Inc.*                      74,075          335,560

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------  ---------------
HOTELS & RESTAURANTS (CONTINUED)
Orient-Express Hotels Ltd., Class A                      6,825   $      215,124
                                                                 ---------------
                                                                        550,684
                                                                 ---------------

INSURANCE -- 2.6%
Assured Guaranty, Ltd.                                   8,350          219,772
Platinum Underwriters Holdings Ltd.                     14,100          429,486
Platinum Underwriters Holdings Ltd.                      1,150           35,029
ProAssurance Corp.*                                     15,631          778,111
                                                                 ---------------
                                                                      1,462,398
                                                                 ---------------

LEISURE & ENTERTAINMENT -- 1.1%
Intrawest Corp.                                         21,175          590,359
                                                                 ---------------

MACHINERY -- 1.3%
Terex Corp.*                                            11,325          697,847
                                                                 ---------------

MANUFACTURED HOUSING -- 4.0%
Champion Enterprises, Inc.*                             80,375        1,163,026
Fleetwood Enterprises, Inc.*                            93,500        1,066,835
                                                                 ---------------
                                                                      2,229,861
                                                                 ---------------

MANUFACTURING -- 4.3%
Griffon Corp.*                                          13,650          332,514
Jacuzzi Brands, Inc.*                                   12,600          101,682
Navistar International Corp.*                           24,625          698,611
York International Corp.                                21,900        1,232,751
                                                                 ---------------
                                                                      2,365,558
                                                                 ---------------

METALS & MINING -- 0.8%
Brush Engineered Materials, Inc.*                       27,100          430,619
                                                                 ---------------

OFFICE FURNISHINGS -- 1.6%
Interface, Inc., Class A*                              103,695          863,779
                                                                 ---------------

OIL & GAS EXPLORATION -- 0.2%
Aquila, Inc.*                                           27,600           97,980
                                                                 ---------------

OIL & GAS FIELD SERVICES -- 0.4%
Willbros Group, Inc.*                                   14,525          220,635
                                                                 ---------------

PAPER & ALLIED PRODUCTS -- 0.5%
Schweitzer-Mauduit International, Inc.                  11,300          269,053
                                                                 ---------------

PAPER & FORESTRY PRODUCTS -- 2.0%
Longview Fibre Co.                                      25,900          550,634
Neenah Paper, Inc.                                      19,425          545,066
                                                                 ---------------
                                                                      1,095,700
                                                                 ---------------

PIPES LINES (NO NAT. GAS) -- 1.2%
Hudson Highland Group, Inc.*                            25,400          641,350
                                                                 ---------------

REAL ESTATE -- 5.0%
American Real Estate Partners, L.P.                     12,000          394,800
Jones Lang LaSalle, Inc.                                24,150        1,207,017
MI Developments, Inc., Class A                          34,650        1,176,368
                                                                 ---------------
                                                                      2,778,185
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST -- 9.3%
American Financial Realty Trust                         36,975          462,187

                                                      SHARES          VALUE
                                                   ------------  ---------------
REAL ESTATE INVESTMENT TRUST (CONTINUED)
Anworth Mortgage Asset Corp.                           123,475   $      980,391
Bedford Property Investors, Inc.                         6,375          146,625
Boykin Lodging Co.*                                    107,325        1,287,900
Deerfield Triarc Capital Corp.                           1,550           22,026
Highwoods Properties, Inc.                              28,625          825,259
MeriStar Hospitality Corp.*                            141,250        1,382,838
                                                                 ---------------
                                                                      5,107,226
                                                                 ---------------

RESTAURANTS -- 1.6%
Triarc Companies., Inc., Class A*                        5,825           95,239
Triarc Companies., Inc., Class B*                       51,500          769,410
                                                                 ---------------
                                                                        864,649
                                                                 ---------------

RETAIL - SPECIALTY STORES -- 4.3%
Casual Male Retail Group, Inc.*                         70,964          438,558
Eddie Bauer Holdings, Inc.*                             10,725          239,167
MarineMax, Inc.*                                        20,125          528,482
Pep Boys-Manny, Moe & Jack, (The)                       30,625          439,469
West Marine, Inc.*                                      35,175          467,124
Zale Corp.*                                              9,800          273,420
                                                                 ---------------
                                                                      2,386,220
                                                                 ---------------

SAVINGS & LOAN ASSOCIATIONS -- 2.6%
First Niagara Financial Group, Inc.                     37,950          549,895
Flagstar Bancorp, Inc.                                  20,300          305,921
Partners Trust Financial Group, Inc.                    15,225          182,700
Provident Financial Services, Inc.                      19,050          342,710
Provident New York Bancorp                               4,900           56,791
                                                                 ---------------
                                                                      1,438,017
                                                                 ---------------

SCHOOLS -- 1.0%
Corinthian Colleges, Inc.*                              47,025          569,473
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT -- 4.2%
Actions Semiconductor Co., Ltd.*                         3,850           30,800
Advanced Energy Industries, Inc.*                       15,050          201,068
Alliance Semiconductor Corp.*                          191,175          558,231
Axcelis Technologies, Inc.*                             13,275           62,923
BE Semiconductor Industries N.V.*                      302,368        1,449,855
                                                                 ---------------
                                                                      2,302,877
                                                                 ---------------

SEMICONDUCTORS & RELATED -- 4.0%
ASM International N.V.*                                 94,700        1,383,567
STATS ChipPAC, Ltd. -- ADR*                            106,300          704,769
ZiLOG, Inc.*                                            49,275          130,579
                                                                 ---------------
                                                                      2,218,915
                                                                 ---------------

SERVICES - COMPUTER PROCESSING & DATA
  PREPARATION -- 0.8%
Source Interlink Companies., Inc.**                     39,975          438,926
                                                                 ---------------

SERVICES - ENGINEERING SERVICES -- 1.0%
Washington Group International, Inc.                    11,175          577,859
                                                                 ---------------

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------  ---------------
TELECOMMUNICATIONS & EQUIPMENT -- 0.0%
CommScope, Inc.*                                           850   $       17,434
                                                                 ---------------

TEXTILES -- 0.1%
G & K Services, Inc                                        800           30,672
                                                                 ---------------

TRANSPORTATION -- 0.9%
Alexander & Baldwin, Inc.                               10,500          525,210
                                                                 ---------------

UTILITIES -- 0.9%
Avista Corp.                                            29,775          525,529
                                                                 ---------------

    TOTAL DOMESTIC COMMON STOCKS
        (Cost $40,678,597)                                           53,081,283
                                                                 ---------------
CANADIAN COMMON STOCKS -- 0.7%
REAL ESTATE INVESTMENT TRUST -- 0.7%
Boardwalk Real Estate Investment Trust                   1,450           24,817
Trizec Canada, Inc.                                     17,575          374,346
                                                                 ---------------
                                                                        399,163
                                                                 ---------------

    TOTAL CANADIAN COMMON STOCK
        (Cost $283,391)                                                 399,163
                                                                 ---------------

                                                        PAR
                                                       (000)          VALUE
                                                   ------------  ---------------
CORPORATE BONDS -- 0.9%
Mercer International, Inc.144A
  8.50%, 10/15/10                                          500          534,375
                                                                 ---------------

    TOTAL CORPORATE BONDS
        (Cost $500,000)                                                 534,375
                                                                 ---------------

                                                      SHARES          VALUE
                                                   ------------  ---------------
EXCHANGE TRADED FUNDS -- 0.1%
FINANCE -- 0.1%
iShares Russell 2000 Value Index Fund                      600           40,170
                                                                 ---------------
    TOTAL EXCHANGE TRADED FUNDS
        (Cost $31,468)                                                   40,170
                                                                 ---------------

TEMPORARY INVESTMENTS -- 2.5%
PNC Bank Money Market Account - 3.53% 12/01/05       1,367,159        1,367,159
                                                                 ---------------

    TOTAL TEMPORARY INVESTMENTS
        (Cost $1,367,159)                                             1,367,159
                                                                 ---------------

TOTAL INVESTMENTS -- 100.5%
(Cost $42,860,615) **                                            $   55,422,150
                                                                 ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS --
  (0.5)%                                                               (299,462)
                                                                 ---------------

NET ASSETS -- 100.0%                                             $   55,122,688
                                                                 ===============

*     Non-income producing.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2005, these securities amounted to 1.0% of net assets.

ADR   -- American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $ 44,211,984
                                                   =============

      Gross unrealized appreciation                $ 14,107,941
      Gross unrealized depreciation                  (3,467,179)
                                                   -------------

      Net unrealized appreciation/(depreciation)   $ 10,640,762
                                                   =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                      Shares          Value
                                                   ------------  ---------------
DOMESTIC COMMON STOCKS -- 89.1%
AEROSPACE & DEFENSE -- 4.5%
Boeing Co., (The)                                       33,175   $    2,262,203
Goodrich Corp.                                          12,075          465,129
                                                                 ---------------
                                                                      2,727,332
                                                                 ---------------

AGRICULTURAL CHEMICALS -- 2.4%
Mosaic Co., (The)*                                     104,500        1,414,931
                                                                 ---------------

AIRLINES -- 0.7%
Southwest Airlines Co.                                  26,350          434,775
                                                                 ---------------

AUTOMOBILE PARTS & EQUIPMENT -- 1.2%
Visteon Corp.*                                         106,200          717,912
                                                                 ---------------

AUTOMOBILES -- 2.4%
HONDA MOTOR Co., Ltd. -- ADR                            51,750        1,446,930
                                                                 ---------------

BANKS -- 3.9%
Hudson City Bancorp, Inc.                               23,030          274,287
North Fork Bancorporation, Inc.                         76,700        2,070,900
                                                                 ---------------
                                                                      2,345,187
                                                                 ---------------

BROADCASTING & CABLE TELEVISION -- 3.5%
Liberty Global, Inc. Class A*                          184,670        1,418,266
Liberty Global, Inc. Series C*                          31,692          707,048
                                                                 ---------------
                                                                      2,125,314
                                                                 ---------------

CHEMICALS - DIVERSIFIED -- 0.6%
Bayer AG -- ADR                                          5,150          204,712
Lyondell Chemical Co.                                    5,200          132,236
                                                                 ---------------
                                                                        336,948
                                                                 ---------------

CHEMICALS - SPECIALTY -- 0.4%
Chemtura Corp.                                           4,950           59,647
Cytec Industries, Inc.                                   4,150          187,954
                                                                 ---------------
                                                                        247,601
                                                                 ---------------

COMMERCIAL SERVICES -- 0.2%
Convergys Corp.*                                         5,975           99,185
                                                                 ---------------

COMPUTERS, SOFTWARE & SERVICING -- 1.6%
BearingPoint, Inc.*                                    129,875          945,490
                                                                 ---------------

DAIRY PRODUCTS -- 0.7%
Dean Foods Co.*                                         11,450          437,275
                                                                 ---------------

ELECTRONIC COMPONENTS -- 0.8%
Celestica, Inc.*                                        43,775          465,328
                                                                 ---------------

ELECTRONIC COMPONENTS & ACCESSORIES -- 4.8%
AU Optronics Corp. -- ADR                               96,392        1,392,864
Avnet, Inc.*                                            53,125        1,195,312
Sanmina-SCI Corp.*                                      67,025          277,484
                                                                 ---------------
                                                                      2,865,660
                                                                 ---------------

ELECTRONICS -- 1.7%
Agilent Technologies, Inc.*                             28,975        1,033,248
                                                                 ---------------

                                                      Shares          Value
                                                   ------------  ---------------
ENERGY & UTILITIES -- 4.1%
Reliant Energy, Inc.*                                  269,025   $    2,464,269
                                                                 ---------------

ENGINEERING & CONSTRUCTION -- 0.5%
ABB, Ltd. -- ADR*                                       32,650          285,688
                                                                 ---------------

FINANCIAL SERVICES -- 8.6%
Fannie Mae                                              57,575        2,766,479
JPMorgan Chase & Co.                                    57,650        2,205,112
Washington Mutual, Inc.                                  4,650          191,534
                                                                 ---------------
                                                                      5,163,125
                                                                 ---------------

FOOD -- 3.1%
Tate & Lyle P.L.C. -- ADR                               48,600        1,845,099
                                                                 ---------------

GAMBLING - NON HOTEL -- 0.4%
GTECH Holdings Corp.                                     8,475          259,335
                                                                 ---------------

HOME FURNISHINGS & HOUSEWARES -- 1.3%
Newell Rubbermaid, Inc.                                 32,750          755,543
                                                                 ---------------

HOTELS & RESTAURANTS -- 2.4%
Hilton Hotels Corp.                                     40,800          894,336
Starwood Hotels & Resorts Worldwide, Inc.                9,050          547,525
                                                                 ---------------
                                                                      1,441,861
                                                                 ---------------

INDUSTRIAL GOODS & MATERIALS -- 3.7%
Tyco International, Ltd.                                78,175        2,229,551
                                                                 ---------------

INSURANCE -- 6.8%
Aon Corp.                                               50,175        1,826,872
Genworth Financial, Inc. Class A                        40,550        1,396,947
PMI Group, Inc. (The)                                    3,250          131,950
RenaissanceRe Holdings, Ltd.                            13,775          618,911
UnumProvident Corp.                                      3,625           79,750
                                                                 ---------------
                                                                      4,054,430
                                                                 ---------------

LEISURE & ENTERTAINMENT -- 2.7%
Carnival Corp.                                          30,300        1,651,047
                                                                 ---------------

MANUFACTURING -- 2.6%
Deere & Co.                                                300           20,805
Navistar International Corp.*                           54,100        1,534,817
                                                                 ---------------
                                                                      1,555,622
                                                                 ---------------

MEDICAL & MEDICAL SERVICES -- 1.9%
Triad Hospitals, Inc.*                                  26,400        1,126,224
                                                                 ---------------

MISCELLANEOUS -- 1.1%
Liberty Global, Inc. Series C*                          32,667          678,494
                                                                 ---------------

PACKAGING & CONTAINERS -- 0.7%
Pactiv Corp.*                                           22,150          448,316
                                                                 ---------------

PAPER & FORESTRY PRODUCTS -- 2.3%
Abitibi-Consolidated, Inc.                              56,100          187,935
International Paper Co.                                 38,379        1,210,090
                                                                 ---------------
                                                                      1,398,025
                                                                 ---------------

                                    SCHNEIDER
                                   VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                      Shares          Value
                                                   ------------  ---------------
REAL ESTATE -- 0.2%
St. Joe Co., (The)                                       2,155   $      143,092
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST -- 3.6%
Annaly Mortgage Management, Inc.                        57,725          678,269
Host Marriott Corp.                                     32,000          572,800
Trizec Properties, Inc.                                 40,425          908,754
                                                                 ---------------
                                                                      2,159,823
                                                                 ---------------

RETAIL - CONSUMER ELECTRONICS STORES -- 1.1%
Circuit City Stores, Inc.                                6,505          136,150
GameStop Corp., Class A*                                15,075          507,123
                                                                 ---------------
                                                                        643,273
                                                                 ---------------

RETAIL - DEPARTMENT STORES -- 1.9%
Kohl's Corp.*                                           24,675        1,135,050
                                                                 ---------------

SAVINGS & LOAN ASSOCIATIONS -- 0.2%
Sovereign Bancorp, Inc.                                  4,600          100,556
                                                                 ---------------

SEMI-CONDUCTORS & RELATED -- 1.5%
International Rectifier Corp.*                          26,200          929,052
                                                                 ---------------

TELECOMMUNICATIONS & EQUIPMENT -- 1.5%
Sprint Nextel Corp.                                      5,975          149,614
Telephone and Data Systems, Inc.                         4,850          177,267
Telephone and Data Systems, Inc.
  Special Common Shares                                 15,625          547,656
                                                                 ---------------
                                                                        874,537
                                                                 ---------------

TRANSPORTATION -- 3.7%
CSX Corp.                                               38,325        1,864,128
Swift Transportation Co., Inc.*                         17,250          337,755
                                                                 ---------------
                                                                      2,201,883
                                                                 ---------------

WHOLESALE - DISTRIBUTION -- 1.4%
Hughes Supply, Inc.                                     22,150          858,091
                                                                 ---------------

WHOLESALE - DRUG DISTRIBUTION -- 2.4%
AmerisourceBergen Corp.                                 17,800        1,430,230
                                                                 ---------------
    TOTAL DOMESTIC COMMON STOCKS
        (Cost $46,889,012)                                           53,475,332
                                                                 ---------------
CANADIAN COMMON STOCKS -- 0.8%
MANUFACTURING -- 0.8%
Bombardier, Inc., Class B*                             241,525          498,118
                                                                 ---------------
    TOTAL CANADIAN COMMON STOCK
        (Cost $592,144)                                                 498,118
                                                                 ---------------

                                                        Par
                                                       (000)          Value
                                                   ------------  ---------------
CORPORATE BONDS -- 0.5%
AMR Corp. (Government Securities LOC)
  (Caa2, CCC)
  4.25%, 09/23/23                                  $       257   $      288,161
                                                                 ---------------

    TOTAL CORPORATE BONDS
        (Cost $217,276)                                                 288,161
                                                                 ---------------

                                                      Shares          Value
                                                   ------------  ---------------
EXCHANGE TRADED FUNDS -- 2.3%
FINANCE -- 2.3%
iShares Russell 1000 Value Index Fund                   19,725        1,368,520
                                                                 ---------------
    TOTAL EXCHANGE TRADED FUNDS
        (Cost $1,305,623)                                             1,368,520
                                                                 ---------------
TEMPORARY INVESTMENTS -- 7.1%
PNC Bank Money Market Account - 3.53% 11/30/05       4,271,483        4,271,483
                                                                 ---------------
    TOTAL TEMPORARY INVESTMENTS
        (Cost $4,271,483)                                             4,271,483
                                                                 ---------------
TOTAL INVESTMENTS -- 99.8%
(Cost $53,275,538)**                                                 59,901,614
                                                                 ---------------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                           108,045
                                                                 ---------------

NET ASSETS -- 100.0%                                             $   60,009,659
                                                                 ===============

ADR   -- American Depository Receipt

*     Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $ 53,961,036
                                                        =============

      Gross unrealized appreciation                     $  7,649,889
      Gross unrealized depreciation                       (1,997,472)
                                                        -------------

      Net unrealized appreciation/(depreciation)        $  5,652,417
                                                        =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
COMMON STOCKS--98.7%
BASIC INDUSTRY--3.4%
  Braskem S.A. - ADR                                    92,400   $    1,664,124
  Chemtura Corp.                                       116,100        1,399,005
  Crown Holdings, Inc.*                                178,300        3,305,682
  H.B. Fuller Co.                                       75,600        2,342,088
  IPSCO, Inc.                                           30,800        2,383,304
  NL Industries, Inc.                                   13,500          199,800
                                                                 ---------------
                                                                     11,294,003
                                                                 ---------------

CONSUMER CYCLICAL--13.8%
  Ameristar Casinos, Inc.                               68,600        1,618,274
  Barnes & Noble, Inc.                                  37,100        1,496,614
  Building Materials Holding Corp.                      12,500        1,029,125
  Cache, Inc.*                                          95,800        1,612,314
  CKE Restaurants, Inc.                                130,400        1,644,344
  Conn's, Inc.*                                         56,300        1,903,503
  CSK Auto Corp.*                                      116,200        1,801,100
  Domino's Pizza, Inc.                                  92,000        2,300,000
  Furniture Brands International, Inc.                  91,800        1,831,410
  Genesco, Inc.*                                        56,100        2,224,365
  Gymboree Corp., (The)*                                98,200        2,215,392
  Intrawest Corp.                                       81,700        2,277,796
  Jack in the Box, Inc.*                                52,500        1,764,000
  Leapfrog Enterprises, Inc.*                            3,900           50,856
  Lions Gate Entertainment Corp.*                      152,200        1,391,108
  LoJack Corp.*                                         61,200        1,724,616
  Longs Drug Stores Corp.                               26,500        1,129,695
  Pantry, Inc. (The)*                                   49,000        2,013,900
  Phillips-Van Heusen Corp.                             76,700        2,599,363
  Ryder System, Inc.                                    26,400        1,120,152
  Skechers U.S.A., Inc., Class A*                      124,000        1,855,040
  Sonic Automotive, Inc.                                98,000        2,038,400
  Sportsman's Guide, Inc. (The)*                        68,900        1,807,936
  Stein Mart, Inc.                                      83,000        1,435,900
  Steven Madden Ltd.*                                   76,100        2,072,203
  Vail Resorts, Inc.*                                   66,800        2,488,968
                                                                 ---------------
                                                                     45,446,374
                                                                 ---------------

CONSUMER GROWTH--13.4%
  Alpharma, Inc., Class A                              139,700        3,690,874
  AMN Healthcare Services, Inc.*                        58,600        1,116,330
  AngioDynamics, Inc.*                                 107,900        2,223,819
  Bright Horizons Family Solutions, Inc.*               14,400          509,472

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
CONSUMER GROWTH--(CONTINUED)
  Chemed Corp.                                          15,700   $      795,990
  CNS, Inc.                                             70,100        1,612,300
  Cutera, Inc.*                                         86,100        3,407,838
  Dade Behring Holdings, Inc.                           83,800        3,426,582
  Education Management Corp.*                           68,300        2,305,125
  Genesis HealthCare Corp.*                             28,591        1,202,251
  Haemonetics Corp.*                                    22,800        1,165,764
  Hi-Tech Pharmacal Co., Inc.*                          74,800        2,858,108
  Kendle International, Inc.*                          101,800        2,433,020
  Magellan Health Services, Inc.*                       49,300        1,440,546
  Meridian Bioscience, Inc.                             78,100        1,458,127
  Natus Medical, Inc.*                                 149,500        2,472,730
  Nutri/System, Inc.*                                   82,500        3,211,725
  PerkinElmer, Inc.                                     79,700        1,817,957
  Pharmion Corp.*                                       37,800          656,586
  Playtex Products, Inc.*                              172,000        2,408,000
  Respironics, Inc.*                                    53,500        2,069,380
  Steiner Leisure Ltd.*                                 55,370        2,080,805
                                                                 ---------------
                                                                     44,363,329
                                                                 ---------------

ENERGY--7.1%
  Advanced Energy Industries, Inc.*                    145,600        1,945,216
  Core Laboratories N.V.*                               93,400        3,409,100
  Distributed Energy Systems Corp.*                    263,800        2,445,426
  Frontier Oil Corp.                                    77,100        2,905,128
  Giant Industries, Inc.*                               50,200        2,693,230
  NATCO Group, Inc., Class A*                           83,800        1,944,160
  RPC, Inc.                                             61,400        2,038,480
  Tesoro Corp.                                          57,600        3,172,032
  Vintage Petroleum, Inc.                               57,300        3,001,374
                                                                 ---------------
                                                                     23,554,146
                                                                 ---------------

FINANCIAL--17.2%
  Allmerica Financial Corp.*                            44,900        1,793,755
  American Physicians Capital, Inc.*                    33,400        1,518,030
  Arch Capital Group Ltd.*                              52,400        2,748,904
  Aspen Insurance Holdings Ltd.                         98,400        2,462,952
  Banco Itau Holding Financeira S.A. - ADR             119,400        3,027,984
  Calamos Asset Management, Inc., Class A               96,200        2,607,020
  Cash America International, Inc.                      65,900        1,492,635
  Commerce Group, Inc., (The)                           11,300          656,078
  Corus Bankshares, Inc.                                39,800        2,339,444

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
FINANCIAL--(CONTINUED)
  EZCORP, Inc., Class A*                               134,200   $    2,019,710
  First American Corp.                                  67,100        3,157,055
  First Cash Financial Services, Inc.*                  39,900        1,157,100
  GFI Group, Inc.*                                      67,800        3,019,812
  Investment Technology Group, Inc.*                    85,900        3,340,651
  Janus Capital Group, Inc.                             25,200          483,084
  LandAmerica Financial Group, Inc.                     42,300        2,738,925
  Max Re Capital Ltd.                                  102,000        2,723,400
  Nationwide Financial Services, Inc., Class A           7,000          295,050
  Ohio Casualty Corp.                                   35,100        1,038,960
  Platinum Underwriters Holdings Ltd.                   73,300        2,232,718
  Quanta Capital Holdings Ltd.*                        154,100          645,679
  Safety Insurance Group, Inc.                          26,200        1,050,882
  Selective Insurance Group, Inc.                       29,800        1,667,906
  StanCorp Financial Group, Inc.                        31,200        3,214,848
  Stewart Information Services Corp.                    50,200        2,538,112
  TierOne Corp.                                          3,500          104,895
  TradeStation Group, Inc.*                            148,900        1,773,399
  UICI                                                  59,600        2,122,952
  United Fire & Casualty Co.                            26,800        1,224,760
  Zenith National Insurance Corp.                       34,150        1,618,710
                                                                 ---------------
                                                                     56,815,410
                                                                 ---------------

INDUSTRIAL--14.9%
  Administaff, Inc.                                     15,800          711,790
  AMERCO*                                               46,200        3,267,264
  Brink's Co., (The)                                    43,600        2,012,576
  Celadon Group, Inc.*                                  90,600        2,510,526
  CNF, Inc.                                             14,500          826,500
  Columbus McKinnon Corp.*                             163,300        3,426,034
  CommScope, Inc.*                                     118,900        2,438,639
  Consolidated Graphics, Inc.*                          20,100        1,028,919
  Herman Miller, Inc.                                   18,200          556,738
  Hub Group, Inc., Class A*                             89,100        3,613,005
  Ingram Micro, Inc., Class A*                         106,200        1,994,436
  Laidlaw International, Inc.                           37,700          815,074
  LSI Industries, Inc.                                 132,000        2,376,000
  McDermott International, Inc.*                        52,400        2,193,464
  MPS Group, Inc.*                                     159,800        2,008,686
  On Assignment, Inc.*                                 114,400        1,264,120
  Pacer International, Inc.                             93,600        2,473,848

                                                       NUMBER
                                                     OF SHARES        VALUE
                                                   ------------  ---------------
INDUSTRIAL--(CONTINUED)
  R.H. Donnelley Corp.*                                 31,000   $    1,952,380
  Rollins, Inc.                                         69,200        1,408,220
  Stamps.com, Inc.*                                     90,700        2,126,915
  Stewart & Stevenson Services, Inc.                    30,200          619,100
  Tennant Co.                                           46,700        2,191,164
  Thomas & Betts Corp.*                                 48,400        1,937,936
  Universal Forest Products, Inc.                       43,200        2,482,272
  WESCO International, Inc.*                            71,200        2,972,600
                                                                 ---------------
                                                                     49,208,206
                                                                 ---------------

TECHNOLOGY--28.1%
  24/7 Real Media, Inc.*                               291,600        2,157,840
  Advent Software, Inc.*                                70,200        2,010,528
  Agere Systems, Inc.*                                 202,800        2,672,904
  Ansoft Corp.*                                         52,200        1,810,818
  Arris Group, Inc.*                                   289,800        2,816,856
  Aspen Technology, Inc.*                              209,100        1,547,340
  Asyst Technologies, Inc.*                             50,900          316,598
  Brightpoint, Inc.*                                    83,800        2,358,132
  CalAmp Corp.*                                        169,200        1,962,720
  Captiva Software Corp.*                               90,600        2,003,166
  CryptoLogic, Inc.                                     96,800        1,952,456
  Ctrip.com International Ltd. - ADR*                   40,500        2,360,745
  Cymer, Inc.*                                          54,700        2,090,634
  ECI Telecom Ltd.*                                    248,800        2,142,168
  Emulex Corp.*                                         93,800        1,869,434
  Extreme Networks, Inc.*                               96,200          473,304
  Genesis Microchip, Inc.*                              32,300          723,520
  Hologic, Inc.*                                        34,400        2,444,808
  Hypercom Corp.*                                      229,900        1,425,380
  Hyperion Solutions Corp.*                             38,100        2,017,395
  Informatica Corp.*                                   138,300        1,554,492
  InfoSpace, Inc.*                                      83,000        2,187,880
  McDATA Corp., Class A*                               175,000          637,000
  MTS Systems Corp.                                     58,200        2,052,714
  Nam Tai Electronics, Inc.                              1,000           21,840
  Netlogic Microsystems, Inc.*                          77,000        2,006,620
  NICE Systems Ltd. - ADR*                              49,900        2,238,015
  ON Semiconductor Corp.*                              197,300        1,144,340
  Orbotech Ltd.*                                        64,000        1,484,160
  PAR Technology Corp.*                                 51,700        1,659,570
  Parametric Technology Corp.*                          81,500          476,775

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                       NUMBER
                                                     OF SHARES          VALUE
                                                   ------------  ---------------
TECHNOLOGY--(CONTINUED)
  Plexus Corp.*                                        129,800   $    2,790,700
  Progress Software Corp.*                              66,500        2,057,510
  Quidel Corp.*                                         91,600        1,278,736
  Rackable Systems, Inc.*                               65,700        1,213,479
  RADVision Ltd.*                                       38,300          651,100
  RealNetworks, Inc.*                                  254,700        2,203,155
  Silicon Image, Inc.*                                 181,300        1,760,423
  Skyworks Solutions, Inc.*                            117,800          634,942
  SonicWALL, Inc.*                                     294,300        2,186,649
  SPSS, Inc.*                                           89,300        2,578,984
  Standard Microsystems Corp.*                          77,900        2,329,210
  Supertex, Inc.*                                       24,400        1,030,656
  Sykes Enterprises, Inc.*                             178,700        2,466,060
  Tekelec*                                             135,800        1,765,400
  TriQuint Semiconductor, Inc.*                        226,100        1,017,450
  TriZetto Group, Inc., (The)*                         188,700        3,066,375
  United Online, Inc.                                   95,300        1,344,683
  Vignette Corp.*                                      155,200        2,748,592
  Xyratex Ltd.*                                        146,200        2,295,340
  Zoran Corp.*                                         159,700        2,702,124
  Zygo Corp.*                                          157,200        2,214,948
                                                                 ---------------
                                                                     92,956,668
                                                                 ---------------

UTILITY--0.8%
  Compania Anonima Nacional Telefonos de
     Venezuela (CANTV) - ADR                           133,400        1,899,616
  Embratel Participacoes S.A. - ADR                     44,700          604,344
                                                                 ---------------
                                                                      2,503,960
                                                                 ---------------
    TOTAL COMMON STOCKS
        (Cost $257,920,755)                                         326,142,096
                                                                 ---------------

SHORT TERM INVESTMENTS--1.5%
  Galaxy Institutional Money Market Fund
     4.07% 12/01/05                                  5,034,264        5,034,264
                                                                 ---------------
    TOTAL SHORT TERM INVESTMENTS
        (Cost $5,034,264)                                             5,034,264
                                                                 ---------------

TOTAL INVESTMENTS--100.2%
  (Cost $262,955,019) **                                         $  331,176,360
                                                                 ---------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(0.2)%                                                 (563,591)
                                                                 ---------------
NET ASSETS--100.0%                                               $  330,612,769
                                                                 ===============

*     Non-income producing.

ADR -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $ 263,711,329

      Gross unrealized appreciation                $  72,179,266
      Gross unrealized depreciation                   (4,714,235)
                                                   --------------

      Net unrealized appreciation/(depreciation)   $  67,465,031
                                                   ==============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date     January 18, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer &
                           principal financial officer)

Date     January 18, 2006
    ---------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.